                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05624
                                  ---------------------------------------------

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                               SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]                          JUNE 30, 2003


MORGAN STANLEY INSTITUTIONAL FUND, INC.


GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS     FIXED INCOME PORTFOLIO

ACTIVE INTERNATIONAL ALLOCATION                EMERGING MARKETS DEBT
ASIAN EQUITY
ASIAN REAL ESTATE                              MONEY MARKET PORTFOLIOS
EMERGING MARKETS
EUROPEAN REAL ESTATE                           MONEY MARKET
EUROPEAN VALUE EQUITY                          MUNICIPAL MONEY MARKET
GLOBAL FRANCHISE
GLOBAL VALUE EQUITY
INTERNATIONAL EQUITY
INTERNATIONAL MAGNUM
INTERNATIONAL SMALL CAP
JAPANESE VALUE EQUITY
LATIN AMERICAN

U.S. EQUITY PORTFOLIOS

EQUITY GROWTH
FOCUS EQUITY
SMALL COMPANY GROWTH
TECHNOLOGY
U.S. REAL ESTATE
VALUE EQUITY

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Table of Contents

Shareholder Letter                                     3

Performance Summary                                    4

Statements of Net Assets

Global and International Equity Portfolios:
Active International Allocation                        6
Asian Equity                                          15
Asian Real Estate                                     18
Emerging Markets                                      20
European Real Estate                                  25
European Value Equity                                 27
Global Franchise                                      30
Global Value Equity                                   32
International Equity                                  35
International Magnum                                  38
International Small Cap                               42
Japanese Value Equity                                 45
Latin American                                        47

U.S. Equity Portfolios:
Equity Growth                                         49
Focus Equity                                          52
Small Company Growth                                  54
Technology                                            57
U.S. Real Estate                                      59
Value Equity                                          61

Fixed Income Portfolio:
Emerging Markets Debt                                 63

Money Market Portfolios:
Money Market                                          65
Municipal Money Market                                66

Statements of Operations                              69

Statements of Changes in Net Assets                   73

Financial Highlights                                  84

Notes to Financial Statements                        105

Director and Officer Information                     114

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Shareholder Letter

Dear Shareholder:

We are pleased to present to you the Fund's Semi-Annual Report for the six months ended June 30, 2003. Our Fund currently offers 22 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).

SIGNIFICANT DEVELOPMENTS

In the third quarter, the Board of Directors of the Fund approved the liquidation of the Asian Equity Portfolio and the merger of the Morgan Stanley Institutional Fund Trust's Small Cap Growth Portfolio into the Fund's Small Company Growth Portfolio. A proxy statement detailing the merger proposal and other information will be distributed to shareholders of the Morgan Stanley Institutional Fund Trust's Small Cap Growth Portfolio.

Also effective July 31, 2003, in connection with a reconstitution of the Fund's Board of Directors, John D. Barret II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr., William G. Morton, Jr., Ronald E. Robison, and Mitchell M. Merin have resigned from the Board of Directors. As of that date, the members of the Board of Directors are: Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael Nugent, Philip J. Purcell, and Fergus Reid.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

August 2003

MORGAN STANLEY INSTITUTIONAL FUND, INC.

PERFORMANCE SUMMARY
June 30, 2003 (unaudited)

                                                              YEAR-TO-DATE                       ONE YEAR
                              INCEPTION DATES                 TOTAL RETURN                     TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------
                                                                    COMPARABLE                           COMPARABLE
                            CLASS A   CLASS B   CLASS A   CLASS B      INDICES       CLASS A   CLASS B      INDICES
-------------------------------------------------------------------------------------------------------------------------
GLOBAL AND INTERNATIONAL
  EQUITY PORTFOLIOS:
  Active International
    Allocation              1/17/92    1/2/96      7.12%     6.88%        9.47%(1)     (7.88)%   (8.16)%      (6.46)%(1)
  Asian Equity               7/1/91    1/2/96     11.03     10.97         9.84 (2)     (7.05)    (7.18)       (5.49) (2)
  Asian Real Estate         10/1/97   10/1/97      4.44      4.41         6.69 (3)    (10.60)   (10.78)       (6.20) (3)
  Emerging Markets          9/25/92    1/2/96     13.92     13.52        15.90 (4)      2.35      1.96         6.68  (4)
  European Real Estate      10/1/97   10/1/97     12.44     12.41        13.68 (6)     11.39     11.16        13.91  (6)
  European Value Equity      4/2/93    1/2/96      6.48      6.27        10.77 (5)     (5.59)    (5.86)       (5.22) (5)
  Global Franchise         11/28/01  11/28/01      7.97      7.83        11.12 (7)     (0.72)    (1.05)       (2.37) (7)
  Global Value Equity       7/15/92    1/2/96      6.74      6.64        11.12 (7)    (12.17)   (12.44)       (2.37) (7)
  International Equity       8/4/89    1/2/96      7.26      7.16         9.47 (1)     (3.84)    (4.07)       (6.46) (1)
  International Magnum      3/15/96   3/15/96      5.72      5.35         9.47 (1)     (9.47)    (9.83)       (6.46) (1)
  International Small Cap  12/15/92        --     17.17        --        21.46 (8)     (0.56)       --         1.67  (8)
  Japanese Value Equity     4/25/94    1/2/96      5.58      5.45         2.92 (9)    (12.92)   (12.95)      (14.63) (9)
  Latin American            1/18/95    1/2/96     19.21     19.02        24.24 (10)     7.49      7.05        13.03  (10)
-------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY PORTFOLIOS:
  Equity Growth              4/2/91    1/2/96     12.25     12.07        11.76 (11)    (1.32)    (1.57)        0.26  (11)
  Focus Equity*              3/8/95    1/2/96     16.52     16.27        11.76 (11)     2.14      1.78         0.26  (11)
  Small Company Growth      11/1/89    1/2/96     18.00     17.77        19.33 (12)     2.91      2.52         0.69  (12)
  Technology                9/16/96   9/16/96     21.23     21.03        21.51 (13)     8.13      7.82        10.91  (13)
  U.S. Real Estate          2/24/95    1/2/96     14.16     13.95        13.87 (14)     3.23      2.86         4.00  (14)
  Value Equity              1/31/90    1/2/96     11.86     11.79        11.57 (15)    (4.00)    (4.12)       (1.02) (15)
-------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO:
  Emerging Markets Debt      2/1/94    1/2/96     17.97     18.33        17.34 (16)    29.53     29.71        31.53  (16)
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS:
  Money Market             11/15/88        --        --        --           --            --        --           --
  Municipal Money Market    2/10/89        --        --        --           --            --        --           --

YIELD INFORMATION AS OF JUNE 30, 2003

                                                  7 DAY      7 DAY      30 DAY        30 DAY
                                                CURRENT  EFFECTIVE     CURRENT    COMPARIBLE
                                                 YIELD+     YIELD+     YIELD++         YIELD
--------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS:
  Money Market                                     0.57%      0.57%       0.65%         0.66% (17)
  Municipal Money Market                           0.49       0.49        0.55          0.55  (18)

+ The 7 day current yield and 7 day effective yield assume an annualization of the current yield with all dividends reinvested. As with all money market portfolios, yields will fluctuate as market conditions change and the 7 day yields are not necessarily indicative of future performance.

++ The current 30 day yield reflects the net investment income generated by the Portfolio over a specified 30 day period expressed as an annual percentage. Expenses accrued for the 30 day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.

* The total return was positively impacted as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         PERFORMANCE SUMMARY
                                         June 30, 2003 (unaudited)

                                      FIVE YEAR                          TEN YEAR
                            AVERAGE ANNUAL TOTAL RETURN          AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------
                                               COMPARABLE                         COMPARABLE
                           CLASS A   CLASS B      INDICES       CLASS A  CLASS B     INDICES      CLASS A
---------------------------------------------------------------------------------------------------------
GLOBAL AND INTERNATIONAL
  EQUITY PORTFOLIOS:
  Active International
    Allocation               (3.36)%   (3.52)%      (4.00)%(1)     4.10%      --        2.78%(1)     4.44%
  Asian Equity                3.91      3.57         5.04  (2)    (2.92)      --       (1.34)(2)     1.49
  Asian Real Estate           4.67      4.42         5.08  (3)       --       --          -- (3)    (5.71)
  Emerging Markets            2.04      1.75         2.39  (4)     2.43       --        1.41 (4)     4.31
  European Real Estate        5.57      5.29         6.09  (6)       --       --          -- (6)     6.61
  European Value Equity      (3.09)    (3.36)       (4.82) (5)     8.79       --        8.19 (5)     9.16
  Global Franchise              --        --           --  (7)       --       --          -- (7)    13.54
  Global Value Equity        (1.14)    (1.38)       (3.06) (7)     9.65       --        5.88 (7)    10.28
  International Equity        3.51      3.31        (4.00) (1)    11.18       --        2.78 (1)     9.86
  International Magnum       (5.42)    (5.68)       (4.00) (1)       --       --          -- (1)     0.41
  International Small Cap     5.07        --        (1.02) (8)     7.77       --       (1.03)(8)    10.16
  Japanese Value Equity      (3.18)    (3.45)       (3.99) (9)       --       --          -- (9)    (2.99)
  Latin American             (0.09)    (0.25)        0.52  (10)      --       --          -- (10)    5.87
---------------------------------------------------------------------------------------------------------
U.S. EQUITY PORTFOLIOS:
  Equity Growth              (2.58)    (2.83)       (1.61) (11)   10.84       --       10.04 (11)   10.24
  Focus Equity*              (1.50)    (1.75)       (1.61) (11)      --       --          -- (11)   13.11
  Small Company Growth        9.61      9.31        (4.25) (12)   12.37       --        4.35 (12)   12.02
  Technology                 (3.27)    (3.44)       (3.05) (13)      --       --          -- (13)    6.26
  U.S. Real Estate            8.12      7.81         7.12  (14)      --       --          -- (14)   14.15
  Value Equity                1.56      1.33         1.05  (15)   10.17       --       10.68 (15)   10.01
---------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO:
  Emerging Markets Debt       7.18      6.97        11.09  (16)      --       --          -- (16)   10.99
---------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIOS:
  Money Market                  --        --           --            --       --          --           --
  Municipal Money Market        --        --           --            --       --          --           --

                                    SINCE INCEPTION
                             AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------
                            COMPARABLE            COMPARABLE
                             INDICES -             INDICES -
                               CLASS A  CLASS B      CLASS B
-----------------------------------------------------------------
GLOBAL AND INTERNATIONAL
  EQUITY PORTFOLIOS:
  Active International
    Allocation                    3.55%    2.14%        0.26%(1)
  Asian Equity                    2.87    (9.35)       (6.89)(2)
  Asian Real Estate              (8.03)   (5.96)       (8.03)(3)
  Emerging Markets                3.31    (0.29)       (2.15)(4)
  European Real Estate            7.09     6.36         7.09 (6)
  European Value Equity           8.08     5.46         5.30 (5)
  Global Franchise               (6.07)   13.13        (6.07)(7)
  Global Value Equity             6.59     6.44         3.63 (7)
  International Equity            1.89     8.72         0.26 (1)
  International Magnum            0.32     0.13         0.32 (1)
  International Small Cap         1.60       --           -- (8)
  Japanese Value Equity          (6.76)   (3.24)       (8.44) (9)
  Latin American                  2.40     7.09         3.48 (10)
-----------------------------------------------------------------
U.S. EQUITY PORTFOLIOS:
  Equity Growth                  10.18     7.37         7.88 (11)
  Focus Equity*                  10.63     9.13         7.88 (11)
  Small Company Growth            5.67    10.65         0.85 (12)
  Technology                      4.63     6.06         4.63 (13)
  U.S. Real Estate               11.63    12.53        10.96 (14)
  Value Equity                   11.52     8.19         9.18 (15)
-----------------------------------------------------------------
FIXED INCOME PORTFOLIO:
  Emerging Markets Debt          10.77    12.16        13.18 (16)
-----------------------------------------------------------------
MONEY MARKET PORTFOLIOS:
  Money Market                      --       --           --
  Municipal Money Market            --       --           --

INDICES:

 (1)   MSCI EAFE (Europe, Australasia, and Far East)
 (2)   MSCI All-Country Far East Free ex-Japan
 (3)   GPR General Real Estate Securities Index - Far East
 (4)   MSCI Emerging Markets Free
 (5)   MSCI Europe
 (6)   GPR General Real Estate Securities Index - Europe
 (7)   MSCI World
 (8)   MSCI EAFE Small Cap Total Return Index
 (9)   MSCI Japan
(10)   MSCI Emerging Markets Free Latin America
(11)   S&P 500
(12)   Russell 2000 Growth
(13)   NASDAQ Composite
(14)   National Association of Real Estate Investment Trusts (NAREIT) Equity
       Index
(15)   Russell 1000 Value
(16)   J.P. Morgan Emerging Markets Global Bond
(17)   IBC Money Fund Comparable Yield
(18)   IBC Municipal Money Fund Comparable Yield

Past performance should not be construed as a guarantee of future performance and assumes that all dividends and distributions, if any, were reinvested. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investments in the Money Market or Municipal Money Market Portfolios are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Money Market and Municipal Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios. Please read the Portfolios' prospectuses carefully before you invest or send money.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Active International Allocation Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (93.7%)
AUSTRALIA (4.8%)
Alumina Ltd.                                                  56,634   $           155
Amcor Ltd.                                                    40,617               222
AMP Diversified Property Trust                                23,625                48
AMP Ltd.                                                   (c)64,643               216
Ansell Ltd.                                                 (a)6,268                25
Australia & New Zealand Banking Group Ltd.                    70,284               880
Australian Gas Light Co., Ltd.                                21,980               162
BHP Billiton Ltd.                                            173,259             1,008
BHP Billiton plc                                              46,621               246
BHP Steel Ltd.                                                42,780               107
Boral Ltd.                                                    30,501               104
Brambles Industries Ltd.                                      48,120               148
Centro Properties Group                                       31,949                86
CFS Gandel Retail Trust                                       73,498                66
Coca Cola Amatil Ltd.                                         24,502                94
Coles Myer Ltd.                                               52,212               246
Commonwealth Bank of Australia                                58,076             1,155
CSL Ltd.                                                       6,370                51
CSR Ltd.                                                      55,490                72
Foster's Group Ltd.                                           99,230               281
General Property Trust                                        96,238               189
Insurance Australia Group Ltd.                                82,610               189
Investa Property Group                                        62,350                83
James Hardie Industries N.V.                                  24,186               115
John Fairfax Holdings Ltd.                                    45,513                88
Leighton Holdings Ltd.                                        16,450               111
Lend Lease Corp., Ltd.                                        20,155               113
Macquarie Bank Ltd.                                           10,158               197
Macquarie Infrastructure Group                                92,924               225
Mayne Group Ltd.                                              43,767                81
Mirvac Group                                                  35,782               107
National Australia Bank Ltd.                                  71,223             1,605
Newcrest Mining Ltd.                                          17,840                92
News Corp., Ltd.                                           (c)68,944               520
OneSteel Ltd.                                                 18,129                23
Orica Ltd.                                                    14,905               109
Origin Energy Ltd.                                            14,875                41
PaperlinX Ltd.                                                20,637                64
Patrick Corp. Ltd.                                             9,067                77
QBE Insurance Group Ltd.                                      30,542               192
Rinker Group Ltd.                                             47,444               167
Rio Tinto plc                                                 14,944               294
Santos Ltd.                                                   30,380               121
Sonic Healthcare Ltd.                                          6,496                29
Southcorp Ltd.                                                34,621                66
Stockland                                                     45,089               152
Suncorp-Metway Ltd.                                           26,091               204
TABCORP Holdings Ltd.                                         18,666               135
Telstra Corp., Ltd.                                          104,925               311
Transurban Group                                              25,541                82
Wesfarmers Ltd.                                               18,263               311
Westfield Holdings Ltd.                                       20,780               204
Westfield Trust                                              104,656               243
Westfield Trust (New)                                       (a)3,457   $             8
Westpac Banking Corp.                                         82,132               898
WMC Resources Ltd.                                         (a)56,887               134
Woodside Petroleum Ltd.                                       23,173               193
Woolworths Ltd.                                               48,044               405
--------------------------------------------------------------------------------------
                                                                                13,550
======================================================================================
AUSTRIA (0.6%)
Boehler-Uddeholm AG                                              837                46
Erste Bank der Oesterreichischen
  Sparkassen AG                                                4,100               363
Flughafen Wien AG                                              1,559                57
Mayr-Melnhof Karton AG                                           962                80
OMV AG                                                         2,012               243
RHI AG                                                      (a)1,740                21
Telekom Austria AG                                         (a)39,781               453
VA Technologie AG                                           (a)1,320                35
Verbund-Oesterreichische Elektrizatswirtsch AG,
  Class A                                                      1,397               129
Voest-Alpine Stahl AG                                          3,557               141
Wienerberger AG                                                5,569                98
--------------------------------------------------------------------------------------
                                                                                 1,666
======================================================================================
BELGIUM (0.6%)
Dexia                                                      (c)37,624               477
Electrabel S.A.                                                  194                50
Fortis                                                        46,259               805
KBC Bankverzekeringsholding                                 (c)3,312               130
Solvay S.A.                                                    1,016                70
UCB S.A.                                                       1,410                39
Umicore                                                          398                21
--------------------------------------------------------------------------------------
                                                                                 1,592
======================================================================================
CHINA (0.1%)
China Shipping Development Co., Ltd.,
   Class H                                                   202,000                72
Huaneng Power International, Inc., Class H                   234,000               267
--------------------------------------------------------------------------------------
                                                                                   339
======================================================================================
DENMARK (0.2%)
Danske Bank A/S                                               34,445               673
--------------------------------------------------------------------------------------
FINLAND (1.2%)
Fortum Oyj                                                    16,810               135
Instrumentarium Oyj                                           (c)800                30
Kesko Oyj, Class B                                               558                 7
Kone Oyj, Class B                                              1,708                72
Metso Oyj                                                     11,389               102
Nokia Oyj                                                    139,731             2,308
Outokumpu Oyj                                                  9,234                81
Sampo Oyj, Class A                                            13,305                98
Sponda Oyj                                                     6,300                38
Stora Enso Oyj , Series R                                     14,043               157
TietoEnator Oyj                                                6,867               116
UPM-Kymmene Oyj                                               10,340               151
Uponor Oyj                                                       314                 7
Wartsila Oyj, Class B                                       (c)2,976                37
--------------------------------------------------------------------------------------
                                                                                 3,339
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
FRANCE (7.7%)
Accor S.A.                                                     6,999   $           254
Alcatel S.A.                                               (a)34,074               308
Alstom                                                      (a)2,814                10
Arcelor                                                        7,210                84
Aventis S.A.                                                  33,626             1,855
AXA                                                        (c)56,004               871
Bail-Investissement                                              210                34
BNP Paribas S.A.                                           (c)20,698             1,055
Bouygues                                                      17,136               474
Cap Gemini S.A.                                             (a)2,304                82
Carrefour S.A.                                             (c)12,024               591
Casino Guichard Perrachon S.A.                              (c)1,584               124
CNP Assurances                                                 1,982                84
Compagnie de Saint-Gobain                                  (c)13,482               532
Credit Agricole S.A.                                           4,378                84
Dassault Systemes S.A.                                         1,525                50
Essilor International S.A.                                  (c)1,373                56
European Aeronautic Defence and Space Co.                      2,748                34
France Telecom S.A.                                        (a)27,898               686
Gecina                                                         1,780               207
Groupe Danone                                              (c)10,317             1,432
Imerys S.A.                                                      446                65
Klepierre                                                      2,484               123
L'Air Liquide S.A.                                          (c)1,950               290
L'Oreal S.A.                                               (c)21,824             1,543
Lafarge S.A.                                                (c)2,565               151
Lagardere S.C.A.                                            (c)4,784               209
LVMH Moet - Hennessy Louis Vuitton S.A.                    (c)16,685               830
Pechiney S.A., Class A                                         1,363                49
Pernod-Ricard S.A.                                             3,751               336
Pinault-Printemps-Redoute S.A.                              (c)2,386               180
Sagem S.A.                                                       327                26
Sanofi-Synthelabo S.A.                                     (c)32,133             1,887
Schneider Electric S.A.                                     (c)6,460               305
Silic                                                            556                27
Societe BIC S.A.                                               1,996                78
Societe Fonciere Lyonnaise                                     6,835               240
Societe Generale, Class A                                      8,517               541
Sodexho Alliance S.A.                                       (c)4,894               133
Sophia                                                         4,374               157
STMicroelectronics N.V                                         3,338                70
Technip-Coflexip S.A.                                            259                23
Thales S.A.                                                    6,932               206
Total S.A.                                                 (c)27,234             4,128
Unibail                                                     (c)7,476               555
Vinci S.A.                                                       653                44
Vivendi Universal S.A.                                     (a)25,696               469
--------------------------------------------------------------------------------------
                                                                                21,572
======================================================================================
GERMANY (2.3%)
Adidas-Salomon AG                                                253                22
Allianz AG                                                     2,102               174
Altana AG                                                        390                24
BASF AG                                                        7,221               308
Bayer AG                                                       9,279               215
Beiersdorf AG                                                  3,670   $           491
Buderus AG                                                       185                 6
Celesio AG                                                  (c)1,121                44
DaimlerChrysler AG                                             4,534               158
Deutsche Bank AG (Registered)                               (c)6,609               428
Deutsche Lufthansa AG                                       (c)5,020                59
Deutsche Post AG (Registered)                                  2,141                31
Deutsche Telekom AG (Registered)                           (a)73,770             1,126
Douglas Holding AG                                               878                19
E. ON AG                                                      23,651             1,216
Epcos AG                                                      (a)292                 4
Fresenius Medical Care AG                                   (c)1,633                80
HeidelbergCement AG                                           (a)271                 6
Infineon Technologies AG                                      (a)273                 3
IVG Immobilien AG                                             10,409                88
KarstadtQuelle AG                                                814                17
Linde AG                                                       1,861                69
MAN AG                                                         1,299                22
Merck KGaA                                                     1,765                51
Metro AG                                                    (c)2,391                76
Muechener Rueckversicherungs AG
  (Registered)                                                (c)895                91
RWE AG                                                         1,966                59
SAP AG                                                      (c)4,647               546
Schering AG                                                    3,231               158
Siemens AG (Registered)                                       14,316               703
Thyssen Krupp AG                                            (c)4,573                53
TUI AG                                                         2,685                40
Volkswagen AG                                                  1,246                52
--------------------------------------------------------------------------------------
                                                                                 6,439
======================================================================================
GREECE (0.0%)
National Bank of Greece S.A.                                       1               @--
--------------------------------------------------------------------------------------
HONG KONG (2.9%)
Aluminum Corp. of China Ltd.                                 428,000                95
Bank of East Asia Ltd.                                        91,022               180
Beijing Capital International Airport Co., Ltd.              218,000                53
Beijing Datang Power Generation Co., Ltd .,
  Class H                                                    224,000                98
BOC Hong Kong Holdings Ltd.                                  109,000               110
Cathay Pacific Airways Ltd.                                   65,000                87
Cheung Kong Holdings Ltd.                                    100,000               601
Cheung Kong Infrastructure Holdings Ltd.                      21,000                41
China Eastern Airlines Corp., Class H                     (a)244,000                30
China Petroleum & Chemical Corp.                           2,636,000               632
China Southern Airlines Co., Ltd., Class H                (a)182,000                48
China Telecomm                                             1,262,000               290
CLP Holdings Ltd.                                            113,800               498
Esprit Holdings Ltd.                                       (c)47,500               116
Guangshen Railway Co. Ltd.                                   222,000                40
Hang Lung Properties Ltd.                                  (c)77,000                70
Hang Seng Bank Ltd.                                           51,100               541
Henderson Land Development Co., Ltd.                          42,000               121
Hong Kong & China Gas Co., Ltd.                              233,079               294
Hong Kong Electric Holdings Ltd.                              88,500               347
Hong Kong Exchanges & Clearing Ltd.                           49,000                70
Hutchison Whampoa Ltd.                                       137,200               836

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Active International Allocation Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
HONG KONG (CONT'D)
Jiangsu Expressway Co., Ltd., Class H                        192,000   $            73
Jiangxi Copper Co., Ltd., Class H                            182,000                28
Johnson Electric Holdings Ltd.                                96,000               119
Li & Fung Ltd.                                               104,000               134
MTR Corp.                                                  (c)88,654               102
New World Development Co., Ltd.                            (c)70,179                27
PCCW Ltd.                                              (a)(c)121,411                75
PetroChina Co., Ltd.                                       2,736,000               824
Qingling Motors Co., Ltd., Class H                           200,000                31
Shandong International Power Development Co.,
  Ltd., Class H                                              216,000                62
Shangri-La Asia Ltd.                                          42,000                27
Sino Land Co., Ltd.                                              841               @--
Sinopec Shangai Petrochemical Co., Ltd.                      362,000                71
Sinopec Yizheng Chemical Fibre Co., Ltd .,
  Class H                                                    218,000                31
Sun Hung Kai Properties Ltd.                                  93,000               470
Swire Pacific Ltd., Class A                                   61,000               267
Techtronic Industries Co., Ltd.                               18,000                30
Television Broadcasts Ltd.                                    21,000                75
Travelsky Technology Ltd.                                     48,000                32
Tsingtao Brewing Co., Ltd., Class H                           54,000                39
Wharf Holdings Ltd.                                           80,600               155
Yanzhou Coal Mining Co., Ltd.                                160,000                74
Yue Yuen Industrial Holdings Ltd.                             21,500                55
Zhejiang Expressway Co., Ltd., Class H                       224,000                93
--------------------------------------------------------------------------------------
                                                                                 8,092
======================================================================================
ITALY (4.2%)
Aedes S.p.A                                                   30,200               115
Alleanza Assicurazioni S.p.A.                              (c)19,784               189
Assicurazioni Generali S.p.A.                              (c)38,671               899
Autogrill S.p.A.                                            (a)9,923               109
Banca Fideuram S.p.A.                                         12,945                71
Banca Intesa S.p.A.                                       (c)152,486               489
Banca Intesa S.p.A. RNC                                       22,610                52
Banca Monte dei Paschi di Siena S.p.A.                        24,134                66
Banca Nazionale del Lavoro S.p.A.                          (a)33,586                56
Banca Popolare di Milano Scrl                                  8,841                39
Banca Popolare di Verona e Novara Scrl                        11,141               153
Benetton Group S.p.A.                                          8,055                84
Beni Stabili S.p.A.                                       (c)378,544               194
Enel S.p.A.                                                (c)99,997               625
ENI S.p.A.                                                (c)182,896             2,774
Italcementi S.p.A.                                          (c)3,897                44
Mediaset S.p.A.                                            (c)59,886               508
Mediobanca S.p.A.                                             20,284               203
Mediolanum S.p.A.                                              9,730                54
Pirelli S.p.A.                                         (a)(c)100,237               102
R.A.S. S.p.A.                                                 12,453               189
San Paolo IMI S.p.A.                                          38,465               358
Snia S.p.A.                                                   24,223                48
Telecom Italia S.p.A.                                     (c)119,431             1,084
TIM S.p.A.                                                (c)500,527             2,473
UniCredito Italiano S.p.A.                                (a)144,561               691
--------------------------------------------------------------------------------------
                                                                                11,669
======================================================================================
JAPAN (22.3%)
Acom Co., Ltd.                                              (c)5,770   $           209
Advantest Corp.                                             (c)4,490               200
Aeon Co., Ltd.                                              (c)4,800               110
Aiful Corp.                                                      700                30
Ajinomoto Co., Inc.                                           46,400               446
Alps Electric Co., Ltd.                                    (c)10,000               128
Amada Co., Ltd.                                               15,000                48
Asahi Breweries Ltd.                                       (c)23,100               140
Asahi Glass Co., Ltd.                                         75,800               472
Asahi Kasei Corp.                                             74,000               212
Asatsu-DK, Inc.                                                2,400                43
Bellsystem 24, Inc.                                           (c)140                23
Benesse Corp.                                                  3,600                62
Bridgestone Corp.                                          (c)54,000               735
Canon, Inc.                                                (c)51,600             2,375
Casio Computer Co., Ltd.                                   (c)27,800               178
Central Japan Railway Co.                                      (c)97               697
Chubu Electric Power Co., Inc.                                 7,200               132
Chugai Pharmaceutical Co., Ltd.                               23,500               268
Citizen Watch Co., Ltd.                                       16,000                86
Credit Saison Co., Ltd.                                        4,100                67
CSK Corp.                                                      2,900                79
Dai Nippon Printing Co., Ltd.                                 26,600               282
Daicel Chemical Industries Ltd.                                9,000                29
Daiichi Pharmaceutical Co., Ltd.                              17,700               231
Daikin Industries Ltd.                                     (c)10,600               195
Dainippon Ink & Chemicals, Inc.                               38,000                77
Daito Trust Construction Co., Ltd.                             7,100               150
Daiwa House Industry Co., Inc.                                37,600               259
Daiwa Securities Group, Inc.                                 184,000             1,061
Denki Kagaku Kogyo Kabushiki Kaisha                        (c)25,000                70
Denso Corp.                                                   42,950               683
Dowa Mining Co., Ltd.                                      (c)13,000                50
East Japan Railway Co.                                           218               973
Ebara Corp.                                                (c)22,800                80
Eisai Co., Ltd.                                               18,000               371
Fanuc Ltd.                                                    11,500               572
Fast Retailing Co., Ltd.                                         300                 9
Fuji Photo Film Co., Ltd.                                     31,000               899
Fuji Television Network, Inc.                                     11                39
Fujikura Ltd.                                                 11,000                36
Fujisawa Pharmaceutical Co., Ltd.                             14,000               263
Fujitsu Ltd.                                                 102,200               420
Furukawa Electric Co., Ltd.                                   37,800               124
Hankyu Department Stores, Inc.                                 2,000                12
Hirose Electric Co., Ltd.                                      1,900               158
Hitachi Ltd.                                                 176,000               748
Honda Motor Co., Ltd.                                         58,204             2,213
Hoya Corp.                                                     6,500               449
Isetan Co., Ltd.                                            (c)3,000                20
Ishihara Sangyo Kaisha Ltd.                                (a)10,000                17
Ishikawajima-Harima Heavy Industries Co., Ltd.                47,000                53
Ito-Yokado Co., Ltd.                                           6,000               144
Itochu Corp.                                               (c)72,000               182
Japan Airlines System Corp.                                   57,000               125

    The accompanying notes are an integral part of the financial statements.

                                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
JAPAN (CONT'D)
Japan Tobacco, Inc.                                               32   $           174
JFE Holdings, Inc.                                         (c)25,300               380
JGC Corp.                                                      8,000                54
JSR Corp.                                                      9,000               110
Kajima Corp.                                               (c)70,400               168
Kaken Pharmaceutical Co., Ltd                                  2,000                11
Kaneka Corp.                                                  14,000                87
Kansai Electric Power Co., Inc.                               30,000               475
Kao Corp.                                                     40,000               747
Kawasaki Heavy Industries Ltd.                             (c)47,000                48
Kawasaki Kisen Kaisha Ltd.                                     3,000                 7
Keihin Electric Express Railway Co., Ltd.                  (c)22,000               108
Keio Electric Railway Co., Ltd.                            (c)12,000                55
Keyence Corp.                                                  1,600               294
Kikkoman Corp.                                                 5,000                33
Kinden Corp.                                                   1,000                 3
Kinki Nippon Railway Co., Ltd.                          (a)(c)99,200               259
Kirin Brewery Co., Ltd.                                    (c)65,400               461
Kokuyo Co., Ltd.                                               4,000                38
Komatsu Ltd.                                               (c)67,400               259
Konami Corp.                                                   5,400                97
Konica Corp.                                               (c)11,000               126
Kubota Corp.                                                  95,000               259
Kuraray Co., Ltd.                                             20,000               132
Kurita Water Industries Ltd.                                (a)4,000                44
Kyocera Corp.                                                 10,000               574
Kyowa Hakko Kogyo Co., Ltd.                                (c)26,600               144
Kyushu Electric Power Co., Inc.                             (c)4,800                75
Lawson, Inc.                                                     200                 6
Mabuchi Motor Co., Ltd.                                        1,800               138
Marubeni Corp.                                             (c)72,000                94
Marui Co., Ltd.                                               11,500               103
Matsushita Electric Industrial Co., Ltd.                     122,000             1,212
Matsushita Electric Works Ltd.                                 8,000                48
Meiji Seika Kaisha Ltd.                                    (c)10,000                33
Meitec Corp.                                                   1,600                49
Minebea Co., Ltd.                                             16,000                64
Mitsubishi Chemical Corp.                                 (c)106,000               217
Mitsubishi Corp.                                           (c)71,000               494
Mitsubishi Electric Corp.                                    123,800               403
Mitsubishi Estate Co., Ltd.                                (c)59,000               401
Mitsubishi Heavy Industries Ltd.                             212,000               551
Mitsubishi Logistics Corp.                                     5,000                30
Mitsubishi Rayon Co., Ltd.                                 (c)29,000                78
Mitsui & Co., Ltd.                                         (c)75,800               381
Mitsui Chemicals, Inc.                                        28,000               130
Mitsui Fudosan Co., Ltd.                                   (c)41,400               265
Mitsui Mining & Smelting Co., Ltd.                            33,000                98
Mitsui O.S.K. Lines Ltd.                                       4,000                12
Mitsui Sumitomo Insurance Co., Ltd.                            6,000                28
Mitsui Trust Holdings, Inc.                             (a)(c)43,545                96
Murata Manufacturing Co., Ltd.                                13,800               544
NAMCO Ltd.                                                       300                 5
NEC Corp.                                               (a)(c)92,400               463
NGK Insulators Ltd.                                           26,600               148
NGK Spark Plug Co., Ltd.                                      19,000   $           134
Nidec Corp.                                                    1,900               126
Nikko Cordial Corp.                                           60,000               242
Nikon Corp.                                                (a)15,000               124
Nintendo Co., Ltd.                                             7,100               518
Nippon Comsys Corp.                                            1,000                 5
Nippon Express Co., Ltd.                                      54,800               213
Nippon Meat Packers, Inc.                                     14,600               138
Nippon Mining Holdings, Inc.                               (c)14,500                31
Nippon Oil Corp.                                              87,800               382
Nippon Sheet Glass Co., Ltd.                                  21,000                63
Nippon Steel Corp.                                           402,000               554
Nippon Telegraph & Telephone Corp.                               418             1,645
Nippon Unipac Holding                                             46               180
Nippon Yusen Kabushiki Kaisha                              (c)75,000               293
Nissan Chemical Industries Ltd.                                9,000                48
Nissan Motor Co., Ltd.                                       161,000             1,544
Nisshin Seifun Group, Inc.                                     6,000                43
Nisshinbo Industries, Inc.                                     4,000                18
Nissin Food Products Co., Ltd.                                 4,100                86
Nitto Denko Corp.                                           (c)9,000               296
Nomura Holdings, Inc.                                        125,000             1,592
NSK Ltd.                                                      44,000               140
NTN Corp.                                                     24,000                89
NTT Data Corp.                                                 (c)64               198
NTT DoCoMo, Inc.                                                 437               949
Obayashi Corp.                                             (c)33,000               101
Oji Paper Co., Ltd.                                           73,400               322
Oki Electric Industry Co., Ltd.                            (a)43,000               124
Olympus Optical Co., Ltd.                                      9,000               187
Omron Corp.                                                   15,000               254
Onward Kashiyama Co., Ltd.                                    11,000                89
Oracle Corp.                                                   2,300                83
Oriental Land Co., Ltd.                                        4,500               198
ORIX Corp.                                                     3,000               166
Osaka Gas Co., Ltd.                                           73,600               183
Pioneer Corp.                                                 10,254               231
Promise Co., Ltd.                                              4,300               161
Ricoh Co., Ltd.                                               37,000               606
Rohm Co., Ltd.                                                 4,800               525
Sanden Corp.                                                   1,000                 5
Sankyo Co., Ltd.                                              38,500               461
Sanyo Electric Co., Ltd.                                  (c)109,000               374
Secom Co., Ltd.                                                8,600               253
Sekisui Chemical Co., Ltd.                                    21,000                71
Sekisui House Ltd.                                            43,600               331
Seven-Eleven Japan Co., Ltd.                                   6,000               150
Sharp Corp.                                                   54,200               698
Shimamura Co., Ltd.                                              500                28
Shimano, Inc.                                                  6,700               106
Shimizu Corp.                                                 54,600               152
Shin-Etsu Chemical Co., Ltd.                                  18,396               630
Shionogi & Co., Ltd.                                          23,000               313
Shiseido Co., Ltd.                                            24,000               234
Showa Denko K.K                                             (a)4,000                 7
Showa Shell Sekiyu K.K                                        11,000                79

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Active International Allocation Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

     Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
JAPAN (CONT'D)
Skylark Co., Ltd.                                           (c)8,600   $           102
SMC Corp.                                                      3,900               329
Softbank Corp.                                             (c)14,400               274
Sompo Japan Insurance, Inc.                                    4,000                22
Sony Corp.                                                 (c)46,097             1,302
Stanley Electric Co., Ltd.                                     3,000                43
Sumitomo Bakelite Co., Ltd.                                    9,000                38
Sumitomo Chemical Co., Ltd.                                (c)86,600               273
Sumitomo Corp.                                                47,400               219
Sumitomo Electric Industries Ltd.                             34,400               252
Sumitomo Metal Industries Ltd.                                19,000                13
Sumitomo Metal Mining Co., Ltd.                               31,800               122
Sumitomo Realty & Development Co., Ltd.                     (c)2,000                 9
Sumitomo Trust & Banking Co., Ltd. (The)                      13,000                45
Taiheiyo Cement Corp.                                       (c)4,000                 7
Taisei Corp.                                                   5,000                10
Taisho Pharmaceutical Co., Ltd.                               25,800               374
Taiyo Yuden Co., Ltd.                                       (c)6,000                59
Takara Holdings, Inc.                                       (c)5,000                27
Takashimaya Co., Ltd.                                          5,000                25
Takeda Chemical Industries Ltd.                               67,900             2,513
Takefuji Corp.                                              (c)6,785               353
Takuma Co., Ltd.                                               5,000                24
TDK Corp.                                                      6,900               342
Teijin Ltd.                                                (c)54,400               136
Teikoku Oil Co., Ltd.                                       (c)6,000                20
Terumo Corp.                                                  13,000               217
THK Co., Ltd.                                               (c)1,300                18
TIS, Inc.                                                      1,604                31
Tobu Railway Co., Ltd.                                        54,400               155
Toho Co., Ltd.                                                 4,100                36
Tohoku Electric Power Co., Inc.                               14,700               218
Tokyo Broadcasting System, Inc.                                8,000                98
Tokyo Electric Power Co., Inc.                                43,000               824
Tokyo Electron Ltd.                                            8,900               423
Tokyo Gas Co., Ltd.                                           82,600               238
Tokyu Corp.                                                (c)60,400               195
TonenGeneral Sekiyu K.K                                     (c)6,000                42
Toppan Printing Co., Ltd.                                     24,600               177
Toray Industries, Inc.                                        74,100               173
Toshiba Corp.                                                168,000               580
Tosoh Corp.                                                (c)28,000                63
Tostem Inax Holding Corp.                                  (c)12,000               173
Toto Ltd.                                                  (c)33,600               200
Toyo Seikan Kaisha Ltd.                                       12,000               113
Toyobo Co., Ltd.                                               5,000                 9
Toyoda Gosei Co., Ltd.                                           800                16
Toyota Industries Corp.                                        5,350                87
Toyota Motor Corp.                                           167,400             4,350
Trend Micro, Inc.                                        (a)(c)2,700                42
Uni-Charm Corp.                                             (c)2,600               113
UNY Co., Ltd.                                                  2,000                17
Ushio, Inc.                                                    1,000                12
Wacoal Corp.                                                   4,000                31
West Japan Railway Co.                                         (c)19                 72
World Co., Ltd.                                             (c)1,700   $            32
Yakult Honsha Co., Ltd.                                        5,000                67
Yamada Denki Co., Ltd.                                           400                 9
Yamaha Corp.                                                   6,000                83
Yamaha Motor Co., Ltd.                                         2,000                17
Yamanouchi Pharmaceutical Co., Ltd.                           30,600               800
Yamato Transport Co., Ltd.                                 (c)17,000               189
Yamazaki Baking Co., Ltd.                                      4,000                26
Yokogawa Electric Corp.                                        3,000                23
--------------------------------------------------------------------------------------
                                                                                62,722
======================================================================================
NETHERLANDS (6.4%)
ABN Amro Holding N.V                                          73,015             1,400
Aegon N.V.                                                    52,958               532
Akzo Nobel N.V.                                                6,025               160
ASML Holding N.V.                                           (a)2,762                26
Corio N.V.                                                     7,450               240
Eurocommercial Properties N.V.                                 4,749               118
Hagemeyer N.V.                                                 4,797                18
Heineken N.V.                                                 40,528             1,442
ING Groep N.V. CVA                                            58,185             1,014
Koninklijke (Royal) KPN N.V.                               (a)93,154               662
Koninklijke (Royal) Philips Electronics N.V.                  65,582             1,251
Reed Elsevier N.V.                                            31,469               372
Rodamco Europe N.V.                                            5,562               292
Royal Dutch Petroleum Co.                                 (c)140,555             6,543
TPG N.V.                                                      25,073               437
Unilever N.V. CVA                                             59,873             3,221
Vedior N.V. CVA                                                7,438                68
Wereldhave N.V.                                                1,758               111
Wolters Kluwer N.V. CVA                                       16,131               195
--------------------------------------------------------------------------------------
                                                                                18,102
======================================================================================
NEW ZEALAND (0.0%)
Carter Holt Harvey Ltd.                                       50,568                53
Telecom Corp. of New Zealand Ltd.                             13,529                42
--------------------------------------------------------------------------------------
                                                                                    95
======================================================================================
NORWAY (0.3%)
DnB Holding ASA                                             (c)8,519                42
Gjensidige NOR ASA                                            (c)771                27
Norsk Hydro ASA                                               10,819               533
Norske Skogindustrier ASA                                      2,500                37
Orkla ASA                                                      7,350               128
Statoil ASA                                                    4,000                34
Tandberg ASA                                                (a)3,700                19
Tomra Systems ASA                                              2,353                10
--------------------------------------------------------------------------------------
                                                                                   830
======================================================================================
RUSSIA (1.3%)
LUKOIL ADR                                                     8,000               632
MMC Norilsk Nickel ADR                                     (a)11,000               376
Mosenergo ADR                                                 25,100               184
OAO Gazprom ADR                                                4,900                91
Rostelecom ADR                                                 7,600                79
Surgutneftegaz ADR                                            21,300               445
Unified Energy System ADR                                     41,000             1,097
Vimpel Communications ADR                                   (a)1,600                75

    The accompanying notes are an integral part of the financial statements.

                                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
RUSSIA (CONT'D)
YUKOS ADR                                                      9,375   $           525
--------------------------------------------------------------------------------------
                                                                                 3,504
======================================================================================
SINGAPORE (1.7%)
CapitaLand Ltd.                                           (c)159,750               112
Chartered Semiconductor Manufacturing Ltd.              (a)(c)33,000                17
City Developments Ltd.                                     (c)79,000               199
Cycle & Carriage Ltd.                                          8,754                24
DBS Group Holdings Ltd.                                      108,441               634
Fraser & Neave Ltd.                                           27,450               134
Haw Par Corp., Ltd.                                            4,306                11
Keppel Corp., Ltd.                                            76,750               214
Oversea-Chinese Banking Corp., Ltd.                          103,688               589
Overseas Union Enterprise Ltd.                                13,000                52
Sembcorp Industries Ltd.                                     145,644               106
Singapore Airlines Ltd.                                    (c)99,000               585
Singapore Press Holdings Ltd.                                 41,018               426
Singapore Technologies Engineering Ltd.                      245,000               242
Singapore Telecommunications Ltd.                         (c)687,500               590
United Overseas Bank Ltd.                                    105,328               742
United Overseas Land Ltd.                                  (c)71,000                85
Venture Corp., Ltd.                                        (c)13,000               119
--------------------------------------------------------------------------------------
                                                                                 4,881
======================================================================================
SPAIN (5.2%)
Acciona S.A.                                                     318                15
Acerinox S.A.                                                  1,050                40
Actividades de Construccion y Servicios S.A.                   4,644               199
Albertis Infraestructuras S.A.                                18,700               262
Altadis S.A.                                               (c)12,032               309
Amadeus Global Travel Distribution S.A.,
  Series A                                                 (c)28,191               162
Banco Bilbao Vizcaya Argentaria S.A.                         176,258             1,857
Banco Popular Espanol S.A.                                     4,668               237
Banco Santander Central Hispano S.A.                         251,156             2,207
Endesa S.A.                                                (c)52,148               876
Fomento de Construcciones Y Contratas S.A.                     6,846               192
Gas Natural SDG S.A.                                       (c)51,789             1,044
Grupo Dragados S.A.                                           10,904               220
Grupo Ferrovial S.A.                                             682                19
Iberdrola S.A.                                             (c)49,974               868
Industria de Diseno Textil S.A.                                2,767                70
Inmobiliaria Colonial S.A.                                    12,055               219
Inmobiliaria Urbis S.A.                                        9,700                75
Metrovacesa S.A.                                           (c)10,448               298
Repsol YPF S.A.                                               60,639               986
Sacyr Vallehermoso S.A.                                       12,415               138
Sociedad General de Aguas de Barcelona S.A.                    7,789               107
Telefonica S.A.                                           (a)292,770             3,409
Union Fenosa S.A.                                          (c)44,997               764
--------------------------------------------------------------------------------------
                                                                                14,573
======================================================================================
SWEDEN (2.0%)
Assa Abloy AB                                                  3,327                32
Atlas Copco AB, Class A                                        8,166               207
Atlas Copco AB, Class B                                        4,499               106
Castellum AB                                                   5,345                92
Electrolux AB                                                 19,600   $           388
Hennes & Mauritz AB, Class B                                  26,050               600
Holmen AB, Class B                                             2,800                77
JM AB                                                          3,862                41
Nordea AB                                                    116,544               563
S.K.F. AB, Class B                                             5,316               154
Sandvik AB                                                    16,568               435
Securitas AB, Class B                                         18,740               192
Skandia Forsakrings AB                                        35,586                95
Skandinaviska Enskilda Banken AB, Class A                     17,066               174
Skanska AB                                                    30,151               173
SSAB, Series A                                                 4,200                56
Svenska Cellulosa AB, Class B                                  4,072               140
Svenska Handelsbanken, Class A                                35,436               581
Swedish Match AB                                              16,700               127
Tele2 AB, Class B                                        (a)(c)1,908                71
Telefonaktiebolaget LM Ericsson                           (a)431,111               464
TeliaSonera AB                                             (c)95,087               395
Volvo AB, Class A                                              3,425                72
Volvo AB, Class B                                             12,335               272
Wm-Data AB, Class B                                        (a)19,300                30
--------------------------------------------------------------------------------------
                                                                                 5,537
======================================================================================
SWITZERLAND (6.7%)
ABB Ltd.                                                   (a)12,566                41
Adecco S.A. (Registered)                                      14,054               581
Centerpulse AG (Registered)                                   (a)128                35
Ciba Specialty Chemicals AG (Registered)                    (a)1,500                91
Clariant AG (Registered)                                    (a)2,900                27
Credit Suisse Group                                           50,001             1,319
Givaudan (Registered)                                            191                81
Holcim Ltd, Class B                                            3,010               112
Kudelski S.A.                                              (a)(c)261                 5
Logitech International S.A. (Registered)                      (a)780                29
Lonza Group AG (Registered)                                      806                37
Nestle S.A. (Registered)                                      18,835             3,896
Novartis AG (Registered)                                      95,923             3,805
PSP Swiss Property AG                                            700                84
Roche Holding AG                                           (c)25,361             1,994
Roche Holding AG (Bearer)                                      7,791               960
SGS Holdings S.A.                                             (a)375               147
Sulzer AG (Registered)                                            60                 8
Swatch Group AG (Registered)                                   1,327                24
Swatch Group AG, Class B                                       1,244               113
Swiss Reinsurance (Registered)                                12,763               709
Swisscom AG (Registered)                                       1,721               490
Syngenta AG                                                    2,315               116
UBS AG (Registered)                                        (c)59,170             3,300
Unaxis Holding AG (Registered)                                   100                 8
Valora Holding AG                                                 57                12
Zurich Financial Services AG                             (a)(c)5,802               694
--------------------------------------------------------------------------------------
                                                                                18,718
======================================================================================
THAILAND (0.0%)
Siam City Bank PCL                                              (a)1               @--
--------------------------------------------------------------------------------------
UNITED KINGDOM (23.2%)
AMEC plc                                                       3,793                16

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Active International Allocation Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
Amersham plc                                                  38,133   $           287
ARM Holdings plc                                           (a)16,446                18
AstraZeneca plc                                               66,893             2,691
Aviva plc                                                     30,429               212
BAA plc                                                       63,451               515
BAE Systems plc                                              310,769               733
Balfour Beatty plc                                             5,685                18
Barclays plc                                                 252,561             1,881
BG Group plc                                                 175,357               779
BOC Group plc                                                 10,394               134
Boots Group plc                                               23,544               253
BP plc                                                     1,232,114             8,571
BPB plc                                                       10,413                53
Brambles Industries plc                                       42,823               116
British Airways plc                                        (a)86,797               218
British American Tobacco plc                                  68,951               785
British Sky Broadcasting plc                               (a)65,797               731
BT Group plc                                                 476,964             1,609
Bunzl plc                                                     10,370                73
Cadbury Schweppes plc                                        147,259               873
Capital Group plc                                             41,530               155
Carlton Communications plc                                    22,020                55
Carnival plc                                                  10,357               316
Centrica plc                                                  93,171               271
Chubb plc                                                     40,032                50
Compass Group plc                                            143,310               775
De La Rue plc                                                 23,158                91
Diageo plc                                                   259,830             2,783
Dixons Group plc                                              52,699               115
Electrocomponents plc                                          4,683                25
EMI Group plc                                                 28,093                57
GKN plc                                                       37,783               139
GlaxoSmithKline plc                                          273,595             5,539
Granada plc                                                   98,523               148
GUS plc                                                       33,855               381
Hanson plc                                                    14,970                84
Hays plc                                                     100,116               159
HBOS plc                                                     144,114             1,871
Hilton Group plc                                             123,599               376
HSBC Holdings plc                                            374,505             4,439
IMI plc                                                        4,091                20
Imperial Chemical Industries plc                              23,708                48
Imperial Tobacco Group plc                                    30,685               550
Intercontinental Hotels Group plc                          (a)55,265               393
Johnson Matthey plc                                            4,838                71
Kelda Group plc                                               22,345               158
Kidde plc                                                      7,974                11
Kingfisher plc                                                36,774               169
Legal & General Group plc                                     87,669               122
Lloyds TSB Group plc                                         214,793             1,530
LogicaCMG plc                                                 16,596                39
Marks & Spencer Group plc                                     70,448               368
Misys plc                                                     30,287               129
Mitchells & Butlers plc                                    (a)55,265               214
National Grid Transco plc                                    141,705               964
Novar plc                                                      2,096   $             4
Pearson plc                                                   28,354               266
Peninsular & Oriental Steam Navigation Co.                    34,477               134
Pilkington plc                                                13,295                15
Prudential plc                                                26,925               164
Rank Group plc                                                 1,821                 8
Reckitt Benckiser plc                                         42,839               789
Reed Elsevier plc                                             44,876               375
Rentokil Initial plc                                         115,763               363
Reuters Group plc                                             50,879               148
Rexam plc                                                      9,483                60
Rio Tinto plc                                                 21,207               400
RMC Group plc                                                  5,898                45
Rolls-Royce Group plc                                        146,963               312
Royal & Sun Alliance Insurance Group                          19,411                45
Royal Bank of Scotland Group plc                             104,005             2,927
Sage Group plc                                                55,652               149
Sainsbury (J) plc                                             55,089               232
Scottish & Newcastle plc                                      13,860                84
Scottish & Southern Energy plc                               188,765             1,950
Scottish Power plc                                           165,047               994
Serco Group plc                                               27,861                74
Severn Trent plc                                              19,766               224
Shell Transport & Trading Co., plc                           259,081             1,715
Smith & Nephew plc                                            23,206               134
Smiths Group plc                                               6,421                75
Tate & Lyle plc                                               18,045               102
Taylor Woodrow plc                                             1,047                 3
Tesco plc                                                    201,967               733
TI Automotive Ltd.                                       (a)(d)1,505               @--
Unilever plc                                                 218,870             1,748
Vodafone Group plc                                         3,742,429             7,341
Wolseley plc                                                   5,634                62
WPP Group plc                                                 40,000               315
--------------------------------------------------------------------------------------
                                                                                65,171
======================================================================================
  TOTAL COMMON STOCKS (COST $310,824)                                          263,064
======================================================================================
PREFERRED STOCKS (0.2%)
AUSTRALIA (0.2%)
News Corp., Ltd.                                              97,780               605
--------------------------------------------------------------------------------------
GERMANY (0.0%)
Henkel KGaA - Vorzug                                             331                20
Porsche AG                                                        39                17
Volkswagen AG                                                    584                17
--------------------------------------------------------------------------------------
                                                                                    54
======================================================================================
ITALY (0.0%)
Telecom Italia S.p.A. RNC                                   (c)9,730                54
--------------------------------------------------------------------------------------
SWITZERLAND (0.0%)
Schindler Holding AG                                              50                 9
--------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $789)                                               722
======================================================================================
  TOTAL FOREIGN SECURITIES (93.9%) (COST $311,613)                             263,786
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (20.7%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON
  LOANED SECURITIES (16.1%)
American Express Credit Corp., 1.19%, 7/15/03        $           599   $           599
Bank of Nova Scotia, London, 1.35%, 7/1/03                       339               339
Barclays Bank London plc, 1.13%, 7/1/03                          717               717
Bear Stearns, 1.38%, 7/1/03                                    8,133             8,133
BETA Finance, Inc., 1.08%, 7/1/03                              2,789             2,789
CC USA, Inc., 1.09%, 7/1/03                                      996               996
Citibank Credit Card, 1.29%, 8/7/03                            1,076             1,076
Credit Industrial et Commercial (CIC)/NY,
  1.06%, 7/28/03                                               2,192             2,192
Credit Lyonnais, 1.13%, 7/1/03                                 2,192             2,192
Deutsche Bank London AG, 1.13%, 7/1/03                         2,192             2,192
Dorado Finance, Inc., 1.09%, 7/1/03                              996               996
Dresdner Bank AG, 1.50%, 7/1/03                                  937               937
First USA Credit Master Trust,1.10%, 7/21/03                   2,313             2,313
General Electric Co., 1.22%, 7/1/03                            1,395             1,395
ING Belgium NV, 1.13%, 7/1/03                                  1,714             1,714
Landesbank Baden Wuerttemberg, 1.35%, 7/1/03                   1,993             1,993
Links Finance LLC, 1.08%, 7/1/03                                 996               996
Links Finance LLC, 1.09%, 7/1/03                               1,594             1,594
Macquarie Bank Ltd., 1.09%, 9/24/03                              878               878
National Bank of Canada/London,
  1.13%, 7/1/03                                                1,714             1,714
Nordeutsche Lendesbank, London,
  1.13%, 7/1/03                                                2,192             2,192
Royal Bank of Scotland, NY, 1.24%, 7/7/03                        598               598
SWIFT 2001, Series A6, 1.17%, 7/15/03                            706               706
SWIFT 2001, Series A7, 1.18%, 7/1/03                           1,994             1,994
Unicredito London, 1.25%, 7/21/03                              2,001             2,001
Westdeutsche Landesbank N.Y., 1.05%, 7/1/03                    1,993             1,993
--------------------------------------------------------------------------------------
                                                                                45,239
======================================================================================

                                                              SHARES
--------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED
  SECURITIES (0.4%)
Reserve Primary Fund                                       1,195,689             1,195
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.2%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03                          $     (f)11,708            11,708
--------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $58,142)                                   58,142
======================================================================================
FOREIGN CURRENCY (0.2%)
Australian Dollar                                    AUD           9                 6
Brazilian Real                                       BRL           1                 1
British Pound                                        GBP           1                 1
Danish Krone                                         DKK           1               @--
Euro                                                 EUR          10                11
Japanese Yen                                         JPY      37,317               312
New Zealand Dollar                                   NZD           7                 4
South Korean Won                                     KRW      23,624                20
Swiss Franc                                          CHF          17                13
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $367)                                               368
======================================================================================

                                                               VALUE             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (114.8%) (COST $370,122)                             $       322,296
--------------------------------------------------------------------------------------
OTHER ASSETS (2.2%)
  Receivable Due from Broker                         $         4,478
  Receivable for Portfolio Shares Sold                           684
  Dividends Receivable                                           408
  Foreign Withholding Tax Reclaim Receivable                     400
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                           151
  Receivable for Investments Sold                                164
  Other                                                           11             6,296
--------------------------------------------------------------------------------------
LIABILITIES (-17.0%)
  Collateral on Securities Loaned                            (46,434)
  Payable for Portfolio Shares Redeemed                         (812)
  Investment Advisory Fees Payable                              (354)
  Custodian Fees Payable                                         (58)
  Administrative Fees Payable                                    (42)
  Directors' Fees and Expenses Payable                           (34)
  Distribution Fees, Class B                                      (5)
  Other Liabilities                                              (26)          (47,765)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $       280,827
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       433,388
Undistributed (Distributions in Excess of)
  Net Investment Income                                                          3,453
Accumulated Net Realized Gain (Loss)                                          (108,246)
Unrealized Appreciation (Depreciation) on
  Investments, Futures and Foreign Currency
  Translations                                                                 (47,768)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $       280,827
======================================================================================
CLASS A:
NET ASSETS                                                             $       274,413
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 35,104,471 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)                         $          7.82
======================================================================================
CLASS B:
NET ASSETS                                                             $         6,414
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 809,913 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                             $          7.92
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Active International Allocation Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

(a) -- Non-income producing security
(c) -- All or a portion of security on loan at June 30, 2003 -- See note A-8 to financial statements.
(d) -- Securities were valued at fair value -- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held fair valued securities, representing less than 0.05% of net assets.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@ -- Value is less than $500.
ADR -- American Depositary Receipts
CVA -- Certificaten Van Aandelen
PCL -- Public Company Limited
RNC -- Non-Convertible Savings Shares

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
    (000)         (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
AUD     10,834  $   7,286    7/10/03   US$      6,977  $   6,977  $      (309)
EUR      3,457      3,982     7/3/03   US$      3,712      3,712         (270)
EUR     50,239     57,738    9/10/03   US$     58,757     58,757        1,019
GBP        656      1,085    7/10/03   US$      1,015      1,015          (70)
GBP      2,427      3,997    9/10/03   US$      3,986      3,986          (11)
JPY  2,358,736     19,754    9/10/03   US$     20,058     20,058          304
US$      6,664      6,664    7/10/03   AUD     10,833      7,285          621
US$      3,670      3,670     7/3/03   EUR      3,421      3,940          270
US$     72,182     72,182    9/10/03   EUR     61,822     71,049       (1,133)
US$      1,028      1,028    7/10/03   GBP        656      1,085           57
US$      3,698      3,698    9/10/03   GBP      2,247      3,701            3
US$     21,397     21,397    9/10/03   JPY  2,515,517     21,067         (330)
                ---------                              ---------  -----------
                $ 202,481                              $ 202,632  $       151
                =========                              =========  ===========

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                 NET
                        NUMBER                                UNREALIZED
                          OF           VALUE     EXPIRATION   GAIN (LOSS)
                       CONTRACTS       (000)        DATE         (000)
------------------------------------------------------------------------
       LONG:
   IBEX 35 Index
      (Spain)              55     $    4,296       Jul-03     $      (69)
     DAX Index
     (Germany)             30          2,789       Sep-03            (68)
MIB30 Index (Italy)        31          4,490       Sep-03            (84)
  DJ Euro Stoxx 50
     (Germany)             53          1,481       Sep-03            (31)
    TOPIX Index
      (Japan)              18          1,359       Sep-03             45
       SHORT:
   FTSE 100 Index
  (United Kingdom)          4            266       Sep-03              8
                                                              ----------
                                                              $     (199)
                                                              ==========

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Auto Components                            $      3,025             1.1%
Automobiles                                       8,368             3.0
Beverages                                         6,015             2.1
Capital Markets                                   8,467             3.0
Chemicals                                         4,676             1.7
Commercial Banks                                 32,442            11.6
Commercial Services & Supplies                    3,178             1.1
Communications Equipment                          3,126             1.1
Diversified Financials Services                   2,674             1.0
Diversified Telecommunication Services           13,070             4.7
Electric Utilities                               12,713             4.5
Electronic Equipment & Instruments                4,200             1.5
Food & Staples Retailing                          2,887             1.0
Food Products                                    13,045             4.6
Hotels, Restaurants & Leisure                     3,215             1.1
Household Durables                                6,480             2.3
Industrial Conglomerates                          2,873             1.0
Insurance                                         5,813             2.1
Machinery                                         4,287             1.5
Media                                             5,778             2.1
Metals & Mining                                   4,895             1.7
Office Electronics                                2,982             1.1
Oil & Gas                                        30,500            10.9
Pharmaceuticals                                  24,754             8.8
Real Estate                                       7,062             2.5
Road & Rail                                       2,868             1.0
Wireless Telecommunication Services              11,312             4.0
Other                                            33,081            11.8
-----------------------------------------------------------------------
                                           $    263,786            93.9%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Asian Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (91.1%)
CHINA (2.2%)
Byd Co., Ltd., Class H                                        41,500   $            94
China Oilfield Services Ltd., Class H                        184,000                41
China Shipping Development Co., Ltd., Class H                205,000                73
Huaneng Power International, Inc., Class H                   116,000               132
--------------------------------------------------------------------------------------
                                                                                   340
======================================================================================
HONG KONG (24.5%)
Asia Aluminum Holdings Ltd.                                1,220,000               161
Bank of East Asia Ltd.                                        69,000               136
Cathay Pacific Airways Ltd.                                   97,000               131
Cheung Kong Holdings Ltd.                                    105,900               637
China Mobile (Hong Kong) Ltd.                                110,000               260
CNOOC Ltd.                                                   221,000               326
Esprit Holdings Ltd.                                         101,000               247
Henderson Land Development Co., Ltd.                         108,000               310
Hong Kong Exchanges & Clearing Ltd.                          121,000               174
Hutchison Whampoa Ltd.                                        31,980               195
Hysan Development Co., Ltd.                                   48,000                40
Johnson Electric Holdings Ltd.                                99,000               123
Li & Fung Ltd.                                               145,400               187
Sun Hung Kai Properties Ltd.                                  52,600               266
Swire Pacific Ltd., Class A                                   41,500               181
Techtronic Industries Co., Ltd.                              109,000               183
Television Broadcasts Ltd.                                    28,000               100
TPV Technology Ltd.                                          226,000                78
--------------------------------------------------------------------------------------
                                                                                 3,735
======================================================================================
INDONESIA (3.6%)
Astra International Tbk PT                                (a)355,223               154
Bank Central Asia Tbk PT                                     192,900                67
Bank Mandiri Persero Tbk PT                               (a)260,500                21
Ramayana Lestari Sentosa Tbk PT                              347,500               136
Telekomunikasi Indonesia Tbk PT                              293,500               165
--------------------------------------------------------------------------------------
                                                                                   543
======================================================================================
MALAYSIA (3.4%)
Commerce Asset Holdings Bhd                                   53,000                48
Gamuda Bhd                                                    38,000                62
Magnum Corp. Bhd                                             100,000                70
Malayan Banking Bhd                                           37,700                85
Perusahaan Otomobil Nasional Bhd                              17,000                36
Resorts World Bhd                                             26,000                67
SP Setia Bhd                                                  90,499                68
Tanjong plc                                                   15,000                40
YTL Corp. Bhd                                                 36,000                38
--------------------------------------------------------------------------------------
                                                                                   514
======================================================================================
SINGAPORE (11.4%)
CapitaLand Ltd.                                              212,000               149
Chartered Semiconductor Manufacturing Ltd.                (a)127,000                66
City Developments Ltd.                                        34,600                87
DBS Group Holdings Ltd.                                       29,235               171
Neptune Orient Lines Ltd.                                 (a)191,000               161
Oversea-Chinese Banking Corp., Ltd.                           30,000               170
SembCorp Industries Ltd.                                     189,000               137
SembCorp Logistics Ltd.                                       39,800                43
Singapore Airlines Ltd. (Foreign)                             62,000   $           366
United Overseas Bank Ltd.                                     21,796               154
Venture Corp., Ltd.                                           14,700               134
Wing Tai Holdings Ltd.                                       242,000               102
--------------------------------------------------------------------------------------
                                                                                 1,740
======================================================================================
SOUTH KOREA (24.7%)
CJ Home Shopping Corp.                                         2,253               117
Daewoo Shipbuilding & Marine Engineering Co., Ltd.          (a)2,260                19
Daewoo Shipbuilding & Marine Engineering Co., Ltd.
  GDR                                                       (a)3,400                55
Daishin Securities Co., Ltd.                                  13,000               225
Good Morning Shinhan Securities Co., Ltd.                  (a)20,990                93
Hyundai Department Store Co., Ltd.                             4,720               105
Hyundai Mobis                                                 10,820               277
LG Electronics, Inc.                                           7,280               303
LG Household & Health Care Ltd.                                3,110                80
POSCO                                                          1,080               112
Samsung Electronics Co., Ltd.                                  4,405             1,309
Samsung Heavy Industries Co., Ltd.                            13,280                53
Samsung SDI Co., Ltd.                                          2,950               223
Samsung Securities Co., Ltd.                                   6,140               149
Shinhan Financial Group Co., Ltd.                              6,400                67
Shinsegae Co., Ltd.                                              300                47
SK Telecom Co., Ltd.                                           2,230               381
Tong Yang Confectionery Corp.                                  2,440               151
--------------------------------------------------------------------------------------
                                                                                 3,766
======================================================================================
TAIWAN (16.4%)
Ambit Microsystems Corp.                                      23,000                71
Asia Optical Co., Inc.                                      (a)9,000                47
Capital Securities Corp.                                  (a)161,000                50
Cathay Financial Holding Co., Ltd.                           115,000               141
Cheng Loong Corp.                                             58,000                15
Chinatrust Financial Holding Co., Ltd.                       127,560               103
Compal Electronics, Inc.                                      48,000                64
CTCI Corp.                                                    67,000                43
Eva Airways Corp.                                         (a)180,310                65
Evergreen Marine Corp.                                       115,000                82
Fubon Financial Holding Co., Ltd.                          (a)85,000                68
Hon Hai Precision Industry Co., Ltd.                          59,550               216
Largan Precision Co., Ltd.                                     9,400                57
Nan Ya Plastics Corp.                                         81,000                88
Phoenixtec Power Co., Ltd.                                    58,000                49
Polaris Securities Co., Ltd.                              (a)246,000               118
Premier Image Technology Corp.                                90,000               139
Quanta Computer, Inc.                                         57,287               118
Siliconware Precision Industries Co.                      (a)160,682               102
Taishin Financial Holdings Co., Ltd.                      (a)157,000                82
Taiwan Semiconductor Manufacturing Co., Ltd.              (a)349,300               576
Yang Ming Marine Transport                                 (a)81,000                54
Yuanta Core Pacific Securities Co.                           129,000                68
Zyxel Communications Corp.                                 (a)46,000                87
--------------------------------------------------------------------------------------
                                                                                 2,503
======================================================================================
THAILAND (4.9%)
Bangkok Bank PCL (Foreign)                             (a)(d)111,900               179
Bangkok Bank PCL (NVDR)                                    (a)10,600                14

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Asian Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
THAILAND (CONT'D)
Italian-Thai Development PCL (Foreign)                     (a)72,000   $            57
Kasikornbank PCL (Foreign)                                 (a)82,600                77
Kasikornbank PCL (NVDR)                                 (a)(d)51,600                42
Land & House PCL (Foreign)                                   319,200                72
Siam Cement PCL (The) (Foreign)                               23,000                92
Siam Cement PCL (The) (NVDR)                               (a)20,700                74
Siam City Cement PCL (Foreign)                             (d)13,666                70
Siam Commercial Bank PCL (Foreign)                      (a)(d)82,900                71
--------------------------------------------------------------------------------------
                                                                                   748
======================================================================================
  TOTAL COMMON STOCKS (COST $14,144)                                            13,889
======================================================================================
PREFERRED STOCKS (1.8%)
SOUTH KOREA (1.8%)
Daishin Securities Co., Ltd.                                   8,310                59
Hyundai Motor Co., Ltd.                                        6,540                85
Samsung Electronics Co., Ltd.                                    870               124
--------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $289)                                               268
======================================================================================
  TOTAL FOREIGN SECURITIES (92.9%) (COST $14,433)                               14,157
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (6.9%)
REPURCHASE AGREEMENT (6.9%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $1,048)                                      $      (f)1,048             1,048
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.2%)
Hong Kong Dollar                                     HKD          97                12
Indonesian Rupiah                                    IDR     105,481                13
South Korean Won                                     KRW         123               @--
Taiwan Dollar                                        TWD         230                 7
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $32)                                                 32
======================================================================================
TOTAL INVESTMENTS (100.0%) (COST $15,513)                                       15,237
======================================================================================

                                                               VALUE
                                                               (000)
OTHER ASSETS (0.6%)
  Cash                                               $             1
  Receivable for Investments Sold                                 34
  Receivable Due from Investment Advisor                          18
  Dividends Receivable                                            16
  Foreign Withholding Tax Reclaim Receivable                       1
  Other                                                           15                85
--------------------------------------------------------------------------------------
LIABILITIES (-0.6%)
  Payable for Investments Purchased                              (22)
  Custodian Fees Payable                                         (20)
  Directors' Fees and Expenses Payable                           (19)
  Administrative Fees Payable                                     (2)
  Other Liabilities                                              (21)              (84)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        15,238
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       120,210
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            174
Accumulated Net Realized Gain (Loss)                                          (104,870)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                   (276)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        15,238
======================================================================================
CLASS A:
NET ASSETS                                                             $        14,338
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,780,968 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $          8.05
======================================================================================
CLASS B:
NET ASSETS                                                             $           900
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 112,754 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $          7.98
======================================================================================

(a) -- Non-income producing security
(d) -- Securities were valued at fair value-- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held $362,000 of fair valued securities, representing 2.4% of net assets.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@ -- Value is less than $500.
GDR -- Global Depositary Receipts
NVDR -- Non-Voting Depositary Receipts
PCL -- Public Company Limited

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Asian Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Airlines                                   $        562             3.7%
Auto Components                                     278             1.8
Automobiles                                         275             1.8
Capital Markets                                     374             2.5
Commercial Banks                                  1,488             9.8
Computers & Peripherals                             332             2.2
Construction & Engineering                          162             1.1
Construction Materials                              235             1.5
Distributors                                        187             1.2
Diversified Financial Services                      811             5.3
Diversified Telecommunication Services              165             1.1
Electric Utilities                                  170             1.1
Electrical Equipment                                171             1.1
Electronic Equipment & Instruments                  668             4.4
Food Products                                       151             1.0
Hotels, Restaurants & Leisure                       177             1.2
Household Durables                                  559             3.7
Industrial Conglomerates                            332             2.2
Leisure Equipment & Products                        243             1.6
Marine                                              369             2.4
Media                                               217             1.4
Metals & Mining                                     273             1.8
Multiline Retail                                    288             1.9
Oil & Gas                                           326             2.1
Real Estate                                       1,659            10.9
Semiconductors & Semiconductor Equipment          2,263            14.8
Specialty Retail                                    247             1.6
Wireless Telecommunication Services                 640             4.2
Other                                               535             3.5
-----------------------------------------------------------------------
                                           $     14,157            92.9%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Asian Real Estate Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (110.2%)
AUSTRALIA (29.0%)
Centro Properties Group                                       25,303   $            68
CFS Gandel Retail Trust                                       47,700                43
General Property Trust                                        48,610                95
Investa Property Group                                        24,150                32
Macquarie Goodman Industrial Trust                            14,300                15
Mirvac Group                                                  20,566                61
Stockland                                                     23,055                78
Westfield Holdings Ltd.                                       10,350               102
Westfield Trust                                               52,566               122
Westfield Trust (New)                                       (a)3,200                 7
--------------------------------------------------------------------------------------
                                                                                   623
======================================================================================
HONG KONG (44.7%)
Cheung Kong Holdings Ltd.                                     11,000                66
Henderson Land Development Co., Ltd.                          62,000               178
Hong Kong Land Holdings Ltd.                                  47,000                59
Hysan Development Co., Ltd.                                   41,595                35
Kerry Properties Ltd.                                         31,049                36
New World Development Ltd.                                    90,864                35
Sino Land Co.                                                120,014                37
Sun Hung Kai Properties Ltd.                                  68,000               344
Wharf Holdings Ltd.                                           74,000               142
Wheelock & Co., Ltd.                                          30,000                26
--------------------------------------------------------------------------------------
                                                                                   958
======================================================================================
JAPAN (26.4%)
Daibiru Corp.                                                  3,000                11
Japan Real Estate Investment Corp. REIT                            9                49
Japan Retail Fund Investment Corp. REIT                            5                26
Mitsubishi Estate Co., Ltd.                                   34,000               231
Mitsui Fudosan Co., Ltd.                                      22,000               141
Nippon Building Fund, Inc. REIT                                   10                55
Sumitomo Realty & Development Co., Ltd.                       12,000                54
--------------------------------------------------------------------------------------
                                                                                   567
======================================================================================
SINGAPORE (7.5%)
CapitaLand Ltd.                                               76,500                54
City Developments Ltd.                                        11,000                28
Keppel Land Ltd.                                              16,000                12
Marco Polo Developments Ltd.                                  21,000                23
United Overseas Land Ltd.                                     16,000                19
Wing Tai Holdings Ltd.                                        61,000                25
--------------------------------------------------------------------------------------
                                                                                   161
======================================================================================
THAILAND (2.6%)
Land & Houses PCL                                            244,800                55
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $2,537)                                              2,364
======================================================================================
  TOTAL FOREIGN SECURITIES (110.2%) (COST $2,537)                                2,364
======================================================================================

                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (1.1%)
Australian Dollar                                    AUD          18   $            12
Hong Kong Dollar                                     HKD          24                 3
Japanese Yen                                         JPY         546                 5
Singapore Dollar                                     SGD           6                 3
Thai Baht                                            THB          10               @--
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $23)                                                 23
======================================================================================
TOTAL INVESTMENTS (111.3%) (COST $2,560)                                         2,387
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (0.8%)
  Receivable Due from Investment Advisor             $             9
  Dividends Receivable                                             8                17
--------------------------------------------------------------------------------------
LIABILITIES (-12.1%)
  Bank Overdraft Payable                                        (227)
  Payable for Investments Purchased                              (15)
  Custodian Fees Payable                                          (5)
  Administrative Fees Payable                                     (2)
  Other Liabilities                                              (10)             (259)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $         2,145
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $         4,666
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                                 (6)
Accumulated Net Realized Gain (Loss)                                            (2,342)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                   (173)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $         2,145
======================================================================================
CLASS A:
NET ASSETS                                                             $         2,013
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 342,464 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $          5.88
======================================================================================
CLASS B:
NET ASSETS                                                             $           132
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 22,293 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $          5.92
======================================================================================

(a) -- Non-income producing security
@ -- Value is less than $500.
PCL -- Public Company Limited
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Asian Real Estate Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Diversified Financials                     $        142             6.6%
Hotels, Restaurants & Leisure                        19             0.9
Household Durables                                   55             2.6
Real Estate                                       2,148           100.1
-----------------------------------------------------------------------
                                           $      2,364           110.2%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Emerging Markets Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
(UNLESS OTHERWISE NOTED)
ARGENTINA (0.2%)
Tenaris SA ADR                                          (a)(c)58,400   $         1,489
--------------------------------------------------------------------------------------
BRAZIL (6.8%)
AmBev ADR (Preferred)                                     (c)439,810             8,950
Aracruz Celulose SA ADR                                    (c)63,600             1,339
Banco Bradesco SA ADR                                      (c)84,000             1,569
Banco Itau Holding Financeira SA
  (Preferred)                                             14,693,000               990
Banco Itau Holding Financeira SA ADR                         144,516             4,899
Banco Nacional SA (Preferred)                      (a)(d)295,998,880               @--
CEMIG SA (Preferred)                                      48,304,000               449
CEMIG SA ADR (Preferred)                                      83,600               772
CSN SA ADR                                                 (c)90,300             2,240
CVRD ADR                                                   (d)43,910             1,302
CVRD ADR (Preferred)                                      (c)255,454             7,089
Lojas Arapua SA (Preferred)                        (a)(d)119,019,000               @--
Lojas Arapua SA GDR                                 (a)(d)(e)120,830               @--
Petrobras SA (Preferred)                                      28,943               519
Petrobras SA ADR                                          (c)413,775             8,176
Petrobras SA ADR (Preferred)                                 555,098             9,859
Tele Norte Leste Participacoes
  SA (Preferred)                                      (c)124,230,000             1,454
Tele Norte Leste Participacoes SA ADR                     (c)189,500             2,213
Votorantim Celulose e Papel SA ADR                         (c)67,200             1,300
--------------------------------------------------------------------------------------
                                                                                53,120
======================================================================================
CHINA/HONG KONG (3.5%)
Byd Co., Ltd., Class H                                     1,088,000             2,449
China Oilfield Services Ltd.                               6,671,000             1,497
China Shipping Development Co., Ltd.,
  Class H                                               (c)6,670,000             2,373
CNOOC Ltd.                                                 7,965,000            11,746
Denway Motors Ltd.                                         5,090,000             2,301
Huaneng Power International, Inc., Class H                 3,988,000             4,551
TPV Technology Ltd.                                        7,770,000             2,692
--------------------------------------------------------------------------------------
                                                                                27,609
======================================================================================
CZECH REPUBLIC (0.4%)
Cesky Telecom A.S.                                           214,290             2,205
Komercni Banka A.S.                                            4,900               354
Komercni Banka A.S. GDR                                        9,100               218
--------------------------------------------------------------------------------------
                                                                                 2,777
======================================================================================
EGYPT (0.9%)
Commercial International Bank                                 80,849               497
Mobinil-Egyptian Mobile Network                              151,494             1,354
Orascom Construction Industries                              218,005             1,764
Orascom Construction Industries GDR                          220,378             3,493
--------------------------------------------------------------------------------------
                                                                                 7,108
======================================================================================
HUNGARY (0.4%)
Matav Rt.                                                     85,007               292
Matav Rt. ADR                                              (c)96,092             1,653
OTP Bank Rt.                                               (a)88,854               861
OTP Bank Rt. GDR                                           (a)38,471               740
--------------------------------------------------------------------------------------
                                                                                 3,546
======================================================================================
INDIA (4.9%)
Bharat Heavy Electricals                                     493,465   $         2,860
Colgate-Palmolive (India) Ltd.                               394,029             1,167
Container Corp. of India Ltd.                                207,919             1,542
GlaxoSmithkline Pharmaceuticals Ltd.                          65,706               505
Gujarat Ambuja Cements Ltd.                                  381,939             1,689
Hero Honda Motors Ltd.                                       306,995             1,675
Hindalco Industries Ltd.                                      69,980             1,123
Hindustan Lever Ltd.                                         420,260             1,616
Housing Development Finance Corp.                                 70                 1
India Info.com Private Co., Ltd.                          (d)393,611               @--
Infosys Technologies Ltd.                                     26,630             1,873
ITC Ltd.                                                     130,000             2,147
Mahanagar Telephone Nigam Ltd.                               536,650             1,312
Morgan Stanley India Growth Fund                    (a)(g)17,282,900             3,694
Oil and Natural Gas Corp. Ltd.                               284,500             2,960
Ranbaxy Laboratories Ltd.                                    146,604             2,479
Reliance Industries Ltd.                                     241,700             1,691
Saurashtra Cement & Chemicals Ltd.                           127,387               @--
State Bank of India Ltd.                                  (d)580,002             5,026
Steel Authority of India Ltd.                           (a)3,623,082             1,348
Tata Engineering & Locomotive Co., Ltd.                   (a)504,000             2,146
Tata Iron & Steel Co., Ltd.                                  292,000             1,064
--------------------------------------------------------------------------------------
                                                                                37,918
======================================================================================
INDONESIA (3.4%)
Astra International Tbk PT                             (a)22,550,269             9,772
Bank Central Asia Tbk PT                                   7,843,000             2,733
Bank Mandiri Persero Tbk PT                             (a)7,670,500               628
Bank Pan Indonesia Tbk PT                               (a)7,351,000               276
HM Sampoerna Tbk PT                                        4,594,500             2,311
Ramayana Lestari Sentosa Tbk PT                            8,307,000             3,247
Telekomunikasi Indonesia Tbk PT                           13,312,000             7,463
--------------------------------------------------------------------------------------
                                                                                26,430
======================================================================================
ISRAEL (2.0%)
Bank Hapoalim Ltd. (Registered)                         (a)1,445,900             3,069
Bank Leumi Le-Israel                                      (a)964,400             1,545
Check Point Software Technologies Ltd.                    (a)472,464             9,237
ECI Telecom Ltd.                                          (a)498,887             1,467
--------------------------------------------------------------------------------------
                                                                                15,318
======================================================================================
JORDAN (0.1%)
Arab Bank Group                                                1,920               584
--------------------------------------------------------------------------------------
MALAYSIA (3.0%)
Commerce Asset Holdings Bhd                                1,969,000             1,793
Gamuda Bhd                                                 2,958,000             4,787
Magnum Corp. Bhd                                           4,301,000             3,022
Malayan Banking Bhd                                        2,827,500             6,399
Perusahaan Otomobil Nasional Bhd                             663,000             1,413
Resorts World Bhd                                            774,000             1,996
SP Setia Bhd                                               2,630,999             1,980
YTL Corp. Bhd                                              1,531,000             1,612
--------------------------------------------------------------------------------------
                                                                                23,002
======================================================================================
MEXICO (7.0%)
America Movil SA de C.V., ADR                                837,003            15,694
Coca-Cola Femsa SA                                      (a)(c)44,900               965

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Emerging Markets Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
MEXICO (CONT'D)
Fomento Economico Mexicano SA de C.V.                        864,201   $         3,554
Fomento Economico Mexicano SA de
  C.V., ADR                                                (c)16,171               666
Grupo Aeroportuario del Sureste SA de
  C.V., ADR                                                  139,390             2,039
Grupo Financiero Bancomer SA de C.V.,
  Class B                                               (a)6,630,753             5,599
Grupo Financiero BBVA Bancomer ADR                         (a)30,500               517
Telefonos de Mexico SA de C.V., Class L ADR                  474,168            14,898
Wal-Mart de Mexico SA de C.V., ADR                         (c)77,822             2,300
Wal-Mart de Mexico SA de C.V., Class C                  (c)1,862,842             5,006
Wal-Mart de Mexico SA de C.V., Class V                  (c)1,142,944             3,367
--------------------------------------------------------------------------------------
                                                                                54,605
======================================================================================
POLAND (1.1%)
Bank Pekao SA                                             (a)261,355             6,770
Bank Pekao SA GDR                                          (a)14,813               373
Eastbridge NV                                              (d)33,400             1,336
--------------------------------------------------------------------------------------
                                                                                 8,479
======================================================================================
RUSSIA (8.6%)
Alliance Cellulose Ltd.                                   (d)592,359               @--
LUKOIL                                                    (c)168,734            13,330
MMC Norilsk Nickel ADR                                 (a)(c)123,600             4,227
Mobile Telesystems                                            63,700             3,719
Mobile Telesystems ADR                                 (a)(c)121,000             7,139
OAO Gazprom ADR                                              648,940            12,200
Surgutneftegaz ADR                                        (c)259,611             5,426
Surgutneftegaz ADR (Preferred)                             (c)98,390             2,499
United Energy System                                         234,500             5,968
Vimpel Communications ADR                               (a)(c)60,000             2,786
YUKOS ADR                                                    175,995             9,856
--------------------------------------------------------------------------------------
                                                                                67,150
======================================================================================
SOUTH AFRICA (15.6%)
ABSA Group Ltd.                                              335,500             1,577
Anglo American plc                                         1,681,847            26,075
Anglo American plc (London Shares)                           723,216            11,074
AngloGold Ltd.                                                98,000             3,107
AngloGold Ltd. ADR                                         (c)84,373             2,692
Bidvest Group Ltd.                                           437,630             2,518
FirstRand Ltd.                                             7,420,390             7,584
Gold Fields Ltd.                                             692,380             8,297
Gold Fields Ltd. ADR                                          72,100               878
Harmony Gold Mining Co., Ltd.                                208,800             2,751
Harmony Gold Mining Co., Ltd. ADR                            108,828             1,466
Impala Platinum Holdings Ltd.                                 83,148             4,961
Liberty Group Ltd.                                           134,470               910
Metro Cash & Carry Ltd.                                 (a)4,108,052             1,270
MTN Group Ltd.                                          (a)2,852,850             6,213
Naspers Ltd.                                                 421,000             1,464
Nedcor Ltd.                                                  247,900             2,968
Old Mutual plc                                             3,880,218             5,620
Old Mutual plc (London Shares)                               369,500               546
Sanlam Ltd.                                                3,119,360             2,921
Sappi Ltd.                                                   252,710             3,053
Sappi Ltd. ADR                                                29,430               364
Sasol Ltd.                                                   933,610   $        10,435
Standard Bank Group Ltd.                                   2,389,480            10,485
Telkom SA Ltd.                                            (a)373,100             1,934
Telkom SA Ltd. ADR                                      (a)(c)26,900               560
--------------------------------------------------------------------------------------
                                                                               121,723
======================================================================================
SOUTH KOREA (17.3%)
CJ Home Shopping Corp.                                        87,519             4,541
Daewoo Shipbuilding & Marine
  Engineering Co., Ltd.                                   (a)120,930             1,022
Daewoo Shipbuilding & Marine
  Engineering Co., Ltd. GDR                               (a)183,600             2,965
Daishin Securities Co., Ltd.                                 347,790             6,025
Good Morning Shinhan Securities Co., Ltd.                 (a)327,580             1,453
Hyundai Department Store Co., Ltd.                           186,360             4,148
Hyundai Mobis                                                251,230             6,444
Hyundai Motor Co., Ltd.                                      171,850             2,222
LG Electronics, Inc.                                         192,653             8,029
LG Household & Health Care Ltd.                           (a)125,070             3,229
Pantech Co., Ltd.                                            106,680             1,004
POSCO                                                         31,643             3,283
Samsung Electronics Co., Ltd.                                155,533            46,204
Samsung Electronics Co., Ltd. (Preferred)                     47,830             6,824
Samsung Heavy Industries Co., Ltd.                           615,270             2,466
Samsung SDI Co., Ltd.                                        108,610             8,225
Samsung Securities Co., Ltd.                                 175,510             4,252
Shinhan Financial Group Co., Ltd.                            297,100             3,095
Shinsegae Co., Ltd.                                            8,090             1,263
SK Telecom Co., Ltd.                                          90,500            15,449
Tong Yang Confectionery Corp.                                 47,830             2,954
--------------------------------------------------------------------------------------
                                                                               135,097
======================================================================================
TAIWAN (12.1%)
Ambit Microsystems Corp.                                     665,000             2,059
ASE Test Ltd.                                          (a)(c)336,000             1,848
Asia Optical Co., Inc.                                    (a)434,000             2,260
Capital Securities Corp.                                (a)5,650,000             1,757
Cathay Financial Holding Co., Ltd.                         3,937,000             4,819
Cheng Loong Corp.                                          2,947,000               776
Chinatrust Financial Holding Co.                           7,063,407             5,702
Compal Electronics, Inc.                                   1,181,000             1,586
CTCI Corp.                                                 2,501,000             1,621
Eva Airways Corp.                                       (a)8,916,662             3,199
Evergreen Marine Corp.                                     4,069,000             2,896
Fubon Financial Holding Co., Ltd.                       (a)4,011,000             3,215
Hon Hai Precision Industry Co., Ltd.                       2,226,300             8,085
Largan Precision Co., Ltd.                                   377,800             2,274
Nan Ya Plastics Corp.                                      2,881,000             3,126
Phoenixtec Power Co., Ltd.                                 2,671,000             2,249
Polaris Securities Co., Ltd.                            (a)9,034,000             4,339
Premier Image Technology Corp.                             2,304,000             3,567
Quanta Computer, Inc.                                      2,288,101             4,734
Quanta Storage, Inc.                                       (a)42,000               301
Siliconware Precision Industries Co.                    (a)5,114,380             3,256
Taishin Financial Holdings Co., Ltd.                    (a)6,655,000             3,466
Taiwan Semiconductor Manufacturing Co., Ltd.           (a)13,217,750            21,800
Yang Ming Marine Transport                              (a)2,828,000             1,882

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Emerging Markets Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
TAIWAN (CONT'D)
Yuanta Core Pacific Securities Co.                         4,297,000   $         2,250
Zyxel Communications Corp.                                (a)580,000             1,091
--------------------------------------------------------------------------------------
                                                                                94,158
======================================================================================
THAILAND (3.5%)
Bangkok Bank PCL (Foreign)                           (a)(d)4,178,500             6,700
Bangkok Bank PCL (NVDR)                                   (a)568,600               756
BEC World plc (Foreign)                                   (d)125,600               716
Italian-Thai Development PCL (Foreign)                  (a)1,476,400             1,175
Kasikornbank PCL (Foreign)                           (a)(c)4,018,000             3,747
Kasikornbank PCL (NVDR)                              (a)(d)2,719,100             2,196
Land & Houses PCL                                      (c)14,490,300             3,270
Siam Cement PCL (The)                                   (a)1,774,700             6,324
Siam Commercial Bank PCL (Foreign)                   (a)(d)2,497,000             2,136
--------------------------------------------------------------------------------------
                                                                                27,020
======================================================================================
TURKEY (1.6%)
Akbank T.A.S.                                            284,303,529               841
Akcansa Cimento A.S.                                     501,648,000             1,289
Arcelik A.S.                                             576,875,750             2,011
Enka Insaat ve Sanayi A.S.                                60,168,100             2,066
Tofas Turk Otomobil Fabrikasi                         (a)604,322,285               702
Tupras Turkiye Petrol Rafinerileri A.S.                  392,066,000             2,582
Turkcell Iletisim Hizmet A.S.                         (a)255,081,000             1,706
Turkiye IS Bankasi, Class C                           (a)358,018,000             1,135
--------------------------------------------------------------------------------------
                                                                                12,332
======================================================================================
VENEZUELA (0.2%)
CANTV ADR                                                 (c)152,065             1,899
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $694,193)                                          721,364
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (1.6%)
INDIA (0.0%)
DCM Shriram Industries Ltd.                          INR   (b)(d)677               @--
Hindustan Lever Ltd., 9.00%, 7/1/05                           (d)420                54
Saurashtra Cement & Chemicals Ltd.                         (b)(d)700               @--
--------------------------------------------------------------------------------------
                                                                                    54
======================================================================================
RUSSIA (1.6%)
Mustcom Ltd., 11.00%, 8/25/11                        $     (d)66,270            12,208
--------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $62,480)                                  12,262
======================================================================================
  TOTAL FOREIGN SECURITIES (94.2%) (COST $756,673)                             733,626
======================================================================================
SHORT-TERM INVESTMENTS (11.8%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON
  LOANED SECURITIES (5.8%)
American Express Credit Corp.,
  1.19%, 7/15/03                                                 599               599
Bank of Nova Scotia, London, 1.35%, 7/1/03                       339               339
Barclays Bank London plc, 1.13%, 7/1/03                          717               717
Bear Stearns, 1.38%, 7/1/03                                    8,129             8,129
BETA Finance, Inc., 1.08%, 7/1/03                              2,789             2,789
CC USA, Inc., 1.09%, 7/1/03                                      996               996

                                                               FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
Citibank Credit Card, 1.29%, 8/7/03                  $         1,076   $         1,076
Credit Industrial et Commercial (CIC)/NY,
  1.06%, 7/28/03                                               2,192             2,192
Credit Lyonnais, 1.13%, 7/1/03                                 2,192             2,192
Deutsche Bank London AG, 1.13%, 7/1/03                         2,192             2,192
Dorado Finance, Inc., 1.09%, 7/1/03                              996               996
Dresdner Bank AG, 1.50%, 7/1/03                                  936               936
First USA Credit Master Trust,
  1.10%, 7/21/03                                               2,313             2,313
General Electric Co., 1.22%, 7/1/03                            1,394             1,394
ING Belgium NV, 1.13%, 7/1/03                                  1,713             1,713
Landesbank Baden Wuerttemberg,
  1.35%, 7/1/03                                                1,992             1,992
Links Finance LLC, 1.08%, 7/1/03                                 996               996
Links Finance LLC, 1.09%, 7/1/03                               1,593             1,593
Macquarie Bank Ltd., 1.09%, 9/24/03                              877               877
National Bank of Canada/London,
  1.13%, 7/1/03                                                1,713             1,713
Nordeutsche Lendesbank, London,
  1.13%, 7/1/03                                                2,192             2,192
Royal Bank of Scotland, NY, 1.24%, 7/7/03                        598               598
SWIFT 2001, Series A6, 1.17%, 7/15/03                            706               706
SWIFT 2001, Series A7, 1.18%, 7/1/03                           1,994             1,994
Unicredito London, 1.25%, 7/21/03                              2,001             2,001
Westdeutsche Landesbank N.Y.,
  1.05%, 7/1/03                                                1,992             1,992
--------------------------------------------------------------------------------------
                                                                                45,227
======================================================================================

                                                              SHARES
--------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED
  SECURITIES (0.2%)
Reserve Primary Fund                                       1,195,382             1,195
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.8%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03                          $     (f)45,614            45,614
--------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $92,036)                                   92,036
======================================================================================
FOREIGN CURRENCY (0.4%)
Brazilian Real                                       BRL         314               110
British Pound                                        GBP           2                 3
Euro                                                 EUR         131               151
Hungarian Forint                                     HUF         917                 4
Indian Rupee                                         INR      21,197               457
Indonesian Rupiah                                    IDR     128,549                16
Isreali Shekel                                       ISS          78                18
Polish Zloty                                         PLN         102                26
South African Rand                                   ZAR         521                70
South Korean Won                                     KRW       1,430                 1
Taiwan Dollar                                        TWD      79,665             2,305
Turkish Lira                                         TRL   3,303,356                 2
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $3,167)                                           3,163
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Emerging Markets Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                               VALUE             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (106.4%) (COST $851,876)                             $       828,825
--------------------------------------------------------------------------------------
OTHER ASSETS (1.5%)
  Receivable for Investments Sold                    $         6,908
  Receivable for Portfolio Shares Sold                         2,431
  Dividends Receivable                                         1,608
  Foreign Withholding Tax Reclaim
    Receivable                                                   354
  Interest Receivable                                            219
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                            42
  Other                                                           48            11,610
--------------------------------------------------------------------------------------
LIABILITIES (-7.9%)
  Collateral on Securities Loaned                            (46,422)
  Payable for Investments Purchased                          (10,247)
  Investment Advisory Fees Payable                            (2,198)
  Payable for Portfolio Shares Redeemed                       (1,382)
  Custodian Fees Payable                                        (276)
  Directors' Fees and Expenses Payable                          (137)
  Administrative Fees Payable                                   (109)
  Bank Overdraft Payable                                         (95)
  Distribution Fees, Class B                                     (14)
  Other Liabilities                                             (328)          (61,208)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $       779,227
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $     1,200,633
Undistributed (Distributions in Excess of)
  Net Investment Income                                                          2,974
Accumulated Net Realized Gain (Loss)                                          (401,329)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                (23,051)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $       779,227
======================================================================================
CLASS A:
NET ASSETS                                                             $       755,876
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 65,497,952 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         11.54
======================================================================================
CLASS B:
NET ASSETS                                                             $        23,351
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,044,464 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         11.42
======================================================================================

(a) -- Non-income producing security
(b) -- Issuer is in default.
(c) -- All or a portion of security on loan at June 30, 2003 -- See note A-8 to financial statements.
(d) -- Securities were valued at fair value --
       See Note A-1 to financial statements. At June 30, 2003, the Portfolio held $31,674,000 of fair valued securities, representing 4.1% of net assets.
(e) -- 144A security -- certain conditions for public sale may exist.
(f) -- The repurchase agreement is fully collateralized by US government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) -- The Morgan Stanley India Growth Fund is advised by an affiliate of the Adviser. During the six months ended June 30, 2003, the Portfolio sold 620,000 shares and incurred a realized loss of $10,803. The Portfolio did not derive income from this security during the six months ended June 30, 2003.
@ -- Value is less than $500.
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts
NVDR -- Non-Voting Depositary Receipts
PCL -- Public Company Limited

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                   IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR           VALUE    GAIN (LOSS)
   (000)          (000)       DATE         (000)          (000)      (000)
-----------------------------------------------------------------------------
US$         13  $      13    7/1/03    MYR          48  $     13  $       @--
US$        396        396    7/2/03    PLN       1,544       396          @--
US$        149        149    7/3/03    PLN         583       149          @--
US$        266        266    7/1/03    TRL 376,560,080       265           (1)
US$        181        181    7/1/03    ZAR       1,431       191           10
US$         50         50    7/1/03    ZAR         389        52            2
US$        738        738    7/3/03    ZAR       5,655       756           18
US$      2,502      2,502    7/3/03    ZAR      18,779     2,511            9
US$        496        496    7/3/03    ZAR       3,738       500            4
                ---------                               --------  -----------
                $   4,791                               $  4,833  $        42
                =========                               ========  ===========

MYR - Malaysian Ringgit

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Emerging Markets Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Automobiles                                $     20,231             2.6%
Beverages                                        14,135             1.8
Banks                                            97,200            12.5
Capital Markets                                  11,729             1.5
Computers & Peripherals                          11,372             1.5
Construction & Engineering                        9,347             1.2
Construction Materials                            9,302             1.2
Diversified Financial Services                   15,256             2.0
Diversified Telecommunication Services           48,090             6.2
Electric Utilities                               10,352             1.3
Food & Staples                                   11,943             1.5
Household Durables                               13,310             1.7
Insurance                                        14,817             1.9
Metals & Mining                                  82,978            10.6
Multiline Retail                                  9,994             1.3
Oil & Gas                                        91,277            11.7
Semiconductor Equipment & Products               81,023            10.4
Software                                          9,237             1.2
Wireless Telecommunication Services              55,066             7.1
Other                                           116,967            15.0
-----------------------------------------------------------------------
                                           $    733,626            94.2%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         European Real Estate Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (95.5%)
FINLAND (1.0%)
Sponda Oyj                                                    35,294   $           211
--------------------------------------------------------------------------------------
FRANCE (24.9%)
Bail-Investissement                                            1,300               213
Gecina                                                        12,319             1,433
Klepierre                                                      9,684               479
Silic                                                          3,297               159
Societe Fonciere Lyonnaise                                    27,133               953
Sophia                                                        11,945               428
Unibail                                                       19,826             1,473
--------------------------------------------------------------------------------------
                                                                                 5,138
======================================================================================
GERMANY (1.1%)
IVG Immobilien AG                                             27,196               229
--------------------------------------------------------------------------------------
ITALY (5.9%)
Aedes S.p.A.                                                 127,877               487
Beni Stabili S.p.A.                                        1,439,058               738
--------------------------------------------------------------------------------------
                                                                                 1,225
======================================================================================
NETHERLANDS (11.2%)
Corio N.V.                                                     9,689               313
Eurocommercial Properties N.V.                                12,403               308
Rodamco Europe N.V.                                           22,776             1,195
Vastned Offices/Industrial N.V.                                1,250                28
Wereldhave N.V.                                                7,429               468
--------------------------------------------------------------------------------------
                                                                                 2,312
======================================================================================
NORWAY (1.4%)
Steen & Strom ASA                                          (a)20,500               284
--------------------------------------------------------------------------------------
SPAIN (6.3%)
Inmobiliaria Colonial S.A.                                    35,659               649
Inmobiliaria Urbis S.A.                                       84,239               651
--------------------------------------------------------------------------------------
                                                                                 1,300
======================================================================================
SWEDEN (1.7%)
Castellum AB                                                   5,100                88
Drott AB, Class B                                              6,952                88
JM AB                                                         11,940               125
Pandox AB                                                      6,660                61
--------------------------------------------------------------------------------------
                                                                                   362
======================================================================================
SWITZERLAND (1.5%)
Jelmoli Holding AG (Bearer)                                      195               130
PSP Swiss Property AG                                          1,459               175
--------------------------------------------------------------------------------------
                                                                                   305
======================================================================================
UNITED KINGDOM (40.5%)
Benchmark Group plc                                           37,400               107
British Land Co. plc                                         163,510             1,301
Canary Wharf Group plc                                    (a)100,701               427
Chelsfield plc                                               166,761               837
CLS Holdings plc                                           (a)27,531               108
Derwent Valley Holdings plc                                   37,108               351
Freeport plc                                                  96,240               523
Hammerson plc                                                 68,880               565
Land Securities Group plc                                    121,430             1,571
Liberty International plc                                     37,577               385
London Merchant Securities plc                                82,200               176
Minerva plc                                                  109,500   $           323
Pillar Property plc                                           33,160               236
Shaftesbury plc                                               40,900               140
Slough Estates plc                                           130,203               737
Unite Group plc                                              220,900               585
--------------------------------------------------------------------------------------
                                                                                 8,372
======================================================================================
  TOTAL COMMON STOCKS (COST $17,518)                                            19,738
======================================================================================
  TOTAL FOREIGN SECURITIES (95.5%) (COST $17,518)                               19,738
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.6%)
REPURCHASE AGREEMENT (5.6%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $1,151)                                      $      (f)1,151             1,151
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.9%)
British Pound                                        GBP          27                45
Euro                                                 EUR          99               114
Swedish Krona                                        SEK         126                16
Swiss Franc                                          CHF           7                 6
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $182)                                               181
======================================================================================
TOTAL INVESTMENTS (102.0%) (COST $18,851)                                       21,070
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (1.1%)
  Foreign Withholding Tax Reclaim Receivable         $           135
  Dividends Receivable                                            58
  Receivable for Investments Sold                                 31               224
--------------------------------------------------------------------------------------
LIABILITIES (-3.1%)
  Bank Overdraft Payable                                        (543)
  Payable for Investments Purchased                              (43)
  Custodian Fees Payable                                         (18)
  Investment Advisory Fees Payable                               (16)
  Administrative Fees Payable                                     (4)
  Directors' Fees and Expenses Payable                            (2)
  Distribution Fees, Class B                                      (1)
  Other Liabilities                                              (11)             (638)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        20,656
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $        24,045
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            243
Accumulated Net Realized Gain (Loss)                                            (5,868)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                  2,236
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        20,656
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
European Real Estate Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                                                 (000)
--------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                             $        19,964
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,624,306 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         12.29
======================================================================================
CLASS B:
NET ASSETS                                                             $           692
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 56,150 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                             $         12.32
======================================================================================

(a) -- Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Apartments                                 $      2,172            10.5%
Diversified                                      11,464            55.5
Office & Industrial                               3,624            17.5
Office Buildings                                  1,671             8.1
Shopping Centers                                    807             3.9
-----------------------------------------------------------------------
                                           $     19,738            95.5%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         European Value Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (94.6%)
BELGIUM (1.8%)
AGFA-Gevaert N.V                                               6,887   $           147
Fortis                                                         8,780               152
Solvay S.A., Class A                                           4,636               320
--------------------------------------------------------------------------------------
                                                                                   619
======================================================================================
DENMARK (0.9%)
Danske Bank A/S                                               15,913               311
--------------------------------------------------------------------------------------
FINLAND (3.0%)
Nokia Oyj                                                     41,641               688
Sampo Oyj, Class A                                            20,522               151
Stora Enso Oyj (Registered)                                   15,552               174
--------------------------------------------------------------------------------------
                                                                                 1,013
======================================================================================
FRANCE (15.8%)
Aventis S.A.                                                  16,524               912
BNP Paribas S.A.                                           (c)14,236               725
Cap Gemini S.A.                                             (a)5,257               187
Carrefour S.A.                                                 3,725               183
France Telecom S.A.                                         (a)7,946               195
Groupe Danone                                                  2,257               313
Neopost S.A.                                                (a)4,194               179
Schneider Electric S.A.                                       13,818               652
Societe Generale, Class A                                      9,284               590
Total S.A.                                                     7,814             1,184
Unibail                                                        2,204               164
--------------------------------------------------------------------------------------
                                                                                 5,284
======================================================================================
GERMANY (3.8%)
Deutsche Bank AG (Registered)                               (c)3,093               200
Deutsche Telekom AG (Registered)                           (a)13,951               213
Linde AG                                                       4,867               180
Siemens AG (Registered)                                       10,774               529
Volkswagen AG                                                  3,877               164
--------------------------------------------------------------------------------------
                                                                                 1,286
======================================================================================
GREECE (1.0%)
Hellenic Telecommunications Organization S.A.                 27,118               322
--------------------------------------------------------------------------------------
ITALY (4.1%)
ENI S.p.A.                                                     7,899               120
Snam Rete Gas S.p.A.                                         120,709               475
Telecom Italia S.p.A.                                      (c)46,895               426
UniCredito Italiano S.p.A.                                    76,262               364
--------------------------------------------------------------------------------------
                                                                                 1,385
======================================================================================
NETHERLANDS (6.0%)
ABN Amro Holding N.V.                                          9,070               174
Aegon N.V.                                                    14,918               150
Akzo Nobel N.V.                                               14,233               378
Heineken N.V.                                                  8,252               294
Koninklijke (Royal) Philips Electronics N.V.                   8,166               156
Royal Dutch Petroleum Co.                                      6,750               314
Unilever N.V. CVA                                             10,335               556
--------------------------------------------------------------------------------------
                                                                                 2,022
======================================================================================
NORWAY (2.2%)
DnB Holding ASA                                            (c)36,125               178
Gjensidige NOR ASA                                          (c)4,732               166
Statoil ASA                                                   24,159   $           206
Telenor ASA                                                (c)44,696               186
--------------------------------------------------------------------------------------
                                                                                   736
======================================================================================
PORTUGAL (0.5%)
Brisa-Auto Estradas de Portugal S.A.                          27,105               153
--------------------------------------------------------------------------------------
SPAIN (1.4%)
Telefonica S.A.                                               38,807               452
--------------------------------------------------------------------------------------
SWEDEN (0.4%)
Swedish Match AB                                              18,880               143
--------------------------------------------------------------------------------------
SWITZERLAND (18.3%)
Ciba Specialty Chemicals AG (Registered)                    (a)3,473               211
Converium Holding AG                                        (c)8,884               411
Credit Suisse Group                                            9,231               244
Holcim Ltd.                                                   12,999               482
Nestle S.A. (Registered)                                    (c)5,385             1,114
Novartis AG (Registered)                                      31,770             1,260
Roche Holding AG                                               8,177               643
Schindler Holding AG (Registered)                           (a)1,466               258
Swisscom AG (Registered)                                         864               246
Syngenta AG                                                    7,616               383
UBS AG (Registered)                                           12,749               711
Zurich Financial Services AG                                (a)1,416               169
--------------------------------------------------------------------------------------
                                                                                 6,132
======================================================================================
UNITED KINGDOM (35.4%)
Allied Domecq plc                                             74,106               410
AstraZeneca plc                                                7,410               298
Aviva plc                                                     21,994               153
Barclays plc                                                  51,372               383
BOC Group plc                                                 33,540               432
BP plc                                                        75,910               528
British American Tobacco plc                                  47,407               539
Cadbury Schweppes plc                                         56,232               333
Diageo plc                                                    19,743               211
GlaxoSmithKline plc                                           67,163             1,360
GUS plc                                                       17,865               201
Hays plc                                                     202,190               321
HSBC Holdings plc                                             44,167               523
Invensys plc                                                 620,021               210
Lloyds TSB Group plc                                          25,293               180
National Grid Transco plc                                     36,000               245
Pearson plc                                                   17,614               165
Prudential plc                                                57,295               348
Reckitt Benckiser plc                                         16,015               295
Reed Elsevier plc                                             78,431               655
Rentokil Initial plc                                         140,354               440
Rolls-Royce Group plc                                        181,061               384
Shell Transport & Trading Co., plc                           177,550             1,176
Smiths Group plc                                              44,904               523
Vodafone Group plc                                           666,562             1,307
WPP Group plc                                                 32,628               257
--------------------------------------------------------------------------------------
                                                                                11,877
======================================================================================
  TOTAL COMMON STOCKS (COST $31,594)                                            31,735
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
European Value Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
PREFERRED STOCK (1.3%)
ITALY (1.3%)
Telecom Italia S.p.A. (RNC) (COST $421)                    (c)80,345   $           441
--------------------------------------------------------------------------------------
  TOTAL FOREIGN SECURITIES (95.9%) (COST $32,015)                               32,176
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (20.6%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON
  LOANED SECURITIES (8.3%)
American Express Credit Corp., 1.19%, 7/15/03        $            37                37
Bank of Nova Scotia, London, 1.35%, 7/1/03                        21                21
Barclays Bank London plc, 1.13%, 7/1/03                           44                44
Bear Stearns, 1.38%, 7/1/03                                      497               497
BETA Finance, Inc., 1.08%, 7/1/03                                171               171
CC USA, Inc., 1.09%, 7/1/03                                       61                61
Citibank Credit Card, 1.29%, 8/7/03                               66                66
Credit Industrial et Commercial (CIC)/NY,
  1.06%, 7/28/03                                                 134               134
Credit Lyonnais, 1.13%, 7/1/03                                   134               134
Deutsche Bank London AG, 1.13%, 7/1/03                           134               134
Dorado Finance, Inc., 1.09%, 7/1/03                               61                61
Dresdner Bank AG, 1.50%, 7/1/03                                   57                57
First USA Credit Master Trust, 1.10%, 7/21/03                    142               142
General Electric Co., 1.22%, 7/1/03                               85                85
ING Belgium NV, 1.13%, 7/1/03                                    105               105
Landesbank Baden Wuerttemberg, 1.35%, 7/1/03                     122               122
Links Finance LLC, 1.08%, 7/1/03                                  61                61
Links Finance LLC, 1.09%, 7/1/03                                  98                98
Macquarie Bank Ltd., 1.09%, 9/24/03                               54                54
National Bank of Canada/London, 1.13%, 7/1/03                    105               105
Nordeutsche Lendesbank, London, 1.13%, 7/1/03                    134               134
Royal Bank of Scotland, NY, 1.24%, 7/7/03                         37                37
SWIFT 2001, Series A6, 1.17%, 7/15/03                             43                43
SWIFT 2001, Series A7, 1.18%, 7/1/03                             122               122
Unicredito London, 1.25%, 7/21/03                                123               123
Westdeutsche Landesbank N.Y., 1.05%, 7/1/03                      122               122
--------------------------------------------------------------------------------------
                                                                                 2,770
======================================================================================

                                                              SHARES
--------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED
  SECURITIES (0.2%)
Reserve Primary Fund                                          73,202                73
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (12.1%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $4,077)                                      $      (f)4,077             4,077
--------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $6,920)                                     6,920
======================================================================================
FOREIGN CURRENCY (0.5%)
British Pound                                        GBP          28                47
Danish Krone                                         DKK          36                 6
Euro                                                 EUR          60                69
Norwegian Krone                                      NOK         168                23

                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
Swedish Krona                                        SEK          29   $             4
Swiss Franc                                          CHF          30                22
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $173)                                               171
======================================================================================
  TOTAL INVESTMENTS (117.0%) (COST $39,108)                                     39,267
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (3.4%)
  Cash                                               $             1
  Receivable for Investments Sold                                797
  Foreign Withholding Tax Reclaim                                301
  Receivable
  Dividends Receivable                                            46             1,145
--------------------------------------------------------------------------------------
LIABILITIES (-20.4%)
  Payable for Investments Purchased                           (3,918)
  Collateral on Securities Loaned                             (2,843)
  Custodian Fees Payable                                         (38)
  Investment Advisory Fees Payable                               (21)
  Directors' Fees and Expenses Payable                           (18)
  Administrative Fees Payable                                     (6)
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                            (3)
  Distribution Fees, Class B                                      (1)
  Other Liabilities                                              (11)           (6,859)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        33,553
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $        38,107
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            486
Accumulated Net Realized Gain (Loss)                                            (5,260)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translation                                     220
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        33,553
======================================================================================
CLASS A:
NET ASSETS                                                             $        32,335
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,985,916 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         10.83
======================================================================================
CLASS B:
NET ASSETS                                                             $         1,218
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 112,361 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         10.84
======================================================================================

(a) -- Non-income producing security
(c) -- All or a portion of security on loan at June 30, 2003 -- See note A-8 to financial statements.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
CVA -- Certificaten Van Aandelen
RNC -- Non-Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         European Value Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
   (000)          (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
CHF        171  $     126    7/2/03    US$        126  $     126  $       @--
DKK         44          7    7/2/03    US$          7          7          @--
EUR         24         28    7/1/03    US$         28         28          @--
EUR        197        226    7/2/03    US$        224        224           (2)
GBP        152        252    7/2/03    US$        251        251           (1)
NOK         83         11    7/2/03    US$         11         11          @--
SEK         24          3    7/2/03    US$          3          3          @--
US$          8          8    7/1/03    EUR          8          8          @--
                ---------                              ---------  -----------
                $     661                              $     658  $        (3)
                =========                              =========  ===========

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30,2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Aerospace & Defense                        $        384             1.1%
Beverages                                           915             2.7
Capital Markets                                   1,155             3.5
Chemicals                                         1,724             5.1
Commercial Banks                                  3,594            10.7
Commercial Services & Supplies                      761             2.3
Communications Equipment                            688             2.1
Construction Materials                              482             1.5
Diversified Telecommunication Services            2,481             7.4
Electrical Equipment                                651             2.0
Food Products                                     2,317             6.9
Gas Utilities                                       475             1.4
Industrial Conglomerates                          1,052             3.2
Insurance                                         1,382             4.1
Machinery                                           649             1.9
Media                                             1,076             3.2
Oil & Gas                                         3,528            10.5
Pharmaceuticals                                   4,472            13.3
Tobacco                                             683             2.0
Wireless Telecommunication Services               1,308             3.9
Other                                             2,399             7.1
-----------------------------------------------------------------------
                                           $     32,176            95.9%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Global Franchise Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (90.2%)
CANADA (3.1%)
Torstar Corp., Class B                                        90,298   $         1,845
--------------------------------------------------------------------------------------
FINLAND (4.0%)
Kone Oyj, Class B                                             56,937             2,393
--------------------------------------------------------------------------------------
FRANCE (6.6%)
Aventis S.A.                                                  25,756             1,421
Groupe Danone                                                 18,295             2,539
--------------------------------------------------------------------------------------
                                                                                 3,960
======================================================================================
ITALY (3.6%)
Davide Campari-Milano S.p.A.                                  56,516             2,171
--------------------------------------------------------------------------------------
NETHERLANDS (2.6%)
Reed Elsevier N.V.                                           128,441             1,519
--------------------------------------------------------------------------------------
SPAIN (2.7%)
Zardoya Otis S.A.                                            106,139             1,601
--------------------------------------------------------------------------------------
SWEDEN (3.9%)
Swedish Match AB                                             307,595             2,331
--------------------------------------------------------------------------------------
SWITZERLAND (8.1%)
Compagnie Financiere Richemont AG, Class A                    55,436               899
Nestle S.A. (Registered)                                      12,469             2,579
Novartis AG (Registered)                                      34,800             1,381
--------------------------------------------------------------------------------------
                                                                                 4,859
======================================================================================
UNITED KINGDOM (35.8%)
Allied Domecq plc                                            339,944             1,880
British American Tobacco plc                                 377,328             4,294
Cadbury Schweppes plc                                        489,833             2,903
Capital Radio plc                                            143,103             1,220
Diageo plc                                                   228,413             2,446
GlaxoSmithKline plc                                           89,087             1,804
Imperial Tobacco Group plc                                    87,287             1,565
Reckitt Benckiser plc                                        128,072             2,357
SMG plc                                                   (a)860,047             1,189
WPP Group plc                                                216,348             1,701
--------------------------------------------------------------------------------------
                                                                                21,359
======================================================================================
UNITED STATES (19.8%)
Altria Group, Inc.                                            59,206             2,690
Bristol-Myers Squibb Co.                                      48,400             1,314
Brown-Forman Corp., Class B                                   13,915             1,094
Fortune Brands, Inc.                                          19,783             1,033
Kimberly-Clark Corp.                                          42,679             2,225
Merck & Co., Inc.                                             21,899             1,326
New York Times Co. (The), Class A                             46,734             2,127
--------------------------------------------------------------------------------------
                                                                                11,809
======================================================================================
  TOTAL COMMON STOCKS (COST $49,656)                                            53,847
======================================================================================

                                                              NO. OF
                                                              RIGHTS
--------------------------------------------------------------------------------------
RIGHTS (0.3%)
SPAIN (0.3%)
Zardoya Otis S.A., expiring 7/5/03
  (COST $ @--)                                            (a)112,467               168
--------------------------------------------------------------------------------------
  TOTAL FOREIGN SECURITIES (90.5%) (COST $49,656)                               54,015
======================================================================================

                                                               FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (16.8%)
REPURCHASE AGREEMENT (16.8%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $10,010)                                     $     (f)10,010   $        10,010
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.0%)
Canadian Dollar (COST $8)                            CAD          10                 8
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (107.3%) (COST $59,674)                                       64,033
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (7.8%)
  Cash                                               $             1
  Receivable for Portfolio Shares Sold                         4,000
  Receivable for Investments Sold                                540
  Dividends Receivable                                           102             4,643
--------------------------------------------------------------------------------------
LIABILITIES (-15.1%)
  Payable for Investments Purchased                           (8,710)
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                          (163)
  Investment Advisory Fees Payable                               (70)
  Custodian Fees Payable                                         (13)
  Administrative Fees Payable                                     (9)
  Directors' Fees and Expenses Payable                            (1)
  Distribution Fees, Class B                                      (1)
  Other Liabilities                                              (12)           (8,979)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        59,697
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $        54,777
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            569
Accumulated Net Realized Gain (Loss)                                               152
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                  4,199
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        59,697
======================================================================================
CLASS A:
NET ASSETS                                                             $        57,704
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,743,828 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         12.16
======================================================================================
CLASS B:
NET ASSETS                                                             $         1,993
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 164,738 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         12.10
======================================================================================

(a) -- Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
 @ -- Value is less than $500.

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Global Franchise Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
   (000)          (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
EUR        123  $     142    7/1/03    US$        141  $     141  $        (1)
EUR        171        197    7/2/03    US$        195        195           (2)
GBP      3,520      5,812    8/5/03    US$      5,652      5,652         (160)
US$         87         87    7/1/03    CHF        118         87          @--
US$         55         55    7/2/03    CHF         75         55          @--
                ---------                              ---------  -----------
                $   6,293                              $   6,130  $      (163)
                =========                              =========  ===========

CHF - Swiss Franc
EUR - Euro
GBP - British Pound

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Beverages                                  $      7,591            12.7%
Food & Staples Retailing                          4,583             7.7
Food Products                                     8,021            13.4
Household Durables                                1,033             1.7
Machinery                                         4,163             7.0
Media                                             9,599            16.1
Pharmaceuticals                                   7,246            12.2
Textiles, Apparel & Luxury Goods                    899             1.5
Tobacco                                          10,880            18.2
-----------------------------------------------------------------------
                                           $     54,015            90.5%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Global Value Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (94.2%)
DENMARK (0.7%)
Danisco A/S                                                   13,970   $           549
--------------------------------------------------------------------------------------
FINLAND (0.8%)
Nokia Oyj                                                     11,615               192
Sampo Oyj, Class A                                            59,243               436
--------------------------------------------------------------------------------------
                                                                                   628
======================================================================================
FRANCE (7.0%)
Aventis S.A.                                                  26,629             1,469
BNP Paribas S.A.                                              21,055             1,073
Compagnie de Saint-Gobain                                     20,519               810
Groupe Danone                                                  2,674               371
Lafarge S.A.                                               (a)11,265               662
Total S.A.                                                     5,699               864
--------------------------------------------------------------------------------------
                                                                                 5,249
======================================================================================
GERMANY (1.0%)
BASF AG                                                       17,671               754
--------------------------------------------------------------------------------------
HONG KONG (0.0%)
Hong Kong Electric Holdings Ltd.                                 180                 1
--------------------------------------------------------------------------------------
ITALY (1.4%)
ENI S.p.A.                                                    70,938             1,076
--------------------------------------------------------------------------------------
JAPAN (9.8%)
Canon, Inc.                                                   16,000               736
Daiwa Securities Group, Inc.                                  85,000               490
Fuji Photo Film Co., Ltd.                                     28,000               812
Fuji Television Network, Inc.                                     44               156
Fujitsu Ltd.                                                 145,000               596
Hitachi Ltd.                                                  62,000               264
Matsushita Electric Industrial Co., Ltd.                       9,000                89
Mitsubishi Electric Corp.                                    130,000               424
Mitsubishi Estate Co., Ltd.                                   61,000               414
Mitsui Sumitomo Insurance Co., Ltd.                          103,000               479
Nippon Telegraph & Telephone Corp.                               221               870
Rohm Co., Ltd.                                                 4,300               470
Sankyo Co., Ltd.                                              61,000               731
Sekisui House Ltd.                                            51,000               388
Sumitomo Electric Industries Ltd.                             61,000               447
--------------------------------------------------------------------------------------
                                                                                 7,366
======================================================================================
NETHERLANDS (5.7%)
Akzo Nobel N.V.                                               22,448               597
Heineken N.V.                                                 21,175               753
ING Groep N.V. CVA                                            52,928               922
Koninklijke (Royal) Philips Electronics N.V.                  38,294               730
Royal Dutch Petroleum Co. ADR                                 27,769             1,295
--------------------------------------------------------------------------------------
                                                                                 4,297
======================================================================================
NORWAY (0.5%)
Statoil ASA                                                   48,302               412
--------------------------------------------------------------------------------------
SOUTH KOREA (0.8%)
Samsung Electronics Co., Ltd. GDR (Registered)                 3,838               571
--------------------------------------------------------------------------------------
SPAIN (0.8%)
Telefonica S.A.                                               52,762               614
--------------------------------------------------------------------------------------
SWEDEN (1.1%)
Nordea AB                                                    175,200               847
--------------------------------------------------------------------------------------
SWITZERLAND (7.4%)
Compagnie Financiere Richemont AG, Class A                    30,788   $           499
Converium Holding AG                                          23,074             1,067
Credit Suisse Group                                           18,612               491
Holcim Ltd. (Registered)                                      13,716               508
Nestle S.A. (Registered)                                       7,300             1,510
Roche Holding AG                                               5,570               438
Syngenta AG                                                   11,320               569
UBS AG (Registered)                                            9,261               517
--------------------------------------------------------------------------------------
                                                                                 5,599
======================================================================================
UNITED KINGDOM (16.5%)
Allied Domecq plc                                            189,910             1,050
Aviva plc                                                     34,664               241
BAA plc                                                       52,582               427
BAE Systems plc                                              457,442             1,079
Cadbury Schweppes plc                                        199,813             1,184
Diageo plc                                                    69,017               739
GlaxoSmithKline plc                                           67,432             1,365
Hays plc                                                     220,400               350
Lloyds TSB Group plc                                         138,114               984
Prudential plc                                                49,562               301
Reed Elsevier plc                                            204,436             1,706
Rentokil Initial plc                                          66,405               208
Rolls-Royce Group plc                                        191,486               407
Vodafone Group plc                                           594,286             1,166
WPP Group plc                                                155,620             1,224
--------------------------------------------------------------------------------------
                                                                                12,431
======================================================================================
UNITED STATES (40.7%)
Albertson's, Inc.                                             14,933               287
Alcoa, Inc.                                                   53,938             1,375
Altria Group, Inc.                                            41,102             1,868
AT&T Wireless Services, Inc.                               (a)52,225               429
BJ's Wholesale Club, Inc.                                  (a)38,235               576
Boeing Co. (The)                                              13,680               469
Boise Cascade Corp.                                           33,358               797
Bristol-Myers Squibb Co.                                      31,644               859
ChevronTexaco Corp.                                            5,472               395
First Data Corp.                                              11,064               458
Gap, Inc. (The)                                               10,159               191
General Dynamics Corp.                                        11,780               854
Georgia Pacific Group                                         25,664               486
Hewlett-Packard Co.                                           36,046               768
International Business Machines Corp.                         18,628             1,537
J.P. Morgan Chase & Co.                                       32,405             1,108
Kimberly-Clark Corp.                                          22,544             1,175
Kroger Co.                                                 (a)32,239               538
Loews Corp. - Carolina Group                                  19,748               533
MBIA, Inc.                                                    18,500               902
McDonald's Corp.                                              45,122               995
McGraw-Hill Cos., Inc. (The)                                   5,629               349
Mellon Financial Corp.                                        36,248             1,006
Merrill Lynch & Co., Inc.                                     23,317             1,088
Metlife, Inc.                                                 11,500               326
Motorola, Inc.                                               133,358             1,258
NCR Corp.                                                  (a)27,242               698

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Global Value Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
New York Times Co. (The), Class A                              9,838   $           448
Northrop Grumman Corp.                                         9,635               831
Parker-Hannifin Corp.                                          9,792               411
Pfizer, Inc.                                                  11,636               397
Prudential Financial, Inc.                                    20,342               685
SBC Communications, Inc.                                      35,807               915
Sears, Roebuck & Co.                                          13,241               445
St. Paul Cos.                                                 17,014               621
Travelers Property Casualty Corp., Class A                    60,814               967
Verizon Communications, Inc.                                  27,517             1,086
Viacom, Inc., Class B                                       (a)9,130               399
Wells Fargo & Co.                                              5,234               264
Wyeth                                                         40,637             1,851
--------------------------------------------------------------------------------------
                                                                                30,645
======================================================================================
  TOTAL COMMON STOCKS (COST $75,145)                                            71,039
======================================================================================
PREFERRED STOCKS (1.4%)
ITALY (0.9%)
Telecom Italia S.p.A. (RNC)                                  117,871               647
--------------------------------------------------------------------------------------
UNITED STATES (0.5%)
Ford Motor Co., Capital Trust II                               8,447               367
--------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $1,032)                                             1,014
======================================================================================

                                                              NO. OF
                                                              RIGHTS
--------------------------------------------------------------------------------------
RIGHTS (0.0%)
FRANCE (0.0%)
Lafarge SA, expiring 7/2/03
  (COST $ @--)                                              (a)9,849                27
--------------------------------------------------------------------------------------
  TOTAL FOREIGN SECURITIES (95.6%) (COST $76,177)                               72,080
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (13.6%)
REPURCHASE AGREEMENT (13.6%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $10,251)                                     $     (f)10,251            10,251
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.3%)
British Pound                                        GBP          32                53
Euro                                                 EUR         104               119
Hong Kong Dollar                                     HKD           1               @--
Japanese Yen                                         JPY       3,635                30
Norwegian Krone                                      NOK         100                14
Swiss Franc                                          CHF          26                20
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $236)                                               236
======================================================================================

                                                               VALUE             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (109.5%) (COST $86,664)                              $        82,567
======================================================================================
OTHER ASSETS (0.6%)
  Cash                                               $             1
  Foreign Withholding Tax Reclaim Receivable                     174
  Dividends Receivable                                           144
  Receivable for Portfolio Shares Sold                           106
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                            48
  Other                                                            4               477
--------------------------------------------------------------------------------------
LIABILITIES (-10.1%)
  Payable for Investments Purchased                           (7,456)
  Investment Advisory Fees Payable                              (106)
  Custodian Fees Payable                                         (23)
  Directors' Fees and Expense Payable                            (17)
  Distribution Fees, Class B                                     (17)
  Payable for Portfolio Shares Redeemed                          (12)
  Administrative Fees Payable                                    (11)
  Other Liabilities                                              (15)           (7,657)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        75,387
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $        85,714
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            669
Accumulated Net Realized Gain (Loss)                                            (6,973)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                 (4,023)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        75,387
======================================================================================
CLASS A:
NET ASSETS                                                             $        46,934
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 3,531,393 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         13.29
======================================================================================
CLASS B:
NET ASSETS                                                             $        28,453
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,162,455 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                       $         13.16
======================================================================================

(a) -- Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@ --  Value is less than $500.
ADR -- American Depositary Receipts
CVA -- Certificaten Van Aandelen
GDR -- Global Depositary Receipts
RNC -- Non-Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Global Value Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
    (000)         (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
JPY    425,000  $   3,560    9/22/03   US$      3,600  $   3,600  $        40
US$        209        209     7/2/03   CHF        284        210            1
US$         36         36     7/1/03   EUR         32         36          @--
US$        524        524     7/2/03   EUR        528        528            4
US$        459        459     7/2/03   GBP        278        461            2
US$        364        364     7/2/03   JPY     43,722        365            1
US$         19         19     7/2/03   NOK        140         19          @--
                ---------                              ---------  -----------
                $   5,171                              $   5,219  $        48
                =========                              =========  ===========

                 SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
------------------------------------------------------------------------
Aerospace & Defense                        $      3,234             4.3%
Banks                                             3,168             4.2
Beverages                                         2,543             3.4
Building Products                                   810             1.1
Capital Markets                                   4,700             6.2
Chemicals                                         1,920             2.5
Communications Equipment                          1,449             1.9
Computers & Peripherals                           2,901             3.8
Construction Materials                            1,170             1.5
Diversified Financial Services                      922             1.2
Diversified Telecommunication Services            4,132             5.5
Electrical Equipment                                871             1.2
Food & Staples                                    2,575             3.4
Food Products                                     3,614             4.8
Hotels, Restaurants & Leisure                       995             1.3
Household Durables                                1,207             1.6
Insurance                                         6,025             8.0
Leisure Equipment & Products                        812             1.1
Media                                             4,281             5.7
Metals & Mining                                   1,375             1.8
Office Electronics                                  737             1.0
Oil & Gas                                         4,042             5.4
Paper & Forest Products                           1,284             1.7
Pharmaceuticals                                   7,111             9.4
Semiconductors & Semiconductor Equipment          1,041             1.4
Textiles, Apparel, & Luxury Goods                 2,401             3.2
Wireless Telecommunication Services               1,595             2.1
Other                                             5,165             6.9
------------------------------------------------------------------------
                                           $     72,080            95.6%
========================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         International Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (93.2%)
AUSTRALIA (2.6%)
Alumina Ltd.                                               1,178,956   $         3,230
AMP Ltd.                                                (c)4,551,078            15,226
BHP Billiton plc                                           6,248,304            32,995
Telstra Corp., Ltd.                                       24,150,753            71,531
WMC Resources Ltd.                                      (a)5,152,880            12,175
--------------------------------------------------------------------------------------
                                                                               135,157
======================================================================================
BELGIUM (0.5%)
Fortis                                                  (c)1,469,282            25,381
--------------------------------------------------------------------------------------
DENMARK (0.5%)
Danisco A/S                                                  707,058            27,784
--------------------------------------------------------------------------------------
FINLAND (0.9%)
Nokia Oyj                                                  2,816,458            46,513
--------------------------------------------------------------------------------------
FRANCE (8.9%)
Aventis S.A.                                            (c)2,711,721           149,621
BNP Paribas S.A.                                          (c)831,925            42,395
France Telecom S.A.                                    (a)(c)976,287            24,016
Groupe Danone                                             (c)689,450            95,678
Societe Generale, Class A                                 (c)392,605            24,958
Total S.A.                                                (c)809,707           122,717
--------------------------------------------------------------------------------------
                                                                               459,385
======================================================================================
GERMANY (2.7%)
Deutsche Telekom AG (Registered)                     (a)(c)1,950,568            29,787
E. ON AG                                                  (c)954,903            49,102
Muechener Rueckversicherungs AG
  (Registered)                                            (c)203,152            20,589
Volkswagen AG                                             (c)939,380            39,595
--------------------------------------------------------------------------------------
                                                                               139,073
======================================================================================
HONG KONG (0.3%)
Hong Kong Land Holdings Ltd.                              11,198,306            13,998
--------------------------------------------------------------------------------------
ITALY (2.3%)
ENI S.p.A.                                              (c)5,900,372            89,492
UniCredito Italiano S.p.A.                              (c)5,710,341            27,292
--------------------------------------------------------------------------------------
                                                                               116,784
======================================================================================
JAPAN (23.3%)
Asahi Kasei Corp.                                       (c)3,435,000             9,844
Asatsu-DK, Inc.                                           (c)465,500             8,362
Canon, Inc.                                             (c)1,502,200            69,155
Central Japan Railway Co.                                   (c)6,437            46,251
Dai Nippon Printing Co., Ltd.                              4,178,000            44,332
Daiwa Securities Group, Inc.                            (c)8,070,000            46,523
Fuji Photo Film Co., Ltd.                               (c)3,311,000            95,991
Fuji Television Network, Inc.                                  8,667            30,703
Fujitsu Ltd.                                           (c)23,229,560            95,488
Japan Tobacco, Inc.                                            3,421            18,550
Lawson, Inc.                                              (c)779,200            21,483
Matsushita Electric Industrial Co., Ltd.                (c)5,745,700            57,078
Millea Holdings, Inc.                                      (c)10,442            80,088
Mitsubishi Estate Co., Ltd.                             (c)8,595,200            58,383
Mitsui Sumitomo Insurance Co., Ltd.                        5,225,000            24,315
Nippon Telegraph & Telephone Corp.                            19,394            76,318
Rohm Co., Ltd.                                               478,400            52,321
Sankyo Co., Ltd.                                           3,328,000            39,873
Sekisui House Ltd.                                      (c)5,701,000   $        43,344
Sharp Corp.                                                1,189,000            15,308
Shionogi & Co., Ltd.                                      (c)708,000             9,624
Sumitomo Electric Industries Ltd.                          8,448,000            61,901
Tokyo Electric Power Co., Inc.                               570,700            10,943
Tokyo Gas Co., Ltd.                                    (c)11,975,200            34,518
Toppan Printing Co., Ltd.                               (c)3,975,000            28,561
Toyo Seikan Kaisha Ltd.                                    2,119,000            19,882
Toyota Motor Corp.                                      (c)1,443,400            37,505
Yamanouchi Pharmaceutical Co., Ltd.                        2,451,200            64,101
--------------------------------------------------------------------------------------
                                                                             1,200,745
======================================================================================
NETHERLANDS (9.1%)
Akzo Nobel N.V.                                            1,334,389            35,468
CSM N.V. CVA                                               1,126,502            24,896
Heineken N.V.                                                602,007            21,423
ING Groep N.V. CVA                                         2,306,332            40,187
Koninklijke (Royal) KPN N.V.                            (a)3,472,996            24,678
Koninklijke (Royal) Philips Electronics N.V.               1,141,982            21,779
Royal Dutch Petroleum Co.                               (c)3,669,320           170,806
Unilever N.V. CVA                                          2,371,858           127,618
--------------------------------------------------------------------------------------
                                                                               466,855
======================================================================================
NEW ZEALAND (0.5%)
Telecom Corp. of New Zealand Ltd.                       (c)8,777,423            27,026
--------------------------------------------------------------------------------------
PORTUGAL (0.3%)
Electricidade de Portugal S.A.                          (c)7,034,238            15,068
--------------------------------------------------------------------------------------
SOUTH KOREA (1.5%)
Samsung Electronics Co., Ltd. GDR
  (Registered)                                            (c)511,796            76,130
--------------------------------------------------------------------------------------
SPAIN (1.0%)
Telefonica S.A.                                         (c)4,542,091            52,884
--------------------------------------------------------------------------------------
SWEDEN (1.0%)
ForeningsSparbanken AB                                       924,806            12,800
Nordea AB                                                  7,633,109            36,906
--------------------------------------------------------------------------------------
                                                                                49,706
======================================================================================
SWITZERLAND (9.0%)
Ciba Specialty Chemicals AG (Registered)                  (a)265,832            16,134
Credit Suisse Group                                          941,482            24,842
Holcim Ltd. (Registered)                                  (c)780,720            28,921
Nestle S.A. (Registered)                                     638,103           132,003
Novartis AG (Registered)                                   2,825,954           112,109
Roche Holding AG                                             715,311            56,252
Syngenta AG                                                  713,676            35,866
UBS AG (Registered)                                        1,002,976            55,935
--------------------------------------------------------------------------------------
                                                                               462,062
======================================================================================
UNITED KINGDOM (28.8%)
Allied Domecq plc                                          8,816,523            48,745
BAA plc                                                    1,448,655            11,762
BAE Systems plc                                           11,431,212            26,965
Barclays plc                                              11,135,997            82,953
BOC Group plc                                              3,390,555            43,638
BP plc                                                    21,029,112           146,291
British American Tobacco plc                               9,059,518           103,102
Bunzl plc                                                  4,288,139            30,150
Cadbury Schweppes plc                                     17,076,068           101,195

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
International Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
GlaxoSmithKline plc                                        7,647,147   $       154,816
Granada plc                                               13,158,792            19,822
GUS plc                                                    3,570,776            40,135
Hays plc                                                  29,098,137            46,241
HSBC Holdings plc                                          4,239,686            50,250
Imperial Tobacco Group plc                                 4,200,429            75,303
International Power plc                                 (a)1,503,396             3,217
Lloyds TSB Group plc                                       3,805,860            27,106
National Grid Transco plc                                  5,218,265            35,502
Prudential plc                                             4,492,497            27,293
Reckitt Benckiser plc                                      1,459,048            26,857
Reed Elsevier plc                                         13,530,090           112,937
Rentokil Initial plc                                      19,960,474            62,531
RMC Group plc                                              2,819,274            21,549
Rolls-Royce Group plc                                     10,046,958            21,330
Vodafone Group plc                                        45,785,263            89,812
Wolseley plc                                               3,564,268            39,545
WPP Group plc                                              3,897,497            30,646
--------------------------------------------------------------------------------------
                                                                             1,479,693
======================================================================================
  TOTAL COMMON STOCKS (COST $4,767,866)                                      4,794,244
======================================================================================
PREFERRED STOCKS (1.8%)
ITALY (1.4%)
Telecom Italia S.p.A. (RNC)                            (c)13,110,942            72,023
--------------------------------------------------------------------------------------
SWITZERLAND (0.4%)
Schindler Holding AG                                      (a)120,300            19,411
--------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $79,750)                                         91,434
======================================================================================
  TOTAL FOREIGN SECURITIES (95.0%)
    (COST $4,847,616)                                                        4,885,678
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (15.0%)
SHORT-TERM DEBT SECURITIES HELD AS
  COLLATERAL ON LOANED SECURITIES (11.9%)
American Express Credit Corp.,
  1.19%, 7/15/03                                     $         8,091             8,091
Bank of Nova Scotia, London,
  1.35%, 7/1/03                                                4,578             4,578
Barclays Bank London plc, 1.13%, 7/1/03                        9,695             9,695
Bear Stearns, 1.38%, 7/1/03                                  109,900           109,900
BETA Finance, Inc., 1.08%, 7/1/03                             37,693            37,693
CC USA, Inc., 1.09%, 7/1/03                                   13,465            13,465
Citibank Credit Card, 1.29%, 8/7/03                           14,546            14,546
Credit Industrial et Commercial (CIC)/NY,
  1.06%, 7/28/03                                              29,624            29,624
Credit Lyonnais, 1.13%, 7/1/03                                29,624            29,624
Deutsche Bank London AG, 1.13%, 7/1/03                        29,624            29,624
Dorado Finance, Inc., 1.09%, 7/1/03                           13,465            13,465
Dresdner Bank AG, 1.50%, 7/1/03                               12,657            12,657
First USA Credit Master Trust,
  1.10%, 7/21/03                                              31,260            31,260
General Electric Co., 1.22%, 7/1/03                           18,850            18,850

                                                               FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
ING Belgium NV, 1.13%, 7/1/03                        $        23,160   $        23,160
Landesbank Baden Wuerttemberg,
  1.35%, 7/1/03                                               26,931            26,931
Links Finance LLC, 1.08%, 7/1/03                              21,538            21,538
Links Finance LLC, 1.09%, 7/1/03                              13,463            13,463
Macquarie Bank Ltd., 1.09%, 9/24/03                           11,859            11,859
National Bank of Canada/London,
  1.13%, 7/1/03                                               23,160            23,160
Nordeutsche Lendesbank, London,
  1.13%, 7/1/03                                               29,624            29,624
Royal Bank of Scotland, NY, 1.24%, 7/7/03                      8,079             8,079
SWIFT 2001, Series A6, 1.17%, 7/15/03                          9,539             9,539
SWIFT 2001, Series A7, 1.18%, 7/1/03                          26,949            26,949
Unicredito London, 1.25%, 7/21/03                             27,044            27,044
Westdeutsche Landesbank N.Y.,
  1.05%, 7/1/03                                               26,931            26,931
--------------------------------------------------------------------------------------
                                                                               611,349
======================================================================================

                                                              SHARES
--------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON
  LOANED SECURITIES (0.3%)
Reserve Primary Fund                                      16,158,365            16,158
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.8%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03                          $    (f)146,750           146,750
--------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $774,257)                                 774,257
======================================================================================
FOREIGN CURRENCY (0.4%)
British Pound                                        GBP       4,173             6,908
Euro                                                 EUR       6,244             7,191
Japanese Yen                                         JPY     501,653             4,191
New Zealand Dollar                                   NZD          84                49
Swiss Franc                                          CHF         332               246
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $18,579)                                         18,585
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         International Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                               VALUE             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (110.4%) (COST $5,640,452)                           $     5,678,520
--------------------------------------------------------------------------------------
OTHER ASSETS (2.3%)
  Cash                                               $             1
  Receivable for Portfolio Shares Sold                       101,178
  Dividends Receivable                                         6,184
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                         5,054
  Foreign Withholding Tax Reclaim
    Receivable                                                 2,826
  Receivable for Investments Sold                              1,738
  Interest Receivable                                              4
  Other                                                           73           117,058
======================================================================================
LIABILITIES (-12.7%)
  Collateral on Securities Loaned                           (627,507)
  Investment Advisory Fees Payable                            (9,321)
  Payable for Investments Purchased                           (8,397)
  Payable for Portfolio Shares Redeemed                       (6,912)
  Administrative Fees Payable                                   (695)
  Directors' Fees and Expenses Payable                          (398)
  Custodian Fees Payable                                        (383)
  Distribution Fees, Class B                                    (287)
  Other Liabilities                                             (227)         (654,127)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $     5,141,451
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $     5,165,475
Undistributed (Distributions in Excess of)
  Net Investment Income                                                         45,506
Accumulated Net Realized Gain (Loss)                                          (112,987)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                 43,457
--------------------------------------------------------------------------------------
NET ASSETS                                                             $     5,141,451
======================================================================================
CLASS A:
NET ASSETS                                                             $     4,617,934
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 294,844,654 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $         15.66
======================================================================================
CLASS B:
NET ASSETS                                                             $       523,517
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 33,628,581 outstanding
    $0.001 par value shares
    (authorized 500,000,000 shares)                                    $         15.57
======================================================================================

(a) --  Non-income producing security
(c) -- All or a portion of security on loan at June 30, 2003 -- See note A-8 to financial statements.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
CVA -- Certificaten Van Aandelen
GDR -- Global Depositary Receipts
RNC -- Non-Convertible Savings Shares

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
    (000)         (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
JPY 27,200,000  $ 227,610    8/14/03   EUR    202,243  $ 232,606    $   4,996
US$      6,173      6,173     7/2/03   AUD      9,253      6,229           56
US$        569        569     7/2/03   JPY     68,285        571            2
                ---------                              ---------    ---------
                $ 234,352                              $ 239,406    $   5,054
                =========                              =========    =========

AUD - Australian Dollar

                SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                        CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
------------------------------------------------------------------------
Automobiles                                $     77,100             1.5%
Beverages                                        70,168             1.4
Capital Markets                                 127,300             2.5
Chemicals                                       140,949             2.7
Commercials Banks                               304,660             5.9
Commercial Services & Supplies                  211,815             4.1
Computers & Peripherals                          95,488             1.9
Construction Materials                           50,470             1.0
Diversified Financials Services                  65,568             1.3
Diversified Telecommunication Services          378,264             7.4
Electric Utilities                              110,615             2.1
Electrical Equipment                             61,901             1.2
Food Products                                   509,174             9.9
Household Durables                              137,510             2.7
Insurance                                       167,511             3.3
Leisure Equipment & Products                     95,991             1.9
Media                                           202,469             3.9
Office Electronics                               69,155             1.3
Oil & Gas                                       529,306            10.3
Pharmaceuticals                                 586,396            11.4
Real Estate                                      72,381             1.4
Semiconductor Equipment & Products              128,450             2.5
Tobacco                                         196,955             3.8
Wireless Telecommunication Services              89,815             1.7
Other                                           406,267             7.9
------------------------------------------------------------------------
                                           $  4,885,678            95.0%
========================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
International Magnum Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (92.7%)
AUSTRALIA (2.3%)
Australia & New Zealand Banking Group Ltd.                    10,500   $           132
BHP Billiton Ltd.                                             51,839               301
Commonwealth Bank of Australia                                10,100               201
Foster's Group Ltd.                                           52,100               148
National Australia Bank Ltd.                                  10,030               226
News Corp., Ltd.                                              40,200               303
Qantas Airways Ltd.                                           46,900               103
Rio Tinto plc                                                 14,550               286
Westpac Banking Corp.                                         17,400               190
--------------------------------------------------------------------------------------
                                                                                 1,890
======================================================================================
BELGIUM (0.8%)
AGFA-Gevaert N.V                                               7,871               168
Fortis                                                         8,947               155
Solvay S.A., Class A                                           4,884               337
--------------------------------------------------------------------------------------
                                                                                   660
======================================================================================
DENMARK (0.4%)
Danske Bank A/S                                               16,282               318
--------------------------------------------------------------------------------------
FINLAND (2.2%)
Nokia Oyj                                                     88,262             1,458
Sampo Oyj, Class A                                            20,369               150
Stora Enso Oyj (Registered)                                   16,011               179
--------------------------------------------------------------------------------------
                                                                                 1,787
======================================================================================
FRANCE (10.8%)
Aventis S.A.                                               (c)32,122             1,772
BNP Paribas S.A.                                           (c)24,103             1,228
Cap Gemini S.A.                                         (a)(c)11,649               415
Carrefour S.A.                                              (c)7,064               347
France Telecom S.A.                                        (a)21,068               518
Groupe Danone                                               (c)2,344               325
L'Oreal S.A.                                                (c)2,417               171
Neopost S.A.                                                   4,446               190
Schneider Electric S.A.                                    (c)16,530               779
Societe Generale, Class A                                      9,682               616
Total S.A.                                                 (c)14,342             2,174
Unibail                                                     (c)2,336               174
--------------------------------------------------------------------------------------
                                                                                 8,709
======================================================================================
GERMANY (3.2%)
Adidas-Salomon AG                                              1,283               110
Deutsche Bank AG (Registered)                               (c)3,173               206
Deutsche Telekom AG (Registered)                           (a)36,499               557
Linde AG                                                       4,904               181
Siemens AG (Registered)                                       22,681             1,114
Volkswagen AG                                                  9,993               421
--------------------------------------------------------------------------------------
                                                                                 2,589
======================================================================================
GREECE (0.4%)
Hellenic Telecommunications Organization
  S.A.                                                        27,700               328
--------------------------------------------------------------------------------------
HONG KONG (2.6%)
Bank of East Asia Ltd.                                        30,000                59
Cathay Pacific Airways Ltd.                                   86,000               116
Cheung Kong Holdings Ltd.                                     41,900               252
Esprit Holdings Ltd.                                       (c)79,800               195
Henderson Land Development Co., Ltd.                         147,000               422
Hutchison Whampoa Ltd.                                     (c)40,640   $           248
Johnson Electric Holdings Ltd.                               240,000               297
Li & Fung Ltd.                                               153,000               197
Sun Hung Kai Properties Ltd.                                  34,500               174
Television Broadcasts Ltd.                                    28,000               101
--------------------------------------------------------------------------------------
                                                                                 2,061
======================================================================================
ITALY (3.6%)
ENI S.p.A.                                                 (c)26,424               401
Mediaset S.p.A.                                            (c)19,932               169
Snam Rete Gas S.p.A.                                      (c)126,995               500
Telecom Italia S.p.A.                                     (c)108,124               981
UniCredito Italiano S.p.A.                                (c)168,951               808
--------------------------------------------------------------------------------------
                                                                                 2,859
======================================================================================
JAPAN (19.5%)
Amada Co., Ltd.                                               50,000               161
Canon, Inc.                                                   12,000               552
Casio Computer Co., Ltd.                                   (c)38,000               244
Dai Nippon Printing Co., Ltd.                                 21,000               223
Daicel Chemical Industries Ltd.                               70,000               223
Daifuku Co., Ltd.                                          (c)55,000               210
Daikin Industries Ltd.                                     (c)22,000               405
Denki Kagaku Kogyo Kabushiki Kaisha                        (c)80,000               223
East Japan Railway Co.                                            68               303
FamilyMart Co., Ltd.                                       (c)14,800               265
Fuji Machine Manufacturing Co., Ltd.                       (c)12,700               148
Fuji Photo Film Co., Ltd.                                     14,000               406
Fujitec Co., Ltd.                                             21,000                91
Fujitsu Ltd.                                                  67,000               275
Furukawa Electric Co., Ltd.                                   35,000               115
Hitachi Capital Corp.                                      (c)23,200               253
Hitachi High-Technologies Corp.                             (c)7,000                87
Hitachi Ltd.                                                  71,000               302
House Foods Corp.                                             13,000               119
Kaneka Corp.                                                  46,000               284
Kurita Water Industries Ltd.                                  23,600               262
Kyocera Corp.                                               (c)5,100               293
Kyudenko Corp.                                                16,000                56
Lintec Corp.                                                  17,000               178
Matsushita Electric Industrial Co., Ltd.                      40,000               397
Minebea Co., Ltd.                                             48,000               191
Mitsubishi Chemical Corp.                                 (c)112,000               229
Mitsubishi Corp.                                              48,000               334
Mitsubishi Estate Co., Ltd.                                   46,000               312
Mitsubishi Heavy Industries Ltd.                             112,000               291
Mitsubishi Logistics Corp.                                    13,000                79
Mitsumi Electric Co., Ltd.                                    18,100               188
Nagase & Co., Ltd.                                            13,000                68
NEC Corp.                                               (a)(c)66,000               331
Nifco, Inc.                                                   19,000               204
Nintendo Co., Ltd.                                             4,200               306
Nippon Meat Packers, Inc.                                  (c)17,000               161
Nippon Telegraph & Telephone Corp.                                90               354
Nissan Motor Co., Ltd.                                        64,900               623
Nissha Printing Co., Ltd.                                     16,000               116
Nisshinbo Industries, Inc.                                    24,000               110

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         International Magnum Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
JAPAN (CONT'D)
Obayashi Corp.                                                53,000   $           163
Ono Pharmaceutical Co., Ltd.                                   9,000               280
Ricoh Co., Ltd.                                               25,000               410
Rinnai Corp.                                                   7,200               152
Rohm Co., Ltd.                                                 1,600               175
Ryosan Co., Ltd.                                           (c)11,000               145
Sangetsu Co., Ltd.                                             1,000                16
Sanki Engineering Co., Ltd.                                    6,000                30
Sankyo Co., Ltd.                                              22,700               272
Sanwa Shutter Corp.                                        (c)47,000               187
Sekisui Chemical Co., Ltd.                                    43,000               146
Sekisui House Ltd.                                            31,000               236
Shin-Etsu Polymer Co., Ltd.                                   30,000               148
Sony Corp.                                                 (c)10,000               282
Suzuki Motor Corp.                                            23,000               300
TDK Corp.                                                      6,700               332
Toho Co., Ltd.                                                11,000                97
Tokyo Electric Power Co., Inc.                                15,600               299
Toshiba Corp.                                                119,000               411
Toyo Ink Manufacturing Co., Ltd.                              31,000                84
Toyota Motor Corp.                                            18,400               478
Tsubakimoto Chain Co.                                         68,000               210
Yamaha Corp.                                                  29,100               400
Yamaha Motor Co., Ltd.                                     (c)10,000                85
Yamanouchi Pharmaceutical Co., Ltd.                           15,000               392
--------------------------------------------------------------------------------------
                                                                                15,702
======================================================================================
NETHERLANDS (5.6%)
ABN Amro Holding N.V.                                          9,588               184
Aegon N.V.                                                    14,976               151
Akzo Nobel N.V.                                               28,013               745
ASML Holding N.V.                                           (a)4,014                38
Gucci Group N.V.                                               1,422               139
Heineken N.V.                                                  8,550               304
ING Groep N.V. CVA                                            27,150               473
Koninklijke (Royal) KPN N.V.                               (a)36,882               262
Koninklijke (Royal) Philips
  Electronics N.V.                                            34,310               654
Royal Dutch Petroleum Co.                                     20,340               947
Unilever N.V. CVA                                             10,949               589
--------------------------------------------------------------------------------------
                                                                                 4,486
======================================================================================
NORWAY (1.1%)
DnB Holding ASA                                            (c)56,697               280
Gjensidige NOR ASA                                          (c)4,923               173
Statoil ASA                                                   28,328               242
Telenor ASA                                                (c)46,667               194
--------------------------------------------------------------------------------------
                                                                                   889
======================================================================================
PORTUGAL (0.2%)
Brisa-Auto Estradas de Portugal S.A.                          30,355               171
--------------------------------------------------------------------------------------
SINGAPORE (2.0%)
CapitaLand Ltd.                                           (c)184,000               129
City Developments Ltd.                                     (c)71,000               179
DBS Group Holdings Ltd.                                       17,965               105
Neptune Orient Lines Ltd. (Foreign)                       (a)170,000               143
Oversea-Chinese Banking Corp., Ltd.                           20,000               114
SembCorp Industries Ltd.                                     144,000               105
SembCorp Logistics Ltd.                                       53,000   $            56
Singapore Airlines Ltd.                                    (c)47,000               278
United Overseas Bank Ltd.                                     26,416               186
Venture Corp., Ltd.                                           33,000               302
--------------------------------------------------------------------------------------
                                                                                 1,597
======================================================================================
SPAIN (1.1%)
Banco Bilbao Vizcaya Argentaria S.A.                          10,613               112
Telefonica S.A.                                               69,642               811
--------------------------------------------------------------------------------------
                                                                                   923
======================================================================================
SWEDEN (0.6%)
Assa Abloy AB                                                 13,928               135
Securitas AB, Class B                                         17,534               180
Swedish Match AB                                              19,666               149
--------------------------------------------------------------------------------------
                                                                                   464
======================================================================================
SWITZERLAND (12.1%)
Adecco S.A. (Registered)                                       8,190               338
Ciba Specialty Chemicals AG (Registered)                    (a)3,546               215
Converium Holding AG                                        (c)9,139               423
Credit Suisse Group                                           26,287               694
Holcim Ltd. (Registered)                                   (c)13,740               509
Nestle S.A. (Registered)                                    (c)9,104             1,883
Novartis AG (Registered)                                      57,641             2,287
Roche Holding AG                                               8,567               674
Schindler Holding AG (Registered)                           (a)1,567               276
Swisscom AG (Registered)                                         887               253
Syngenta AG                                                   14,418               724
UBS AG (Registered)                                        (c)23,539             1,313
Zurich Financial Services AG                                (a)1,442               172
--------------------------------------------------------------------------------------
                                                                                 9,761
======================================================================================
UNITED KINGDOM (24.2%)
Allied Domecq plc                                            128,790               712
Amvescap plc                                                  37,929               262
AstraZeneca plc                                                7,629               307
Aviva plc                                                     22,622               158
Barclays plc                                                 138,287             1,030
BOC Group plc                                                 52,045               670
BP plc                                                       101,796               708
British American Tobacco plc                                  63,127               718
Cadbury Schweppes plc                                         57,296               340
Compass Group plc                                             56,889               308
Diageo plc                                                    58,406               625
GlaxoSmithKline plc                                          123,751             2,505
GUS plc                                                       18,809               211
Hays plc                                                     369,682               587
HSBC Holdings plc                                             81,667               968
Invensys plc                                                 785,467               267
Lloyds TSB Group plc                                          26,795               191
National Grid Transco plc                                     69,782               475
Pearson plc                                                   17,616               165
Prudential plc                                                93,264               567
Reckitt Benckiser plc                                         15,906               293
Reed Elsevier plc                                            135,470             1,131
Rentokil Initial plc                                         203,102               636
Rolls-Royce Group plc                                        191,585               407
Royal Bank of Scotland Group plc                               7,711               217

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
International Magnum Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
Shell Transport & Trading Co., plc                           237,917   $         1,575
Smiths Group plc                                              45,263               527
Vodafone Group plc                                         1,150,135             2,256
WPP Group plc                                                 84,799               667
--------------------------------------------------------------------------------------
                                                                                19,483
======================================================================================
  TOTAL COMMON STOCKS (COST $80,551)                                            74,677
======================================================================================
PREFERRED STOCKS (0.7%)
GERMANY (0.1%)
Porsche AG                                                       289               122
--------------------------------------------------------------------------------------
ITALY (0.6%)
Telecom Italia S.p.A. (RNC)                                (c)85,349               469
--------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $552)                                               591
======================================================================================
  TOTAL FOREIGN SECURITIES (93.4%) (COST $81,103)                               75,268
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.3%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL
  ON LOANED SECURITIES (17.3%)
American Express Credit Corp.,
  1.19%, 7/15/03                                     $           184               184
Bank of Nova Scotia, London, 1.35%, 7/1/03                       104               104
Barclays Bank London plc, 1.13%, 7/1/03                          221               221
Bear Stearns, 1.38%, 7/1/03                                    2,507             2,507
BETA Finance, Inc., 1/08%, 7/1/03                                860               860
CC USA, Inc., 1.09%, 7/1/03                                      307               307
Citibank Credit Card, 1.29%, 8/7/03                              332               332
Credit Industrial et Commercial (CIC)/NY,
  1.06%, 7/28/03                                                 675               675
Credit Lyonnais, 1.13%, 7/1/03                                   675               675
Deutsche Bank London AG, 1.13%, 7/1/03                           675               675
Dorado Finance, Inc., 1.09%, 7/1/03                              307               307
Dresdner Bank AG, 1.50%, 7/1/03                                  289               289
First USA Credit Master Trust, 1.10%, 7/21/03                    713               713
General Electric Co., 1.22%, 7/1/03                              430               430
ING Belgium NV, 1.13%, 7/1/03                                    528               528
Landesbank Baden Wuerttemberg,
  1.35%, 7/1/03                                                  614               614
Links Finance LLC, 1.08%, 7/1/03                                 491               491
Links Finance LLC, 1.09%, 7/1/03                                 307               307
Macquarie Bank Ltd., 1.09%, 9/24/03                              270               270
National Bank of Canada/London,
  1.13%, 7/1/03                                                  528               528
Nordeutsche Lendesbank, London,
  1.13%, 7/1/03                                                  675               675
Royal Bank of Scotland, NY, 1.24%, 7/7/03                        184               184
SWIFT 2001, Series A6, 1.17%, 7/15/03                            217               217
SWIFT 2001, Series A7, 1.18%, 7/1/03                             614               614
Unicredito London, 1.25%, 7/21/03                                617               617
Westdeutsche Landesbank N.Y., 1.05%, 7/1/03                      614               614
--------------------------------------------------------------------------------------
                                                                                13,938
======================================================================================

                                                              SHARES
--------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON
  LOANED SECURITIES (0.5%)
Reserve Primary Fund                                         368,389               368
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.5%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03                          $      (f)1,236   $         1,236
--------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $15,542)                                   15,542
======================================================================================
FOREIGN CURRENCY (0.4%)
Danish Krone                                         DKK          44                 7
Euro                                                 EUR          56                64
Japanese Yen                                         JPY      14,712               124
Norwegian Krone                                      NOK         183                25
New Zealand Dollar                                   NZD         @--                 1
Singapore Dollar                                     SGD          27                15
Swedish Krona                                        SEK          27                 3
Swiss Franc                                          CHF          46                34
--------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $275)                                               273
======================================================================================
TOTAL INVESTMENTS (113.1%) (COST $96,920)                                       91,083
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (6.5%)
  Receivable Due from Broker                         $         3,083
  Receivable for Portfolio Shares Sold                         1,063
  Receivable for Investments Sold                                864
  Foreign Withholding Tax Reclaim Receivable                     107
  Dividends Receivable                                           102             5,219
--------------------------------------------------------------------------------------
LIABILITIES (-19.6%)
  Collateral on Securities Loaned                            (14,306)
  Payable for Investments Purchased                           (1,048)
  Investment Advisory Fees Payable                               (99)
  Bank Overdraft Payable                                         (91)
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                           (85)
  Custodian Fees Payable                                         (41)
  Directors' Fees and Expenses Payable                           (19)
  Administrative Fees Payable                                    (13)
  Distribution Fees, Class B                                      (6)
  Payable for Portfolio Shares Redeemed                           (6)
  Other Liabilities                                              (35)          (15,749)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        80,553
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       107,611
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            904
Accumulated Net Realized Gain (Loss)                                           (21,957)
Unrealized Appreciation (Depreciation) on
  Investments, Futures and Foreign
  Currency Translations                                                         (6,005)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        80,553
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         International Magnum Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                                                 (000)
--------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                             $        71,383
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,395,377 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          8.50
======================================================================================
CLASS B:
NET ASSETS                                                             $         9,170
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,082,983 outstanding
  $0.001 par value shares (authorized
  500,000,000 shares)                                                  $          8.47
--------------------------------------------------------------------------------------

(a) -- Non-income producing security
(c) -- All or a portion of security on loan at June 30, 2003 -- See note A-8 to financial statements
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@ -- Face Amount/Value is less than $500.
CVA -- Certificaten Van Aandelen
RNC -- Non-Convertible Savings Shares

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
    (000)         (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
AUD        648  $     433    9/10/03   US$        425  $     425    $      (8)
CHF        291        215     7/2/03   US$        214        214           (1)
EUR          1          1     7/2/03   US$          1          1          @--
EUR     17,112     19,666    9/10/03   US$     19,926     19,926          260
GBP      5,015      8,261    9/10/03   US$      8,331      8,331           70
JPY    894,108      7,488    9/10/03   US$      7,596      7,596          108
US$        851        851    9/10/03   AUD      1,291        863           12
US$     20,004     20,004    9/10/03   EUR     17,112     19,666         (338)
US$         43         43     7/1/03   EUR         37         43          @--
US$        220        220     7/2/03   EUR        193        222            2
US$        421        421     7/1/03   GBP        254        421          @--
US$         19         19     7/2/03   GBP         12         19          @--
US$     12,526     12,526    9/10/03   GBP      7,558     12,451          (75)
US$      8,491      8,491    9/10/03   JPY  1,000,612      8,379         (112)
US$        165        165    9/10/03   SGD        285        162           (3)
                ---------                              ---------    ---------
                $  78,804                              $  78,719    $     (85)
                =========                              =========    =========

AUD - Australian Dollar
GBP - British Pound

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                 NET
                        NUMBER                                UNREALIZED
                          OF           VALUE     EXPIRATION   GAIN (LOSS)
                       CONTRACTS       (000)        DATE         (000)
------------------------------------------------------------------------
      LONG:
 FTSE 100 Index
    (England)              60     $    3,987       Sep-03     $      (91)
HANG SENG Index
  (Hong Kong)               1             61       Jul-03            @--
  MSCI Index
   (Singapore)              9            184       Jul-03             (2)
    SPI 200
  (Austrialia)              8            406       Sep-03            (13)
   TOPIX Index
    (Japan)                12            906       Sep-03              9
                                                              ----------
                                                              $      (97)
                                                              ==========

                SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                        CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Automobiles                                $      2,029             2.5%
Banks                                             7,336             9.1
Beverages                                         1,790             2.2
Capital Markets                                   2,474             3.1
Chemicals                                         4,447             5.5
Commercial Services & Supplies                    2,081             2.6
Communications Equipment                          1,458             1.8
Computers & Peripherals                           1,205             1.5
Diversified Telecommunication Services            4,728             5.9
Electrical Equipment                              1,191             1.5
Electronic Equipment & Instruments                1,459             1.8
Food Products                                     3,418             4.3
Household Durables                                2,127             2.6
Industrial Conglomerates                          1,993             2.5
Insurance                                         1,620             2.0
Leisure Equipment & Products                        974             1.2
Machinery                                         2,107             2.6
Media                                             2,632             3.3
Office Electronics                                1,152             1.4
Oil & Gas                                         6,046             7.5
Pharmaceuticals                                   8,489            10.5
Real Estate                                       1,643             2.0
Tobacco                                             867             1.1
Wireless Telecommunication Services               2,256             2.8
Other                                             9,746            12.1
-----------------------------------------------------------------------
                                           $     75,268            93.4%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
International Small Cap Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (93.4%)
AUSTRALIA (3.5%)
BHP Steel Ltd.                                             1,874,309   $         4,693
John Fairfax Holdings Ltd.                                 3,789,660             7,347
Neverfail Springwater Ltd.                                 2,857,092             4,520
Promina Group Ltd.                                      (a)1,550,200             2,463
Ramsay Health Care Ltd.                                    1,050,063             2,601
--------------------------------------------------------------------------------------
                                                                                21,624
======================================================================================
BELGIUM (1.2%)
Omega Pharma S.A.                                            237,341             7,243
--------------------------------------------------------------------------------------
DENMARK (2.1%)
Danisco A/S                                                  131,000             5,148
Kobenhavns Lufthavne A/S                                      93,548             7,613
--------------------------------------------------------------------------------------
                                                                                12,761
======================================================================================
FINLAND (5.2%)
KCI Konecranes International                                 388,181             9,612
Kone Oyj, Class B                                            260,340            10,943
Metso Oyj                                                    749,142             6,686
Rapala VMC Corp.                                             376,629             1,735
Uponor Oyj                                                   139,178             3,238
--------------------------------------------------------------------------------------
                                                                                32,214
======================================================================================
FRANCE (6.1%)
Algeco                                                        67,729             5,557
Autoroutes du Sud de la France                            (a)228,322             6,692
Chargeurs S.A.                                               128,401             3,342
Europeenne d'Extincteurs                               (a)(d)131,043               @--
Neopost S.A.                                              (a)350,161            14,921
Zodiac S.A.                                                  289,343             7,078
--------------------------------------------------------------------------------------
                                                                                37,590
======================================================================================
GERMANY (2.5%)
Beru AG                                                      106,282             6,169
Marseille-Kliniken AG                                         23,229               119
MPC Muenchmeyer Petersen Capital AG                          154,505             2,135
Pfeiffer Vacuum Technology AG                                 58,018             1,574
Rational AG                                                   35,448             1,306
SCS Standard Computer System AG                            (d)21,289               @--
Techem AG                                                 (a)351,772             4,335
--------------------------------------------------------------------------------------
                                                                                15,638
======================================================================================
GREECE (0.5%)
Greek Organization of Football
  Prognostics S.A.                                           281,461             2,878
--------------------------------------------------------------------------------------
HONG KONG (1.7%)
Asia Satellite Telecommunications
  Holdings Ltd.                                            4,315,000             7,110
Television Broadcasts Ltd.                                   928,000             3,326
--------------------------------------------------------------------------------------
                                                                                10,436
======================================================================================
ITALY (3.9%)
Buzzi Unicem S.p.A.                                          728,848             4,969
Cassa di Risparmio di Firenze S.p.A.                    (a)1,959,168             2,550
Davide Campari-Milano S.p.A.                                 275,010            10,562
SAES Getters S.p.A.                                          122,570             1,159
SAES Getters S.p.A. (RNC)                                    210,455             1,248
Sogefi S.p.A.                                              1,482,799             3,740
--------------------------------------------------------------------------------------
                                                                                24,228
======================================================================================
JAPAN (31.1%)
Aiful Corp.                                                  221,000   $         9,454
Ariake Japan Co., Ltd.                                       340,800            10,194
Asatsu-DK, Inc.                                              524,400             9,420
Asia Securities Printing Co., Ltd.                           676,000             3,321
Daibiru Corp.                                              2,868,500            10,473
Fujimi, Inc.                                                 148,000             3,400
Fukuda Denshi Co., Ltd.                                      335,500             7,008
Hunet, Inc.                                                1,110,000             2,921
Hurxley Corp.                                                241,700             3,469
ITO EN Ltd.                                                  137,200             4,620
Jaccs Co., Ltd.                                            2,313,000             9,257
Maezawa Kasei Industries Co., Ltd.                           243,700             2,596
Megane Top Co., Ltd.                                         303,500             2,315
Mirai Co., Ltd.                                           (a)328,700             1,744
Mori Seiki Co., Ltd.                                         481,600             2,841
Nichiha Corp.                                                453,700             3,294
Nihon Trim Co., Ltd.                                          65,500             1,844
Nippon Broadcasting System, Inc.                             106,000             2,692
Nissei Corp.                                                 351,200             2,168
Nitta Corp.                                                  908,400             6,664
Osaka Steel Co., Ltd.                                        666,700             3,459
Osaki Electric Co., Ltd.                                   1,612,000             5,603
Pacific Metals Co., Ltd.                                (a)6,248,000            10,649
Shidax Corp.                                                   4,710             2,558
Shimano, Inc.                                                178,100             2,809
Shinkawa Ltd.                                                348,000             5,931
Sumitomo Osaka Cement Co., Ltd.                            3,901,000             7,692
Taisei Lamick Co., Ltd.                                      137,600             3,225
Taiyo Ink Manufacturing Co., Ltd.                            120,200             3,887
Tenma Corp.                                                  543,000             4,668
TOC Co., Ltd.                                              1,435,000             6,486
Tokyo Kikai Seisakusho Ltd.                                1,387,000             3,534
Tomy Co., Ltd.                                               363,400             3,731
Toppan Forms Co., Ltd.                                       290,900             2,904
Union Tool Co.                                               129,500             3,495
Yamaichi Electronics Co., Ltd.                               362,000             3,769
Yomiuri Land Co., Ltd.                                     1,824,000             6,248
Zeon Corp.                                                 1,924,000            10,738
--------------------------------------------------------------------------------------
                                                                               191,081
======================================================================================
NETHERLANDS (4.1%)
BE Semiconductor Industries N.V.                          (a)719,066             3,809
CSM N.V. CVA                                                 115,842             2,560
IHC Caland N.V.                                              158,831             8,133
Laurus N.V.                                             (a)3,069,870             4,808
Nutreco Holding N.V.                                         395,198             6,208
--------------------------------------------------------------------------------------
                                                                                25,518
======================================================================================
NEW ZEALAND (4.2%)
Fisher & Paykel Appliances Holdings Ltd.                     440,394             3,532
Fisher & Paykel Healthcare Corp., Ltd.                     1,331,685             9,664
Fletcher Building Ltd.                                     1,392,873             3,004
Sky City Entertainment Group Ltd.                          1,715,667             9,506
--------------------------------------------------------------------------------------
                                                                                25,706
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         International Small Cap Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
NORWAY (1.8%)
Gjensidige NOR ASA                                           278,098   $         9,744
Storebrand ASA                                            (a)332,213             1,337
--------------------------------------------------------------------------------------
                                                                                11,081
======================================================================================
SPAIN (2.6%)
Albertis Infraestructuras S.A.                               418,073             5,860
Amadeus Global Travel
  Distribution S.A., Series A                                655,375             3,766
Miquel y Costas & Miquel S.A.                                199,051             6,304
--------------------------------------------------------------------------------------
                                                                                15,930
======================================================================================
SWEDEN (4.8%)
D. Carnegie & Co. AB                                      (a)360,636             2,643
Getinge AB, Class B                                          239,812             6,383
Haldex AB                                                    276,535             2,979
Hoganas AB, Class B                                          230,143             4,699
Intrum Justitia AB                                         1,394,277             7,614
Swedish Match AB                                             709,782             5,379
--------------------------------------------------------------------------------------
                                                                                29,697
======================================================================================
SWITZERLAND (4.6%)
Converium Holding AG                                      (a)132,539             6,131
Edipresse (Bearer)                                            19,185             7,100
Galenica Holding AG (Registered), Class B                     34,381             3,855
Valora Holding AG                                             30,798             6,314
Zehnder Group AG, Class B                                      8,048             4,706
--------------------------------------------------------------------------------------
                                                                                28,106
======================================================================================
UNITED KINGDOM (13.5%)
Alliance Unichem plc                                         556,415             4,562
British Vita plc                                           1,140,499             4,994
Capital Radio plc                                            689,334             5,877
Cattles plc                                                1,711,631             9,194
Devro plc                                                  2,069,078             2,370
HMV Group plc                                           (a)1,451,189             3,213
Luminar plc                                                  730,923             5,505
Michael Page International plc                               924,574             1,684
Novar plc                                                  2,966,321             6,015
PHS Group plc                                              5,688,389             7,156
Regent Inns plc                                            3,200,463             3,709
Rotork plc                                                   835,562             4,357
SIG plc                                                    1,470,744             6,196
Spirax-Sarco Engineering plc                                 801,849             6,371
SSL International plc                                        995,703             4,829
William Hill plc                                             733,548             3,467
Wincanton plc                                              1,024,046             3,356
--------------------------------------------------------------------------------------
                                                                                82,855
======================================================================================
  TOTAL COMMON STOCKS (COST $547,467)                                          574,586
======================================================================================
PREFERRED STOCKS (1.2%)
GERMANY (1.2%)
Hugo Boss AG                                                 198,894             2,957
Sartorius AG                                                 336,892             2,056
WMF Wuerttembergische Metallwarenfabrik AG                   150,775             2,197
--------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $8,305)                                           7,210
======================================================================================
  TOTAL FOREIGN SECURITIES (94.6%)
    (COST $555,772)                                                            581,796
======================================================================================
                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.2%)
REPURCHASE AGREEMENT (5.2%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $31,957)                                     $     (f)31,957   $        31,957
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%) (COST $587,729)                                      613,753
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (1.4%)
  Receivable for Investments Sold                              5,271
  Receivable for Portfolio Shares Sold                         2,025
  Foreign Withholding Tax Reclaim Receivable                   1,135
  Dividends Receivable                                           341
  Interest Receivable                                              1
  Other                                                            8             8,781
--------------------------------------------------------------------------------------
LIABILITIES (-1.2%)
  Payable for Investments Purchased                           (3,216)
  Payable for Portfolio Shares Redeemed                       (2,767)
  Investment Advisory Fees Payable                            (1,247)
  Custodian Fees Payable                                         (89)
  Administrative Fees Payable                                    (82)
  Directors' Fees and Expenses Payable                           (35)
  Bank Overdraft Payable                                         (28)
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                           (18)
  Other Liabilities                                              (35)           (7,517)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $       615,017
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       601,065
Undistributed (Distributions in Excess of)
  Net Investment Income                                                          7,225
Accumulated Net Realized Gain (Loss)                                           (19,495)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                 26,222
--------------------------------------------------------------------------------------
NET ASSETS                                                             $       615,017
======================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
Applicable to 36,934,313 outstanding $0.001
  par value shares (authorized
  500,000,000 shares)                                                  $         16.65
======================================================================================

(a) -- Non-income producing security
(d) -- Securities were valued at fair value -- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held fair valued securities, representing less than 0.05% of net assets.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@   -- Value is less than $500.
CVA -- Certificaten Van Aandelen
RNC -- Non-Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
International Small Cap Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
    (000)         (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
JPY    119,939  $   1,002     7/1/03   US$        999  $     999    $      (3)
NZD      5,228      3,072     7/2/03   US$      3,046      3,046          (26)
SEK      2,584        324     7/1/03   US$        321        321           (3)
US$        494        494     7/1/03   EUR        432        498            4
US$         19         19     7/1/03   EUR         16         19          @--
US$        990        990     7/2/03   EUR        867        998            8
US$      1,015      1,015     7/1/03   GBP        614      1,016            1
US$        256        256     7/2/03   JPY     30,775        257            1
                ---------                              ---------    ---------
                $   7,172                              $   7,154    $     (18)
                =========                              =========    =========

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona

                SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                        CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Aerospace & Defense                        $      7,078             1.2%
Auto Components                                   9,909             1.6
Beverages                                        19,702             3.2
Building Products                                22,099             3.6
Chemicals                                        23,019             3.7
Commercial Banks                                 14,937             2.4
Commercial Services & Supplies                   24,958             4.1
Construction Materials                           18,261             3.0
Consumer Finance                                 27,905             4.5
Diversified Financials                            9,750             1.6
Diversified Telecommunication Services            7,110             1.2
Electrical Equipment                              6,412             1.1
Electronic Equipment & Instruments               18,192             3.0
Energy Equipment & Services                       8,133             1.3
Food & Staples Retailing                          8,277             1.4
Food Products                                    26,479             4.3
Health Care Equipment & Supplies                 35,127             5.7
Health Care Providers & Services                 11,137             1.8
Hotels, Restaurants & Leisure                    33,872             5.5
Insurance                                         9,931             1.6
Leisure Equipment & Products                      8,276             1.3
Machinery                                        62,875            10.2
Media                                            35,761             5.8
Metals & Mining                                  23,501             3.8
Office Electronics                               14,921             2.4
Paper & Forest Products                           6,304             1.0
Real Estate                                      19,881             3.2
Semiconductors & Semiconductor Equipment          9,741             1.6
Specialty Retail                                  8,629             1.4
Textiles, Apparel & Luxury Goods                  6,299             1.0
Transportation Infrastructure                    20,164             3.3
Other                                            23,156             3.8
-----------------------------------------------------------------------
                                           $    581,796            94.6%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Japanese Value Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (98.7%)
AUTOMOBILES (9.4%)
Nissan Motor Co., Ltd.                                       132,000   $         1,266
Suzuki Motor Corp.                                            51,000               666
Toyota Motor Corp.                                            40,100             1,042
Yamaha Motor Co., Ltd.                                        44,000               372
--------------------------------------------------------------------------------------
                                                                                 3,346
======================================================================================
BUILDING PRODUCTS (3.3%)
Daikin Industries Ltd.                                        44,000               811
Sanwa Shutter Corp.                                           89,000               354
--------------------------------------------------------------------------------------
                                                                                 1,165
======================================================================================
CHEMICALS (9.6%)
Daicel Chemical Industries Ltd.                              144,000               458
Denki Kagaku Kogyo Kabushiki Kaisha                          185,000               515
Kaneka Corp.                                                 100,000               618
Lintec Corp.                                                  34,000               355
Mitsubishi Chemical Corp.                                    265,000               543
Nifco, Inc.                                                   39,000               420
Shin-Etsu Polymer Co., Ltd.                                   60,000               296
Toyo Ink Manufacturing Co., Ltd.                              78,000               212
--------------------------------------------------------------------------------------
                                                                                 3,417
======================================================================================
COMMERCIAL SERVICES & SUPPLIES (1.7%)
Dai Nippon Printing Co., Ltd.                                 53,000               562
Nissha Printing Co., Ltd.                                      8,000                58
--------------------------------------------------------------------------------------
                                                                                   620
======================================================================================
COMPUTERS & PERIPHERALS (8.9%)
Fujitsu Ltd.                                                 210,000               863
Mitsumi Electric Co., Ltd.                                    44,300               459
NEC Corp.                                                 (a)168,000               842
Toshiba Corp.                                                292,000             1,008
--------------------------------------------------------------------------------------
                                                                                 3,172
======================================================================================
CONSTRUCTION & ENGINEERING (1.4%)
Kyudenko Corp.                                                23,000                81
Obayashi Corp.                                               102,000               314
Sanki Engineering Co., Ltd.                                   19,000                93
--------------------------------------------------------------------------------------
                                                                                   488
======================================================================================
CONSUMER FINANCE (1.5%)
Hitachi Capital Corp.                                         48,200               526
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.6%)
Nippon Telegraph & Telephone Corp.                               145               571
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.5%)
Tokyo Electric Power Co., Inc.                                27,900               535
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.4%)
Furukawa Electric Co., Ltd.                                   44,000               144
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (7.8%)
Hitachi High-Technologies Corp.                               14,000               173
Hitachi Ltd.                                                 178,000               757
Kyocera Corp.                                                 12,400               712
Ryosan Co., Ltd.                                              30,600               402
TDK Corp.                                                     15,000               743
--------------------------------------------------------------------------------------
                                                                                 2,787
======================================================================================
FOOD & STAPLES RETAILING (1.6%)
FamilyMart Co., Ltd.                                          31,100               557
--------------------------------------------------------------------------------------
FOOD PRODUCTS (1.9%)
House Foods Corp.                                             28,700   $           264
Nippon Meat Packers, Inc.                                     44,000               417
--------------------------------------------------------------------------------------
                                                                                   681
======================================================================================
HOUSEHOLD DURABLES (10.2%)
Casio Computer Co., Ltd.                                      86,000               551
Matsushita Electric Industrial Co., Ltd.                      93,000               924
Rinnai Corp.                                                  16,600               350
Sangetsu Co., Ltd.                                             2,000                32
Sekisui Chemical Co., Ltd.                                   123,000               417
Sekisui House Ltd.                                            74,000               563
Sony Corp.                                                    27,800               785
--------------------------------------------------------------------------------------
                                                                                 3,622
======================================================================================
LEISURE EQUIPMENT & PRODUCTS (4.9%)
Fuji Photo Film Co., Ltd.                                     33,000               957
Yamaha Corp.                                                  57,900               796
--------------------------------------------------------------------------------------
                                                                                 1,753
======================================================================================
MACHINERY (9.3%)
Amada Co., Ltd.                                              123,000               397
Daifuku Co., Ltd.                                             76,000               290
Fuji Machine Manufacturing Co., Ltd.                          19,200               223
Fujitec Co., Ltd.                                             42,000               182
Kurita Water Industries Ltd.                                  49,900               554
Minebea Co., Ltd.                                            133,000               529
Mitsubishi Heavy Industries Ltd.                             300,000               780
Tsubakimoto Chain Co.                                        111,000               343
--------------------------------------------------------------------------------------
                                                                                 3,298
======================================================================================
MEDIA (0.6%)
Toho Co., Ltd.                                                23,200               204
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS (6.2%)
Canon, Inc.                                                   25,000             1,151
Ricoh Co., Ltd.                                               65,000             1,065
--------------------------------------------------------------------------------------
                                                                                 2,216
======================================================================================
PHARMACEUTICALS (5.5%)
Ono Pharmaceutical Co., Ltd.                                  20,000               622
Sankyo Co., Ltd.                                              44,400               532
Yamanouchi Pharmaceutical Co., Ltd.                           31,100               813
--------------------------------------------------------------------------------------
                                                                                 1,967
======================================================================================
REAL ESTATE (2.0%)
Mitsubishi Estate Co., Ltd.                                  103,000               700
--------------------------------------------------------------------------------------
ROAD & RAIL (1.8%)
East Japan Railway Co.                                           145               647
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT (1.5%)
Rohm Co., Ltd.                                                 5,000               547
--------------------------------------------------------------------------------------
SOFTWARE (2.2%)
Nintendo Co., Ltd.                                            10,800               788
--------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY
  GOODS (0.7%)
Nisshinbo Industries, Inc.                                    57,000               262
--------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (2.6%)
Mitsubishi Corp.                                             105,000               731
Nagase & Co., Ltd.                                            34,000               177
--------------------------------------------------------------------------------------
                                                                                   908
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Japanese Value Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)


Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.6%)
Mitsubishi Logistics Corp.                                    34,000   $           206
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $42,647)                                            35,127
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (12.8%)
REPURCHASE AGREEMENT (12.8%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $4,573)                                        $    (f)4,573             4,573
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.4%)
Japanese Yen (COST $148)                             JPY      17,738               148
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (111.9%) (COST $47,368)                                       39,848
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (0.1%)
  Receivable for Investments Sold                    $            46
  Dividends Receivable                                             3
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                             1
  Other                                                            2                52
--------------------------------------------------------------------------------------
LIABILITIES (-12.0%)
  Payable for Investments Purchased                           (4,173)
  Payable for Portfolio Shares Redeemed                          (41)
  Investment Advisory Fees Payable                               (39)
  Directors' Fees and Expenses Payable                           (11)
  Custodian Fees Payable                                         (10)
  Administrative Fees Payable                                     (6)
  Other Liabilities                                              (11)           (4,291)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        35,609
======================================================================================
NET ASSETS CONSIST OF:
  Paid-in Capital                                                      $        82,554
  Undistributed (Distributions in Excess of)
    Net Investment Income                                                           11
  Accumulated Net Realized Gain (Loss)                                         (39,436)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                               (7,520)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        35,609
======================================================================================
CLASS A:
NET ASSETS                                                             $        35,435
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 7,200,139 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          4.92
======================================================================================
CLASS B:
NET ASSETS                                                             $           174
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 35,892 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          4.84
======================================================================================

(a) -- Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                  IN                       NET
     TO                                   EXCHANGE                UNREALIZED
  DELIVER         VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
    (000)         (000)       DATE         (000)         (000)       (000)
-----------------------------------------------------------------------------
JPY      5,485  $      45     7/1/03   US$      46     $      46    $       1
                =========                              =========    =========

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Latin American Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (98.6%)
ARGENTINA (2.2%)
Tenaris S.A. ADR                                           (a)18,265   $           466
--------------------------------------------------------------------------------------
BRAZIL (43.6%)
AmBev ADR                                                     82,098             1,671
Aracruz Celulose S.A. ADR                                      9,000               190
Banco Bradesco S.A. ADR                                       20,840               389
Banco Itau Holding
  Financeira S.A. (Preferred)                              1,635,000               110
Banco Itau Holding Financeria S.A. ADR                        18,231               618
Banco Nacional S.A. (Preferred)                     (a)(d)11,847,000               @--
Brasil Telecom
  Participacoes S.A. (Preferred)                           1,794,000                13
Brasil Telecom Participacoes S.A. ADR                         11,729               439
Brasil Telecom S.A.                                          237,581                 1
CEMIG S.A. (Preferred)                                     3,153,000                29
CEMIG S.A. ADR                                                27,249               251
Cia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR                                      5,400                83
CSN S.A. ADR                                                  15,688               389
CVRD (Bonus Shares)                                           34,986               @--
CVRD ADR                                                   (d)23,890               709
CVRD ADR (Preferred)                                          21,713               603
Gerdau S.A. ADR                                               28,941               340
Klabin S.A. (Preferred)                                    (a)42,000                44
Lojas Arapua S.A. (Preferred)                       (a)(d)10,009,300               @--
Lojas Arapua S.A. GDR                                (a)(d)(e)13,460               @--
Petrobras S.A. (Preferred)                                       965                17
Petrobras S.A. ADR                                            80,214             1,585
Petrobras S.A. ADR (Preferred)                                48,870               868
Tele Leste Celular Participacoes S.A.
  (Preferred)                                                   (a)1               @--
Tele Norte Leste Participacoes S.A.
  (Preferred)                                              3,561,000                42
Tele Norte Leste Participacoes S.A. ADR                       26,800               313
Unibanco ADR                                                   3,700                63
Usinas Siderurgicas de Minas Gerais S.A.
  (Preferred)                                               (a)1,470                 7
Votorantim Celulose e
  Papel S.A. (Preferred)                                     943,000                37
Votorantim Celulose e Papel S.A. ADR                           7,292               141
--------------------------------------------------------------------------------------
                                                                                 8,952
======================================================================================
CHILE (5.7%)
Banco de Chile ADR                                            10,366               203
Banco Santander Chile S.A. (Preferred)                        14,816               302
CCU ADR                                                       16,014               258
Cia de Telecomunicaciones de
  Chile S.A. ADR                                           (a)23,600               279
Distribucion y Servicio D&S S.A. ADR                           9,321               119
--------------------------------------------------------------------------------------
                                                                                 1,161
======================================================================================
MEXICO (44.8%)
America Movil S.A. de C.V., Class L ADR                      110,023             2,063
America Telecom S.A. de C.V.
Carso Global Telecom S.A.                                  (a)57,436                54
  de C.V., Class A1                                        (a)56,736                72
Cemex S.A. de C.V.                                            53,987               240
Cemex S.A. de C.V. ADR                                         8,349               186
Coca-Cola Femsa S.A.                                        (a)6,500               140
Fomento Economico Mexicano S.A. de C.V.                       40,400               166
Fomento Economico Mexicano S.A. de C.V.
  ADR                                                         15,705               647
Grupo Aeroportuario del Sureste S.A. de
  C.V. ADR                                                    17,520   $           256
Grupo Financiero Banorte S.A. de C.V.,
  Class O                                                     30,000                85
Grupo Financiero BBVA Bancomer S.A.
  de C.V., Class B                                      (a)1,243,261             1,050
Telefonos de Mexico S.A. de C.V.,
  Class L ADR                                                 82,296             2,586
Wal-Mart de Mexico S.A. de C.V. ADR                              980                29
Wal-Mart de Mexico S.A. de C.V., Class C                      81,179               218
Wal-Mart de Mexico S.A. de C.V., Class V                     472,180             1,391
--------------------------------------------------------------------------------------
                                                                                 9,183
======================================================================================
PERU (0.8%)
Cia de Minas Buenaventura S.A. ADR                             5,500               165
--------------------------------------------------------------------------------------
VENEZUELA (1.5%)
CANTV ADR                                                     24,454               305
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $20,708)                                            20,232
======================================================================================
  TOTAL FOREIGN SECURITIES (98.6%) (COST $20,708)                               20,232
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
SHORT-TERM INVESTMENT (1.5%)
REPURCHASE AGREEMENT (1.5%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $308)                                          $      (f)308               308
--------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.2%)
Brazilian Real (COST $32)                            BRL          92                32
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (COST $21,048)                                       20,572
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (0.2%)
  Dividends Receivable                               $            31                31
--------------------------------------------------------------------------------------
LIABILITIES (-0.5%)
  Investment Advisory Fees Payable                               (46)
  Custodian Fees Payable                                         (16)
  Payable for Investments Purchased                               (7)
  Directors' Fees and Expenses Payable                            (5)
  Administrative Fees Payable                                     (4)
  Bank Overdraft Payable                                          (3)
  Other Liabilities                                              (12)              (93)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        20,510
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $        49,410
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            238
Accumulated Net Realized Gain (Loss)                                           (28,662)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                                   (476)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        20,510
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Latin American Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                                                 (000)
--------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                             $        20,276
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,385,702 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          8.50
======================================================================================
CLASS B:
NET ASSETS                                                             $           234
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 27,480 outstanding $0.001
    par value shares (authorized
    500,000,000 shares)                                                $          8.51
======================================================================================

(a) -- Non-income producing security
(d) -- Securities were valued at fair value -- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held $709,000 of fair valued securities, representing 3.5% of net assets.
(e) -- 144A security -- certain conditions for sale may exist.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@ -- Value is less than $500.
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts

                SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY
                        CLASSIFICATION -- JUNE 30, 2003

                                                                PERCENT
                                                  VALUE          OF NET
INDUSTRY                                          (000)          ASSETS
-----------------------------------------------------------------------
Beverages                                  $      2,881            14.0%
Banks                                             2,618            12.8
Construction Materials                              427             2.1
Diversified Financial Services                      203             1.0
Diversified Telecommunication Services            4,049            19.7
Electric Utilities                                  281             1.4
Energy Equipment & Services                         466             2.3
Food & Staples Retailing                          1,840             9.0
Metals & Mining                                   2,213            10.8
Oil & Gas                                         2,470            12.0
Paper & Forest Products                             411             2.0
Transportation Infrastructure                       256             1.2
Wireless Telecommunication Services               2,117            10.3
-----------------------------------------------------------------------
                                           $     20,232            98.6%
=======================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Equity Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (97.1%)
CONSUMER DISCRETIONARY (13.4%)
HOTELS, RESTAURANTS & LEISURE (0.9%)
McDonald's Corp.                                             115,200   $         2,541
YUM! Brands, Inc.                                         (a)121,350             3,587
--------------------------------------------------------------------------------------
                                                                                 6,128
======================================================================================
INTERNET & CATALOG RETAIL (1.5%)
eBay, Inc.                                                 (a)51,500             5,365
InterActiveCorp                                        (a)(c)126,730             5,015
--------------------------------------------------------------------------------------
                                                                                10,380
======================================================================================
MEDIA (5.3%)
Clear Channel Communications, Inc.                        (a)256,450            10,871
Comcast Corp.                                             (a)193,550             5,841
EchoStar Communications Corp.                             (a)104,800             3,628
Gannett Co., Inc.                                             37,650             2,892
Univision Communications, Inc., Class A                (a)(c)133,475             4,058
Viacom, Inc., Class B                                     (a)207,080             9,041
--------------------------------------------------------------------------------------
                                                                                36,331
======================================================================================
MULTILINE RETAIL (1.7%)
Dollar Tree Stores, Inc.                                  (a)120,100             3,811
Kohl's Corp.                                               (a)55,325             2,842
Target Corp.                                                 132,400             5,010
--------------------------------------------------------------------------------------
                                                                                11,663
======================================================================================
SPECIALTY RETAIL (4.0%)
Abercrombie & Fitch Co.                                   (a)118,700             3,372
Bed, Bath & Beyond, Inc.                                   (a)95,400             3,703
Home Depot, Inc.                                             345,845            11,454
Limited Brands, Inc.                                          47,863               742
Lowe's Cos., Inc.                                             92,100             3,956
Tiffany & Co.                                                 42,850             1,400
TJX Cos., Inc.                                               125,500             2,365
--------------------------------------------------------------------------------------
                                                                                26,992
======================================================================================
                                                                                91,494
======================================================================================
CONSUMER STAPLES (13.5%)
BEVERAGES (3.5%)
Anheuser Busch Cos., Inc.                                  (c)74,220             3,789
Coca Cola Co. (The)                                          251,963            11,694
PepsiCo., Inc.                                               199,670             8,885
--------------------------------------------------------------------------------------
                                                                                24,368
======================================================================================
FOOD & STAPLES RETAILING (4.7%)
Costco Wholesale Corp.                                    (a)173,213             6,340
Walgreen Co.                                                  99,350             2,990
Wal-Mart Stores, Inc.                                        422,038            22,651
--------------------------------------------------------------------------------------
                                                                                31,981
======================================================================================
FOOD PRODUCTS (0.4%)
Kraft Foods, Inc., Class A                                    78,625             2,559
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (2.7%)
Colgate-Palmolive Co.                                         77,288             4,479
Procter & Gamble Co.                                         155,088            13,831
--------------------------------------------------------------------------------------
                                                                                18,310
======================================================================================
PERSONAL PRODUCTS (0.6%)
Gillette Co.                                                 124,750             3,974
--------------------------------------------------------------------------------------
TOBACCO (1.6%)
Altria Group, Inc.                                           240,275   $        10,918
--------------------------------------------------------------------------------------
                                                                                92,110
======================================================================================
ENERGY (3.4%)
ENERGY EQUIPMENT & SERVICES (1.4%)
Baker Hughes, Inc.                                           101,175             3,397
BJ Services Co.                                            (a)69,200             2,585
Smith International, Inc.                              (a)(c)107,400             3,946
--------------------------------------------------------------------------------------
                                                                                 9,928
======================================================================================
OIL & GAS (2.0%)
ExxonMobil Corp.                                             375,550            13,486
--------------------------------------------------------------------------------------
                                                                                23,414
======================================================================================
FINANCIALS (11.4%)
CAPITAL MARKETS (2.1%)
Bank of New York Co., Inc. (The)                             223,800             6,434
Goldman Sachs Group, Inc.                                     62,715             5,252
J.P. Morgan Chase & Co.                                       82,000             2,803
--------------------------------------------------------------------------------------
                                                                                14,489
======================================================================================
COMMERCIAL BANKS (1.5%)
Fifth Third Bancorp                                           58,200             3,337
Wells Fargo & Co.                                            145,400             7,328
--------------------------------------------------------------------------------------
                                                                                10,665
======================================================================================
CONSUMER FINANCE (0.9%)
American Express Co.                                         147,350             6,161
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.3%)
Charles Schwab Corp. (The)                                   394,550             3,981
Citigroup, Inc.                                              589,929            25,249
--------------------------------------------------------------------------------------
                                                                                29,230
======================================================================================
INSURANCE (2.6%)
Aflac, Inc.                                                  147,200             4,526
American International Group, Inc.                           236,600            13,056
--------------------------------------------------------------------------------------
                                                                                17,582
======================================================================================
                                                                                78,127
======================================================================================
HEALTH CARE (22.0%)
BIOTECHNOLOGY (3.3%)
Amgen, Inc.                                               (a)243,733            16,194
Celgene Corp.                                           (a)(c)62,875             1,911
Gilead Sciences, Inc.                                   (a)(c)76,630             4,259
--------------------------------------------------------------------------------------
                                                                                22,364
======================================================================================
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Boston Scientific Corp.                                    (a)45,330             2,770
Medtronic, Inc.                                              200,500             9,618
St. Jude Medical, Inc.                                     (a)62,300             3,582
--------------------------------------------------------------------------------------
                                                                                15,970
======================================================================================
HEALTH CARE PROVIDERS & SERVICES (2.1%)
AmerisourceBergen Corp.                                       64,200             4,452
Health Management Associates, Inc.,
  Class A                                                     74,800             1,380
UnitedHealth Group, Inc.                                     170,000             8,543
--------------------------------------------------------------------------------------
                                                                                14,375
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Equity Growth Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
PHARMACEUTICALS (14.3%)
Abbott Laboratories                                          165,313   $         7,234
Bristol-Myers Squibb Co.                                     110,900             3,011
Eli Lilly & Co.                                              119,000             8,208
Forest Laboratories, Inc.                                     50,700             2,776
Johnson & Johnson                                            317,800            16,430
Merck & Co., Inc.                                            175,875            10,649
Pfizer, Inc.                                               1,130,142            38,594
Wyeth                                                        234,638            10,688
--------------------------------------------------------------------------------------
                                                                                97,590
======================================================================================
                                                                               150,299
======================================================================================
INDUSTRIALS (6.1%)
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Weight Watchers International, Inc.                     (a)(c)62,040             2,822
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (5.7%)
3M Co.                                                       101,600            13,105
General Electric Co.                                         905,900            25,981
--------------------------------------------------------------------------------------
                                                                                39,086
======================================================================================
                                                                                41,908
======================================================================================
INFORMATION TECHNOLOGY (25.9%)
COMMUNICATIONS EQUIPMENT (3.9%)
Cisco Systems, Inc.                                     (a)1,018,050            16,991
Emulex Corp.                                               (a)79,500             1,810
Juniper Networks, Inc.                                 (a)(c)141,000             1,744
Qualcomm, Inc.                                               129,663             4,636
UTstarcom, Inc.                                               42,000             1,494
--------------------------------------------------------------------------------------
                                                                                26,675
======================================================================================
COMPUTERS & PERIPHERALS (3.4%)
Dell Computer Corp.                                       (a)319,425            10,209
EMC Corp.                                                 (a)197,825             2,071
Hewlett-Packard Co.                                          189,700             4,041
International Business Machines Corp.                         84,450             6,967
Seagate Technology, Inc.                                  (d)186,100               @--
--------------------------------------------------------------------------------------
                                                                                23,288
======================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Jabil Circuit, Inc.                                        (a)81,880             1,809
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES (1.1%)
Automatic Data Processing, Inc.                               78,950             2,673
First Data Corp.                                             125,400             5,197
--------------------------------------------------------------------------------------
                                                                                 7,870
======================================================================================
INTERNET SOFTWARE & SERVICES (0.4%)
Yahoo!, Inc.                                               (a)85,500             2,801
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.3%)
Novellus Systems, Inc.                                  (a)(c)52,200             1,912
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.0%)
Altera Corp.                                              (a)165,600             2,716
Analog Devices, Inc.                                      (a)133,500             4,648
Applied Materials, Inc.                                   (a)367,401             5,827
Broadcom Corp., Class A                                    (a)62,400             1,554
Intel Corp.                                                  932,425            19,380
Linear Technology Corp.                                      147,650             4,756
Maxim Integrated Products, Inc.                              118,875   $         4,064
Texas Instruments, Inc.                                      283,250             4,985
--------------------------------------------------------------------------------------
                                                                                47,930
======================================================================================
SOFTWARE (9.5%)
Adobe Systems, Inc.                                           60,100             1,927
Mercury Interactive Corp.                                  (a)25,500               985
Microsoft Corp.                                            1,832,926            46,941
Oracle Corp.                                              (a)703,950             8,461
Peoplesoft, Inc.                                           (a)64,100             1,128
Siebel Systems, Inc.                                       (a)93,600               893
Symantec Corp.                                          (a)(c)47,970             2,104
VERITAS Software Corp.                                     (a)91,350             2,619
--------------------------------------------------------------------------------------
                                                                                65,058
======================================================================================
                                                                               177,343
======================================================================================
TELECOMMUNICATION SERVICES (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Verizon Communications, Inc.                                 208,381             8,221
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
AT&T Wireless Services, Inc.                              (a)205,500             1,687
--------------------------------------------------------------------------------------
                                                                                 9,908
======================================================================================
  TOTAL COMMON STOCKS (COST $619,961)                                          664,603
======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.1%)
SHORT-TERM DEBT SECURITIES HELD AS
  COLLATERAL ON LOANED SECURITIES (3.2%)
American Express Credit Corp.,
  1.19%, 7/15/03                                     $           289               289
Bank of Nova Scotia, London, 1.35%, 7/1/03                       163               163
Barclays Bank London plc, 1.13%, 7/1/03                          346               346
Bear Stearns, 1.38%, 7/1/03                                    3,923             3,923
BETA Finance, Inc., 1.08%, 7/1/03                              1,345             1,345
CC USA, Inc., 1.09%, 7/1/03                                      481               481
Citibank Credit Card, 1.29%, 8/7/03                              519               519
Credit Industrial et Commercial (CIC)/NY,
  1.06%, 7/28/03                                               1,057             1,057
Credit Lyonnais, 1.13%, 7/1/03                                 1,057             1,057
Deutsche Bank London AG, 1.50%, 7/1/03                         1,057             1,057
Dorado Finance, Inc., 1.09%, 7/1/03                              481               481
Dresdner Bank AG, 1.50%, 7/1/03                                  452               452
First USA Credit Master Trust, 1.10%, 7/21/03                  1,116             1,116
General Electric Co., 1.22%, 7/1/03                              672               672
ING Belgium NV 1.13%, 7/1/03                                     826               826
Landesbank Baden Wuerttemberg,
  1.35%, 7/1/03                                                  961               961
Links Finance LLC, 1.08%, 7/1/03                                 769               769
Links Finance LLC, 1.09%, 7/1/03                                 480               480
Macquarie Bank Ltd., 1.09%, 9/24/03                              423               423
National Bank of Canada/London,
  1.13%, 7/1/03                                                  826               826
Nordeutsche Lendesbank, London,
  1.13%, 7/1/03                                                1,057             1,057
Royal Bank of Scotland, NY, 1.24%, 7/7/03                        288               288

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Equity Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONT'D)
SHORT-TERM DEBT SECURITIES HELD AS
  COLLATERAL ON LOANED SECURITIES (CONT'D)
SWIFT 2001, Series A6, 1.17%, 7/15/03                $           340   $           340
SWIFT 2001, Series A7, 1.18%, 7/1/03                             962               962
Unicredito London, 1.25%, 7/21/03                                965               965
Westdeutsche Landesbank N.Y.,
  1.05%, 7/1/03                                                  961               961
--------------------------------------------------------------------------------------
                                                                                21,816
======================================================================================

                                                              SHARES
--------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS
  COLLATERAL ON LOANED SECURITIES (0.1%)
Reserve Primary Fund                                         576,618               577
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.8%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03                          $     (f)19,416            19,416
--------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $41,809)                                   41,809
======================================================================================
TOTAL INVESTMENTS (103.2%) (COST $661,770)                                     706,412
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (2.8%)
  Receivable for Investments Sold                             16,968
  Interest Receivable                                            896
  Receivable for Portfolio Shares Sold                           726
  Dividends Receivable                                           656
  Other                                                            6            19,252
--------------------------------------------------------------------------------------
LIABILITIES (-6.0%)
  Collateral on Securities Loaned                            (22,393)
  Payable for Investments Purchased                          (14,911)
  Payable for Portfolio Shares Redeemed                       (2,504)
  Investment Advisory Fees Payable                              (965)
  Distribution Fees, Class B                                    (104)
  Administrative Fees Payable                                    (98)
  Directors' Fees and Expenses Payable                           (91)
  Custodian Fees Payable                                         (19)
  Other Liabilities                                              (68)          (41,153)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $       684,511
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       869,062
Undistributed (Distributions in Excess of)
  Net Investment Income                                                          1,075
Accumulated Net Realized Gain (Loss)                                          (230,268)
Unrealized Appreciation (Depreciation) on
  Investments                                                                   44,642
--------------------------------------------------------------------------------------
NET ASSETS                                                             $       684,511
======================================================================================

                                                                                 VALUE
                                                                                 (000)
--------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                             $       511,779
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 36,508,044 outstanding
  $0.001 par value shares (authorized
  500,000,000 shares)                                                  $         14.02
======================================================================================
CLASS B:
NET ASSETS                                                             $       172,732
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 12,487,220 outstanding
  $0.001 par value shares (authorized
  500,000,000 shares)                                                  $         13.83
======================================================================================

(a) -- Non-income producing security
(c) -- All or a portion of security on loan at June 30, 2003 -- See note A-8 tO financial statements.
(d) -- Securities were valued at fair value -- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held fair valued security, representing less than 0.05% of net assets.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@   -- Value is less than $500.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Focus Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (10.5%)
INTERNET & CATALOG RETAIL (1.1%)
eBay, Inc.                                                  (a)7,150   $           745
--------------------------------------------------------------------------------------
MEDIA (5.2%)
Clear Channel Communications, Inc.                         (a)50,650             2,147
Comcast Corp.                                              (a)27,925               843
Univision Communications, Inc., Class A                    (a)19,450               591
--------------------------------------------------------------------------------------
                                                                                 3,581
======================================================================================
MULTILINE RETAIL (1.1%)
Costco Wholesale Corp.                                     (a)19,900               728
--------------------------------------------------------------------------------------
SPECIALTY RETAIL (3.1%)
Bed, Bath & Beyond, Inc.                                   (a)23,450               910
Home Depot, Inc.                                              37,500             1,242
--------------------------------------------------------------------------------------
                                                                                 2,152
======================================================================================
                                                                                 7,206
======================================================================================
CONSUMER STAPLES (11.9%)
BEVERAGES (3.5%)
Coca Cola Co. (The)                                           32,875             1,526
PepsiCo., Inc.                                                19,600               872
--------------------------------------------------------------------------------------
                                                                                 2,398
======================================================================================
FOOD & STAPLES (6.2%)
Procter & Gamble Co.                                          17,875             1,594
Wal-Mart Stores, Inc.                                         49,800             2,673
--------------------------------------------------------------------------------------
                                                                                 4,267
======================================================================================
TOBACCO (2.2%)
Altria Group, Inc.                                            32,300             1,468
--------------------------------------------------------------------------------------
                                                                                 8,133
======================================================================================
ENERGY (5.0%)
ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes, Inc.                                            25,200               846
--------------------------------------------------------------------------------------
OIL & GAS (3.8%)
ExxonMobil Corp.                                              71,550             2,569
--------------------------------------------------------------------------------------
                                                                                 3,415
======================================================================================
FINANCIALS (15.4%)
CAPITAL MARKETS (1.2%)
Bank of New York Co., Inc. (The)                              28,350               815
--------------------------------------------------------------------------------------
COMMERCIAL BANKS (2.8%)
Fifth Third Bancorp                                           13,200               757
Wells Fargo & Co.                                             23,600             1,189
--------------------------------------------------------------------------------------
                                                                                 1,946
======================================================================================
DIVERSIFIED FINANCIAL SERVICES (8.8%)
American Express Co.                                          23,650               989
Citigroup, Inc.                                               76,570             3,277
Goldman Sachs Group, Inc.                                     10,900               913
J.P. Morgan Chase & Co.                                       25,600               875
--------------------------------------------------------------------------------------
                                                                                 6,054
======================================================================================
INSURANCE (2.6%)
American International Group, Inc.                            31,875             1,759
--------------------------------------------------------------------------------------
                                                                                10,574
======================================================================================
HEALTH CARE (20.3%)
BIOTECHNOLOGY (3.2%)
Amgen, Inc.                                                (a)32,905   $         2,186
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Medtronic, Inc.                                               28,800             1,382
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (1.5%)
UnitedHealth Group, Inc.                                      20,300             1,020
--------------------------------------------------------------------------------------
PHARMACEUTICALS (13.6%)
Eli Lilly & Co.                                               12,500               862
Johnson & Johnson                                             22,775             1,177
Merck & Co., Inc.                                             27,125             1,642
Pfizer, Inc.                                                 122,250             4,175
Wyeth                                                         31,275             1,425
--------------------------------------------------------------------------------------
                                                                                 9,281
======================================================================================
                                                                                13,869
======================================================================================
INDUSTRIALS (7.8%)
INDUSTRIAL CONGLOMERATES (7.8%)
3M Co.                                                        19,150             2,470
General Electric Co.                                         100,750             2,890
--------------------------------------------------------------------------------------
                                                                                 5,360
======================================================================================
INFORMATION TECHNOLOGY (25.2%)
COMMUNICATIONS EQUIPMENT (3.9%)
Cisco Systems, Inc.                                       (a)116,900             1,951
QUALCOMM, Inc.                                                18,975               679
--------------------------------------------------------------------------------------
                                                                                 2,630
======================================================================================
COMPUTERS & PERIPHERALS (3.9%)
Dell Computer Corp.                                        (a)35,325             1,129
Hewlett-Packard Co.                                           33,100               705
International Business Machines Corp.                         10,050               829
--------------------------------------------------------------------------------------
                                                                                 2,663
======================================================================================
INFORMATION TECHNOLOGY SERVICES (0.9%)
First Data Corp.                                              15,475               641
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.2%)
Applied Materials, Inc.                                    (a)52,075               826
Intel Corp.                                                  128,300             2,667
Linear Technology Corp.                                       27,425               883
Texas Instruments, Inc.                                       32,575               573
--------------------------------------------------------------------------------------
                                                                                 4,949
======================================================================================
SOFTWARE (9.3%)
Microsoft Corp.                                              207,500             5,314
Oracle Corp.                                               (a)89,075             1,071
--------------------------------------------------------------------------------------
                                                                                 6,385
======================================================================================
                                                                                17,268
======================================================================================
INTERNET (1.7%)
E-COMMERCE/SERVICES (1.7%)
InterActiveCorp                                            (a)29,825             1,180
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $66,460)                                            67,005
======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Focus Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                FACE
                                                              AMOUNT             VALUE
                                                               (000)             (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.1%)
REPURCHASE AGREEMENT (2.1%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $1,391)                                      $      (f)1,391   $         1,391
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%) (COST $67,851)                                        68,396
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (3.9%)
  Receivable for Investments Sold                              2,229
  Interest Receivable                                            368
  Dividends Receivable                                            76
  Receivable for Portfolio Shares Sold                             8             2,681
--------------------------------------------------------------------------------------
LIABILITIES (-3.8%)
  Payable for Investments Purchased                           (2,047)
  Payable for Portfolio Shares Redeemed                         (364)
  Investment Advisory Fees Payable                              (118)
  Directors' Fees and Expenses Payable                           (15)
  Administrative Fees Payable                                    (11)
  Custodian Fees Payable                                         (10)
  Distribution Fees, Class B                                      (5)
  Other Liabilities                                              (15)           (2,585)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        68,492
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       107,098
Undistributed (Distributions in Excess of)
  Net Investment Income                                                            163
Accumulated Net Realized Gain (Loss)                                           (39,314)
Unrealized Appreciation (Depreciation)
  on Investments                                                                   545
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        68,492
======================================================================================
CLASS A:
NET ASSETS                                                             $        61,020
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 5,807,470 outstanding $0.001
    par value shares (authorized
    500,000,000 shares)                                                $         10.51
======================================================================================
CLASS B:
NET ASSETS                                                             $         7,472
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 725,924 outstanding $0.001
    par value shares (authorized
    500,000,000 shares)                                                $         10.29
======================================================================================

(a) --  Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Small Company Growth Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
AUTO & TRANSPORTATION (1.1%)
AIR TRANSPORT (1.1%)
JetBlue Airways Corp.                                     (a)107,525   $         4,547
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (28.0%)
ADVERTISING AGENCIES (0.4%)
Monster Worldwide, Inc.                                    (a)72,000             1,421
--------------------------------------------------------------------------------------
CASINOS & GAMBLING (4.9%)
Alliance Gaming Corp.                                     (a)143,700             2,718
GTECH Holdings Corp.                                         212,794             8,012
Kerzner International Ltd.                                (a)128,200             4,129
Penn National Gaming, Inc.                                (a)158,450             3,256
Shuffle Master, Inc.                                       (a)37,100             1,090
--------------------------------------------------------------------------------------
                                                                                19,205
======================================================================================
COMMUNICATIONS & MEDIA (1.1%)
Media General, Inc., Class A                                  78,725             4,503
--------------------------------------------------------------------------------------
CONSUMER ELECTRONICS (0.5%)
CNET Networks, Inc.                                       (a)334,200             2,082
--------------------------------------------------------------------------------------
EDUCATION SERVICES (0.8%)
Strayer Education, Inc.                                       39,400             3,130
--------------------------------------------------------------------------------------
HOTEL/MOTEL (1.0%)
Multimedia Games, Inc.                                     (a)72,000             1,836
Orient-Express Hotels Ltd.                                (a)134,050             1,977
--------------------------------------------------------------------------------------
                                                                                 3,813
======================================================================================
HOUSEHOLD EQUIPMENT & PRODUCTS (1.5%)
Harman International Industries, Inc.                         50,000             3,957
VCA Antech, Inc.                                           (a)98,900             1,935
--------------------------------------------------------------------------------------
                                                                                 5,892
======================================================================================
HOUSEHOLD FURNISHINGS (0.7%)
Select Comfort Corp.                                      (a)178,550             2,925
--------------------------------------------------------------------------------------
PUBLISHING: NEWSPAPERS (1.1%)
Pulitzer, Inc.                                                89,259             4,411
--------------------------------------------------------------------------------------
RADIO & TV BROADCASTERS (1.8%)
Radio One, Inc., Class D                                  (a)312,261             5,549
XM Satellite Radio Holdings, Inc., Class A                (a)125,400             1,386
--------------------------------------------------------------------------------------
                                                                                 6,935
======================================================================================
RESTAURANTS (2.7%)
P.F. Chang's China Bistro, Inc.                            (a)78,975             3,886
Sonic Corp.                                               (a)268,638             6,832
--------------------------------------------------------------------------------------
                                                                                10,718
======================================================================================
RETAIL (8.5%)
Arbitron, Inc.                                            (a)152,025             5,427
Chicago Pizza & Brewery, Inc.                             (a)112,300             1,123
Christopher & Banks Corp.                                  (a)56,400             2,086
Cost Plus, Inc.                                           (a)101,750             3,629
Dick's Sporting Goods, Inc.                               (a)154,500             5,667
Fred's, Inc.                                                 130,375             4,847
HOT Topic, Inc.                                           (a)121,650             3,274
Tractor Supply Co.                                        (a)114,500             5,467
Tuesday Morning Corp.                                      (a)78,000             2,052
--------------------------------------------------------------------------------------
                                                                                33,572
======================================================================================
SERVICES: COMMERCIAL (3.0%)
Corporate Executive Board Co.                             (a)239,999             9,797
DeVry, Inc.                                                (a)77,300   $         1,800
--------------------------------------------------------------------------------------
                                                                                11,597
======================================================================================
                                                                               110,204
======================================================================================
CONSUMER STAPLES (1.3%)
BEVERAGES: SOFT DRINKS (0.5%)
Cott Corp.                                                 (a)87,900             1,819
--------------------------------------------------------------------------------------
FOODS (0.8%)
J&J Snack Foods Corp.                                     (a)102,549             3,243
--------------------------------------------------------------------------------------
                                                                                 5,062
======================================================================================
FINANCIAL SERVICES (9.7%)
BANKS: OUTSIDE NEW YORK CITY (0.8%)
TierOne Corp.                                             (a)155,900             3,035
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
Meritage Corp.                                             (a)59,100             2,911
--------------------------------------------------------------------------------------
FINANCE COMPANIES (0.3%)
AMERIGROUP Corp.                                           (a)32,700             1,217
--------------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS (4.8%)
Doral Financial Corp.                                         64,250             2,869
Hilb, Rogal & Hamilton Co.                                    30,200             1,028
iDine Rewards Network, Inc.                               (a)120,900             1,661
Interactive Data Corp.                                    (a)624,775            10,559
LendingTree, Inc.                                         (a)120,400             2,947
--------------------------------------------------------------------------------------
                                                                                19,064
======================================================================================
INSURANCE: PROPERTY & CASUALTY (0.9%)
Markel Corp.                                               (a)14,000             3,584
--------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES (1.3%)
Affiliated Managers Group, Inc.                            (a)60,500             3,688
Investment Technology Group, Inc.                          (a)70,400             1,309
--------------------------------------------------------------------------------------
                                                                                 4,997
======================================================================================
SAVINGS & LOAN (0.9%)
Provident Financial Services, Inc.                           179,700             3,423
--------------------------------------------------------------------------------------
                                                                                38,231
======================================================================================
HEALTH CARE (15.7%)
BIOTECHNOLOGY RESEARCH & PRODUCTION (3.3%)
Celgene Corp.                                              (a)62,650             1,905
Dendreon Corp.                                            (a)219,700             1,305
Digene Corp.                                               (a)37,300             1,016
Martek Biosciences Corp.                                   (a)46,700             2,005
Taro Pharmaceuticals Industries Ltd.                       (a)67,900             3,726
Telik, Inc.                                               (a)185,875             2,987
--------------------------------------------------------------------------------------
                                                                                12,944
======================================================================================
DRUGS & PHARMACEUTICALS (2.0%)
BioMarin Pharmacetical, Inc.                              (a)211,400             2,063
Gen-Probe, Inc.                                           (a)118,200             4,831
Ligand Pharmaceuticals, Inc., Class B                      (a)73,600             1,000
--------------------------------------------------------------------------------------
                                                                                 7,894
======================================================================================
ELECTRONICS: MEDICAL SYSTEMS (0.2%)
VISX, Inc.                                                 (a)48,900               848
--------------------------------------------------------------------------------------
HEALTH CARE FACILITIES (0.6%)
VistaCare, Inc., Class A                                   (a)91,150             2,216
--------------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (1.1%)
Eclipsys Corp.                                            (a)433,300             4,524
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Small Company Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
HEALTH CARE SERVICES (3.8%)
Apria Healthcare Group, Inc.                              (a)124,397   $         3,095
Dade Behring Holdings, Inc.                               (a)236,300             5,428
Sierra Health Services, Inc.                               (a)55,400             1,108
Stericycle, Inc.                                          (a)140,675             5,413
--------------------------------------------------------------------------------------
                                                                                15,044
======================================================================================
MEDICAL & DENTAL INSTRUMENTS &
  SUPPLIES (1.4%)
Cyberonics, Inc.                                           (a)55,000             1,183
INAMED Corp.                                               (a)27,300             1,466
SurModics, Inc.                                            (a)31,900               973
Techne Corp.                                               (a)66,325             2,012
--------------------------------------------------------------------------------------
                                                                                 5,634
======================================================================================
MEDICAL SERVICES (0.5%)
Specialty Laboratories, Inc.                              (a)192,850             1,977
--------------------------------------------------------------------------------------
MISCELLANEOUS HEALTH CARE (2.8%)
Amylin Pharmaceuticals, Inc.                               (a)66,600             1,458
CV Therapeutics, Inc.                                      (a)30,800               914
Inspire Pharmaceuticals, Inc.                              (a)77,400               836
NPS Pharmaceuticals, Inc.                                 (a)218,900             5,328
Trimeris, Inc.                                             (a)54,250             2,478
--------------------------------------------------------------------------------------
                                                                                11,014
======================================================================================
                                                                                62,095
======================================================================================
OTHER ENERGY (5.0%)
ENERGY MISCELLANEOUS (4.2%)
Evergreen Resources, Inc.                                  (a)86,300             4,687
Frontier Oil Corp.                                           116,300             1,768
Grey Wolf, Inc.                                         (a)1,106,600             4,471
Ultra Petroleum Corp.                                     (a)429,900             5,550
--------------------------------------------------------------------------------------
                                                                                16,476
======================================================================================
MACHINERY: OIL WELL EQUIPMENT
  & SERVICES (0.8%)
Lone Star Technologies, Inc.                              (a)155,100             3,285
--------------------------------------------------------------------------------------
                                                                                19,761
======================================================================================
PRODUCER DURABLES (5.0%)
AEROSPACE (0.7%)
Moog, Inc., Class A                                        (a)79,675             2,769
--------------------------------------------------------------------------------------
HOMEBUILDING (0.7%)
Brookfield Homes Corp.                                       173,900             2,681
--------------------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER
  DEVICES (0.4%)
Veeco Instruments, Inc.                                    (a)96,100             1,637
--------------------------------------------------------------------------------------
INDUSTRIAL PRODUCTS (0.9%)
Maverick Tube Corp.                                       (a)184,400             3,531
--------------------------------------------------------------------------------------
MANUFACTURING (1.0%)
ESCO Technologies, Inc.                                    (a)91,500             4,026
--------------------------------------------------------------------------------------
OFFICE FURNITURE & BUSINESS
  EQUIPMENT (1.3%)
Imagistics International, Inc.                            (a)192,800             4,974
--------------------------------------------------------------------------------------
                                                                                19,618
======================================================================================
TECHNOLOGY (28.1%)
COMMUNICATIONS TECHNOLOGY (4.8%)
American Tower Corp., Class A                             (a)289,100             2,559
Centillium Communications, Inc.                           (a)187,000             1,853
Crown Castle International Corp.                          (a)372,500             2,894
Extreme Networks, Inc.                                    (a)146,975               779
GlobespanVirata, Inc.                                     (a)199,800   $         1,648
Network Associates, Inc.                                  (a)201,850             2,559
Sonus Networks, Inc.                                      (a)456,400             2,296
UTStarcom, Inc.                                           (a)126,200             4,489
--------------------------------------------------------------------------------------
                                                                                19,077
======================================================================================
COMPUTER SERVICES SOFTWARE &
  SYSTEMS (14.9%)
Akamai Technologies, Inc.                                 (a)189,600               921
Cray, Inc.                                                (a)104,100               822
Documentum, Inc.                                           (a)90,900             1,788
Emulex Corp.                                              (a)112,873             2,570
FindWhat.com                                               (a)59,000             1,118
Forrester Research, Inc.                                   (a)83,140             1,360
Global Payments, Inc.                                         83,375             2,960
Hutchinson Technology, Inc.                                (a)59,400             1,954
Hyperion Solutions Corp.                                  (a)112,550             3,800
Informatica Corp.                                         (a)432,100             2,986
J.D. Edwards & Co.                                        (a)108,200             1,551
Legato Systems, Inc.                                      (a)163,200             1,369
Micromuse, Inc.                                           (a)517,200             4,132
Mindspeed Technologies, Inc.                              (a)220,600               596
Neoforma, Inc.                                            (a)290,293             3,170
NetIQ Corp.                                               (a)217,675             3,365
NetScreen Technologies, Inc.                               (a)94,000             2,120
ProQuest Co.                                               (a)67,400             1,739
Quest Software, Inc.                                      (a)232,800             2,770
Red Hat, Inc.                                             (a)273,800             2,073
SERENA Software, Inc.                                      (a)53,600             1,119
SkillSoft plc                                             (a)528,800             2,670
United Online, Inc.                                        (a)64,050             1,623
ValueClick, Inc.                                          (a)617,650             3,724
Verint Systems, Inc.                                      (a)116,600             2,963
Vignette Corp.                                          (a)1,573,375             3,273
--------------------------------------------------------------------------------------
                                                                                58,536
======================================================================================
COMPUTER TECHNOLOGY (0.7%)
SanDisk Corp.                                              (a)72,325             2,918
--------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (0.9%)
Amphenol Corp., Class A                                    (a)38,400             1,798
OmniVision Technologies, Inc.                              (a)46,850             1,462
--------------------------------------------------------------------------------------
                                                                                 3,260
======================================================================================
ELECTRONICS: SEMI-CONDUCTORS/
  COMPONENTS (6.0%)
Actel Corp.                                                (a)54,050             1,108
ASM International N.V.                                    (a)239,315             3,559
Conexant Systems, Inc.                                    (a)661,800             2,713
Integrated Circuit Systems, Inc.                           (a)93,250             2,931
Intersil Corp., Class A                                   (a)285,950             7,609
Micrel, Inc.                                              (a)205,350             2,134
PMC-Sierra, Inc.                                          (a)215,300             2,525
Vitesse Semiconductor Corp.                               (a)251,700             1,238
--------------------------------------------------------------------------------------
                                                                                23,817
======================================================================================
ELECTRONICS: TECHNOLOGY (0.8%)
Internet Security Systems, Inc.                           (a)124,600             1,806
Secure Computing Corp.                                    (a)134,400             1,173
--------------------------------------------------------------------------------------
                                                                                 2,979
--------------------------------------------------------------------------------------
                                                                               110,587
======================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Small Company Growth Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
UTILITIES (2.3%)
UTILITIES: TELECOMMUNICATIONS (2.3%)
Commonwealth Telephone Enterprises, Inc.                   (a)90,925   $         3,998
IDT Corp., Class B                                        (a)292,350             5,145
--------------------------------------------------------------------------------------
                                                                                 9,143
======================================================================================
  TOTAL COMMON STOCKS (COST $332,262)                                          379,248
======================================================================================
PREFERRED STOCK (0.0%)
INFORMATION TECHNOLOGY (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
Warp Solutions, Inc., Series A (COST $603)             (a)(i)828,508               129
--------------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.6%)
REPURCHASE AGREEMENT (1.6%)
J.P. Morgan Securities, Inc., 1.05%,
  dated 6/30/03, due 7/1/03
  (COST $6,151)                                      $      (f)6,151             6,151
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.8%) (COST $339,016)                                      385,528
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (4.0%)
  Cash                                                           109
  Receivable for Portfolio Shares Sold                        10,908
  Receivable for Investments Sold                              4,668
  Dividends Receivable                                             9
  Interest Receivable                                              6
  Other                                                            5            15,705
--------------------------------------------------------------------------------------
LIABILITIES (-1.8%)
  Payable for Investments Purchased                           (5,749)
  Investment Advisory Fees Payable                              (751)
  Payable for Portfolio Shares Redeemed                         (353)
  Distribution Fees, Class B                                    (152)
  Administrative Fees Payable                                    (51)
  Custodian Fees Payable                                         (19)
  Directors' Fees and Expenses Payable                           (13)
  Other Liabilities                                              (35)           (7,123)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $       394,110
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       444,270
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                             (1,655)
Accumulated Net Realized Gain (Loss)                                           (95,017)
  Unrealized Appreciation (Depreciation)
  on Investments                                                                46,512
--------------------------------------------------------------------------------------
NET ASSETS                                                             $       394,110
======================================================================================

                                                                                 VALUE
                                                                                 (000)
--------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                             $       116,110
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 13,123,095 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          8.85
======================================================================================
CLASS B:
NET ASSETS                                                             $       278,000
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 32,502,573 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          8.55
======================================================================================

(a) -- Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(i) -- Restricted security valued at fair value and not registered under the Securities Act of 1933. Acquired 12/99 and 7/00 at a cost of $402,000 and $383,000, respectively. At June 30, 2003, this security had an aggregate market value of $129,000, representing less than 0.05% of net assets.

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Technology Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (99.1%)
INFORMATION TECHNOLOGY (84.8%)
COMMUNICATIONS EQUIPMENT (13.2%)
Centillium Communications, Inc.                               11,650   $           116
Cisco Systems, Inc.                                        (a)58,825               982
Comverse Technology, Inc.                                   (a)3,600                54
Corning, Inc.                                              (a)13,700               101
Emulex Corp.                                               (a)14,350               327
Extreme Networks, Inc.                                      (a)7,113                38
Finisar Corp.                                              (a)37,038                57
JDS Uniphase Corp.                                         (a)24,000                84
Lucent Technologies, Inc.                                  (a)33,625                68
Motorola, Inc.                                                 6,538                62
Nokia Oyj ADR                                                  6,100               100
Nortel Networks Corp.                                      (a)43,700               118
QUALCOMM, Inc.                                                10,950               392
Sonus Networks, Inc.                                       (a)44,600               224
Telefonaktiebolaget LM Ericsson ADR                            6,400                68
UTstarcom, Inc.                                             (a)9,200               327
--------------------------------------------------------------------------------------
                                                                                 3,118
======================================================================================
COMPUTERS & PERIPHERALS (6.5%)
Cray, Inc.                                                  (a)6,300                50
Dell Computer Corp.                                        (a)22,250               711
EMC Corp.                                                  (a)12,263               128
Network Appliance, Inc.                                    (a)18,450               299
SanDisk Corp.                                               (a)5,600               226
Western Digital Corp.                                      (a)10,700               110
--------------------------------------------------------------------------------------
                                                                                 1,524
======================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Flextronics International Ltd.                              (a)6,000                63
Jabil Circuit, Inc.                                         (a)5,625               124
Veeco Instruments, Inc.                                     (a)3,000                51
--------------------------------------------------------------------------------------
                                                                                   238
======================================================================================
INFOMATION TECHNOLOGY SERVICES (1.3%)
Affiliated Computer Services, Inc.,
  Class A                                                   (a)2,163                99
Checkfree Corp.                                             (a)2,700                75
First Data Corp.                                               3,200               133
--------------------------------------------------------------------------------------
                                                                                   307
======================================================================================
INTERNET SOFTWARE & SERVICES (3.9%)
Akamai Technologies, Inc.                                     12,200                59
InterActiveCorp.                                            (a)8,900               352
Neoforma, Inc.                                              (a)7,000                76
Netease.com, Inc.                                              1,600                58
Radware Ltd                                                    2,850                49
Sohu.com, Inc.                                              (a)1,800                62
VeriSign, Inc.                                             (a)12,700               176
Yahoo!, Inc.                                                (a)2,938                96
--------------------------------------------------------------------------------------
                                                                                   928
======================================================================================
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS (25.8%)
Agere Systems, Inc., Class A                               (a)77,850               181
Altera Corp.                                               (a)29,913               491
Analog Devices, Inc.                                        (a)5,613               195
Applied Materials, Inc.                                    (a)21,300               338
Broadcom Corp., Class A                                    (a)10,950               273
GlobespanVirata, Inc.                                      (a)16,300   $           135
Integrated Circuit Systems, Inc.                            (a)2,800                88
Intel Corp.                                                   54,525             1,133
Intersil Corp., Class A                                    (a)20,525               546
KLA-Tencor Corp.                                            (a)4,875               227
Linear Technology Corp.                                       11,788               380
Marvell Technology Group Ltd.                               (a)7,450               256
Maxim Integrated Products, Inc.                               10,638               364
Micrel, Inc.                                               (a)11,688               121
Novellus Systems, Inc.                                      (a)7,600               278
PMC-Sierra, Inc.                                           (a)15,300               179
QLogic Corp.                                                (a)7,363               356
Texas Instruments, Inc.                                        6,200               109
Vitesse Semiconductor Corp.                                   16,050                79
Xilinx, Inc.                                               (a)13,500               342
--------------------------------------------------------------------------------------
                                                                                 6,071
======================================================================================
SOFTWARE (33.1%)
Adobe Systems, Inc.                                            8,250               265
BEA Systems, Inc.                                          (a)10,600               115
Check Point Software Technologies Ltd.                     (a)10,000               195
Cognos, Inc.                                                (a)3,700               100
Computer Associates International, Inc.                        7,763               173
Documentum, Inc.                                               3,600                71
Electronic Arts, Inc.                                       (a)1,863               138
Hyperion Solutions Corp.                                    (a)3,875               131
Informatica Corp.                                          (a)12,958                89
Inter-Tel, Inc.                                                2,300                49
Internet Security Systems, Inc.                             (a)4,150                60
Legato Systems, Inc.                                       (a)18,500               155
Mercury Interactive Corp.                                   (a)2,950               114
Micromuse, Inc.                                            (a)20,400               163
Microsoft Corp.                                               83,700             2,144
NetIQ Corp.                                                (a)13,000               201
NetScreen Technologies, Inc.                                   4,200                95
Network Associates, Inc.                                   (a)37,225               472
Oracle Corp.                                               (a)61,213               736
Peoplesoft, Inc.                                            (a)8,800               155
Quest Software, Inc.                                       (a)15,075               179
Red Hat, Inc.                                              (a)12,600                95
SAP AG ADR                                                     8,900               260
SERENA Software, Inc.                                          3,400                71
Siebel Systems, Inc.                                       (a)24,200               231
Symantec Corp.                                              (a)6,100               267
Verint Systems, Inc.                                        (a)7,400               188
VERITAS Software Corp.                                     (a)20,925               600
Vignette Corp.                                            (a)109,438               228
Zi Corp.                                                      18,200                59
--------------------------------------------------------------------------------------
                                                                                 7,799
======================================================================================
                                                                                19,985
======================================================================================
CONSUMER DISCRETIONARY (0.8%)
MEDIA (0.8%)
Comcast Corp.                                               (a)6,150               186
--------------------------------------------------------------------------------------
HEALTH CARE (9.8%)
BIOTECHNOLOGY (9.4%)
Amgen, Inc.                                                (a)11,323               752

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Technology Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                              SHARES             (000)
--------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
BIOTECHNOLOGY (CONT'D)
Amylin Pharmaceuticals, Inc.                                (a)5,600   $           123
Celgene Corp.                                               (a)7,050               214
Exelixis, Inc.                                             (a)12,550                87
Gilead Sciences, Inc.                                       (a)4,125               229
Idec Pharmaceuticals Corp.                                  (a)2,888                98
MedImmune, Inc.                                             (a)3,763               137
NPS Pharmaceuticals, Inc.                                  (a)15,600               380
Telik, Inc.                                                (a)12,000               193
--------------------------------------------------------------------------------------
                                                                                 2,213
======================================================================================
PHARMACEUTICALS (0.4%)
Teva Pharmaceutical Industries Ltd. ADR                        1,800               103
--------------------------------------------------------------------------------------
                                                                                 2,316
======================================================================================
TELECOMMUNICATION SERVICES (3.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
Amdocs Ltd.                                                 (a)5,500               132
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (3.1%)
AT&T Wireless Services, Inc.                               (a)36,750               301
Nextel Communications, Inc., Class A                       (a)13,038               236
Sprint Corp. (PCS Group)                                   (a)35,100               202
--------------------------------------------------------------------------------------
                                                                                   739
======================================================================================
                                                                                   871
======================================================================================
  TOTAL COMMON STOCKS (COST $25,678)                                            23,358
======================================================================================
PREFERRED STOCK (1.0%)
INFORMATION TECHNOLOGY (1.0%)
INTERNET SOFTWARE & SERVICES (1.0%)
Warp Solutions, Inc.,
  Series A (COST $800)                               (a)(i)1,473,124               228
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (COST $26,478)                                       23,586
======================================================================================

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (1.1%)
  Cash                                               $           166
  Receivable for Investments Sold                                 69
  Interest Receivable                                             18
  Receivable for Portfolio Shares Sold                             9
  Dividends Receivable                                             1               263
--------------------------------------------------------------------------------------
LIABILITIES (-1.2%)
  Payable for Portfolio Shares Redeemed                         (104)
  Payable for Investments Purchased                             (101)
  Investment Advisory Fees Payable                               (49)
  Custodian Fees Payable                                          (7)
  Directors' Fees and Expenses Payable                            (6)
  Administrative Fees Payable                                     (5)
  Distribution Fees, Class B                                      (1)
  Other Liabilities                                              (11)             (284)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $        23,565
======================================================================================

                                                                                 VALUE
                                                                                 (000)
--------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $       111,508
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                               (145)
Accumulated Net Realized Gain (Loss)                                           (84,906)
Unrealized Appreciation (Depreciation)
  on Investments                                                                (2,892)
--------------------------------------------------------------------------------------
NET ASSETS                                                             $        23,565
======================================================================================
CLASS A:
NET ASSETS                                                             $        20,797
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,563,544 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          8.11
======================================================================================
CLASS B:
NET ASSETS                                                             $         2,768
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 345,842 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                                $          8.00
======================================================================================

(a) -- Non-income producing security
(i) -- Restricted security valued at fair value and not registered under the Securities Act of 1933. Acquired 12/99 at a cost of $800,000. At June 30, 2003, this security had a market value of $228,000, representing 1.0% of net assets.
ADR -- American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         U.S. Real Estate Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)


Statement of Net Assets

                                                                                             VALUE
                                                                         SHARES              (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS (96.4%)
REAL ESTATE (96.4%)
DIVERSIFIED (2.4%)
American Financial Realty Trust REIT                                    107,500   $          1,603
Frontline Capital Group                                         (a)(d)1,179,600                @--
Vornado Realty Trust REIT                                               400,000             17,440
--------------------------------------------------------------------------------------------------
                                                                                            19,043
==================================================================================================
HEALTH CARE (1.7%)
Nationwide Health Properties, Inc. REIT                                 574,749              9,156
Ventas, Inc. REIT                                                       293,900              4,452
--------------------------------------------------------------------------------------------------
                                                                                            13,608
==================================================================================================
INDUSTRIAL (7.5%)
AMB Property Corp. REIT                                                 958,300             26,996
ProLogis REIT                                                         1,174,699             32,069
--------------------------------------------------------------------------------------------------
                                                                                            59,065
==================================================================================================
LODGING/RESORTS (10.3%)
FelCor Lodging Trust, Inc.                                              451,900              3,547
Hilton Hotels Corp.                                                   1,299,000             16,614
Host Marriot Corp. REIT                                            (a)2,744,900             25,116
Interstate Hotels & Resorts, Inc.                                     (a)28,830                136
Starwood Hotels & Resorts Worldwide, Inc.                             1,236,493             35,351
Wyndham International, Inc., Class A                               (a)1,468,154                646
--------------------------------------------------------------------------------------------------
                                                                                            81,410
==================================================================================================
OFFICE (21.8%)
Arden Realty, Inc. REIT                                               1,134,500             29,440
Beacon Capital Partners, Inc.                                     (a)(i)335,100              1,656
Boston Properties, Inc. REIT                                            815,650             35,726
Brookfield Properties Co.                                             2,146,901             45,622
Equity Office Properties Trust REIT                                   1,451,167             39,196
Mack-Cali Realty Corp. REIT                                             237,900              8,655
Reckson Associates Realty Corp. REIT                                     98,100              2,046
SL Green Realty Corp. REIT                                              301,800             10,530
--------------------------------------------------------------------------------------------------
                                                                                           172,871
==================================================================================================
OTHER (1.1%)
Atlantic Gulf Communities Corp.                                   (a)(i)140,284                @--
BRCP REIT LLC I                                                    (a)(d)34,429                 34
Brookfield Homes Corp.                                                  265,660              4,097
Pacific Gulf Properties, Inc.                                        (d)413,000                @--
Wellsford Real Properties, Inc.                                      (a)305,949              4,715
--------------------------------------------------------------------------------------------------
                                                                                             8,846
==================================================================================================
RESIDENTIAL APARTMENTS (18.9%)
Amli Residential Properties Trust REIT                                  142,900              3,365
Apartment Investment & Management Co., Class A REIT                     479,600             16,594
Archstone-Smith Trust REIT                                            1,486,996             35,688
Avalon Bay Communities, Inc. REIT                                       994,362             42,400
Equity Residential Properties Trust REIT                              1,127,480             29,258
Essex Property Trust, Inc. REIT                                         322,000             18,434
Post Properties, Inc. REIT                                               39,500              1,047
Summit Properties, Inc. REIT                                            115,400              2,383
--------------------------------------------------------------------------------------------------
                                                                                           149,169
==================================================================================================
RESIDENTIAL MANUFACTURED HOMES (2.7%)
Chateau Communities, Inc. REIT                                          484,752   $         14,344
Manufactured Home Communities, Inc. REIT                                210,400              7,387
--------------------------------------------------------------------------------------------------
                                                                                            21,731
==================================================================================================
RETAIL REGIONAL MALLS (19.1%)
Forest City Enterprises, Inc., Class A                                   74,400              3,084
General Growth Properties, Inc. REIT                                    483,900             30,215
Macerich Co. (The) REIT                                                  78,600              2,761
Rouse Co. (The) REIT                                                  1,031,100             39,285
Simon Property Group, Inc. REIT                                       1,458,000             56,906
Taubman Centers, Inc. REIT                                              992,778             19,021
--------------------------------------------------------------------------------------------------
                                                                                           151,272
==================================================================================================
RETAIL STRIP CENTERS (5.8%)
Burnham Pacific Properties, Inc.                                     (d)113,290                110
Chelsea Property Group, Inc. REIT                                         6,400                258
Federal Realty Investment Trust REIT                                    878,600             28,115
Pan Pacific Retail Properties, Inc.                                       5,100                201
Regency Centers Corp. REIT                                              483,800             16,923
--------------------------------------------------------------------------------------------------
                                                                                            45,607
==================================================================================================
SELF STORAGE (5.1%)
Public Storage, Inc. REIT                                               864,990             29,297
Shurgard Storage Centers, Inc., Class A REIT                            325,000             10,751
--------------------------------------------------------------------------------------------------
                                                                                            40,048
==================================================================================================
  TOTAL COMMON STOCKS (COST $666,853)                                                      762,670
==================================================================================================
PREFERRED STOCKS (1.1%)
REAL ESTATE (1.1%)
LODGING/RESORTS (0.7%)
Wyndham International, Inc., Series I                                 (d)87,157              5,609
--------------------------------------------------------------------------------------------------
OFFICE (0.4%)
Wyndham International, Inc., Series II                                (d)46,649              3,149
--------------------------------------------------------------------------------------------------
OTHER (0.0%)
Atlantic Gulf Communities Corp., Series B                         (a)(d)107,021                @--
--------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $6,329)                                                       8,758
==================================================================================================
CONVERTIBLE PREFERRED STOCK (0.0%)
REAL ESTATE (0.0%)
OTHER (0.0%)
Atlantic Gulf Communities Corp., Series B (COST $758)              (a)(d)75,765                @--
--------------------------------------------------------------------------------------------------

                                                                         NO. OF
                                                                       WARRANTS
--------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
REAL ESTATE (0.0%)
OTHER (0.0%)
Atlantic Gulf Communities Corp.,
  Class A, expiring 6/24/04                                        (a)(d)62,000                @--
Atlantic Gulf Communities Corp.,
  Class B, expiring 6/23/04                                        (a)(d)50,510                @--
Atlantic Gulf Communities Corp.,
  Class B, expiring 6/24/04                                        (a)(d)62,000                @--
Atlantic Gulf Communities Corp.,
  Class C, expiring 6/23/04                                        (a)(d)50,510                @--

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
U.S. Real Estate Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                         NO. OF              VALUE
                                                                       WARRANTS              (000)
--------------------------------------------------------------------------------------------------
REAL ESTATE (CONT'D)
OTHER (CONT'D)
Atlantic Gulf Communities Corp., Class C, expiring 6/24/04         (a)(d)62,000   $            @--
--------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (COST $ @--)                                                                  @--
==================================================================================================

                                                                           FACE
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.1%)
REPURCHASE AGREEMENT (2.1%)
J.P. Morgan Securities, Inc., 1.05%, dated 6/30/03, due
  7/1/03 (COST $16,177)                                        $      (f)16,177             16,177
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%) (COST $690,117)                                                  787,605
==================================================================================================

                                                                          VALUE
                                                                          (000)
--------------------------------------------------------------------------------------------------
OTHER ASSETS (1.0%)
  Cash                                                                      822
  Dividends Receivable                                                    4,458
  Receivable for Portfolio Shares Sold                                    1,815
  Receivable for Investments Sold                                           417
  Other                                                                       3              7,515
==================================================================================================
LIABILITIES (-0.6%)
  Payable for Portfolio Shares Redeemed                                  (2,085)
  Investment Advisory Fees Payable                                       (1,539)
  Payable for Investments Purchased                                        (394)
  Administrative Fees Payable                                              (112)
  Directors' Fees and Expenses Payable                                      (42)
  Distribution Fees, Class B                                                (24)
  Custodian Fees Payable                                                    (17)
  Unfunded Commitments-- See Note A-12 to financial
   statements                                                                --
  Other Liabilities                                                         (65)            (4,278)
--------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                 $        790,842
==================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $        697,809
Undistributed (Distributions in Excess of) Net Investment
  Income                                                                                     4,287
Accumulated Net Realized Gain (Loss)                                                        (8,742)
Unrealized Appreciation (Depreciation) on Investments                                       97,488
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $        790,842
==================================================================================================

                                                                                             VALUE
                                                                                             (000)
--------------------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                                        $        750,295
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 48,930,285 outstanding $0.001 par value
   shares (authorized 500,000,000 shares)                                         $          15.33
==================================================================================================
CLASS B:
NET ASSETS                                                                        $         40,547
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 2,661,997 outstanding $0.001 par value
   shares (authorized 500,000,000 shares)                                         $          15.23
==================================================================================================

(a) -- Non-income producing security
(d) -- Securities were valued at fair value -- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held $8,902,000 of fair valued securities, representing 1.1% of net assets.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(i) -- Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. and Beacon Capital Partners, Inc. were acquired 6/97 and 3/98, respectively, at a cost of $790,000 and $1,743,000, respectively. At June 30, 2003, these securities had an aggregate market value of $1,656,000, representing 0.2% of net assets.
@   -- Value is less than $500.
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Value Equity Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                             VALUE
                                                                         SHARES              (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS (97.5%)
AUTO & TRANSPORTATION (3.0%)
AUTO TRUCKS & Parts (2.2%)
ArvinMeritor, Inc.                                                      137,200   $          2,769
--------------------------------------------------------------------------------------------------
RAILROADS (0.8%)
Union Pacific Corp.                                                      17,600              1,021
--------------------------------------------------------------------------------------------------
                                                                                             3,790
==================================================================================================
Consumer Discretionary (8.1%)
COMMUNICATIONS & Media (0.3%)
Walt Disney Co. (The)                                                    16,000                316
--------------------------------------------------------------------------------------------------
RADIO & TV BROADCASTERS (0.9%)
Liberty Media Corp., Class A                                         (a)104,400              1,207
--------------------------------------------------------------------------------------------------
RETAIL (5.0%)
Best Buy Co., Inc.                                                    (a)60,100              2,640
CVS Corp.                                                                 2,200                 62
Federated Department Stores, Inc.                                        58,400              2,152
Home Depot, Inc.                                                         47,900              1,586
--------------------------------------------------------------------------------------------------
                                                                                             6,440
==================================================================================================
SERVICES: COMMERCIAL (1.9%)
Accenture Ltd.                                                       (a)138,000              2,496
--------------------------------------------------------------------------------------------------
                                                                                            10,459
==================================================================================================
CONSUMER STAPLES (3.7%)
FOODS (0.4%)
Unilever N.V. ADR                                                         8,800                475
--------------------------------------------------------------------------------------------------
SOAPS & HOUSEHOLD CHEMICALS (1.2%)
Procter & Gamble Co.                                                     17,800              1,588
--------------------------------------------------------------------------------------------------
TOBACCO (2.1%)
Altria Group, Inc.                                                       57,900              2,631
--------------------------------------------------------------------------------------------------
                                                                                             4,694
==================================================================================================
FINANCIAL SERVICES (33.5%)
DIVERSIFIED FINANCIAL SERVICES (12.3%)
Bank of America Corp.                                                    39,600              3,130
Comerica, Inc.                                                           53,300              2,478
Mellon Financial Corp.                                                  115,000              3,191
PNC Financial Services Group, Inc.                                       77,900              3,802
U.S. Bancorp                                                            131,700              3,227
--------------------------------------------------------------------------------------------------
                                                                                            15,828
==================================================================================================
FINANCIAL MISCELLANEOUS (4.8%)
Federal Home Loan Mortgage Corp.                                         63,600              3,229
MBNA Corp.                                                              140,000              2,917
--------------------------------------------------------------------------------------------------
                                                                                             6,146
==================================================================================================
INSURANCE: LIFE (2.5%)
Lincoln National Corp.                                                   57,000              2,031
Principal Financial Group, Inc.                                          37,700              1,216
--------------------------------------------------------------------------------------------------
                                                                                             3,247
==================================================================================================
INSURANCE: MULTI-LINE (4.0%)
Hartford Financial Services Group, Inc.                                  79,600              4,009
Travelers Property Casualty Corp., Class A                               58,500                930
Travelers Property Casualty Corp., Class B                               11,500                181
--------------------------------------------------------------------------------------------------
                                                                                             5,120
==================================================================================================
INVESTMENT MANAGEMENT COMPANIES (9.9%)
Citigroup, Inc.                                                         139,000              5,949
Goldman Sachs Group, Inc.                                                19,100              1,600
J.P. Morgan Chase & Co.                                                  33,300   $          1,138
Lehman Brothers Holdings, Inc.                                           13,500                898
Merrill Lynch & Co., Inc.                                                66,500              3,104
--------------------------------------------------------------------------------------------------
                                                                                            12,689
==================================================================================================
                                                                                            43,030
==================================================================================================
HEALTH CARE (6.9%)
DRUGS & PHARMACEUTICALS (5.3%)
Abbott Laboratories                                                      24,200              1,059
Bristol-Myers Squibb Co.                                                 59,100              1,604
Merck & Co., Inc.                                                        35,700              2,161
Pfizer, Inc.                                                             19,700                673
Wyeth                                                                    27,700              1,262
--------------------------------------------------------------------------------------------------
                                                                                             6,759
==================================================================================================
HEALTH CARE SERVICES (1.6%)
HealthNet, Inc.                                                       (a)63,300              2,086
--------------------------------------------------------------------------------------------------
                                                                                             8,845
==================================================================================================
INTEGRATED OILS (6.9%)
OIL: INTEGRATED DOMESTIC (6.9%)
BP plc ADR                                                               30,800              1,294
Exxon Mobil Corp.                                                        85,000              3,052
Royal Dutch Petroleum Co. ADR                                            46,000              2,145
Total S.A. ADR                                                           31,400              2,380
--------------------------------------------------------------------------------------------------
                                                                                             8,871
==================================================================================================
MATERIALS & PROCESSING (6.6%)
BUILDING: MISCELLANEOUS (1.3%)
Masco Corp.                                                              68,700              1,639
--------------------------------------------------------------------------------------------------
CHEMICALS (2.7%)
Air Products & Chemicals, Inc.                                           33,200              1,381
Engelhard Corp.                                                          53,900              1,335
PPG Industries, Inc.                                                     14,500                736
--------------------------------------------------------------------------------------------------
                                                                                             3,452
==================================================================================================
CONTAINERS & PACKAGING: PAPER & PLASTIC (1.2%)
Smurfit-Stone Container Corp.                                        (a)120,400              1,569
--------------------------------------------------------------------------------------------------
PAPER (1.4%)
Weyerhauser Co.                                                          34,800              1,879
--------------------------------------------------------------------------------------------------
                                                                                             8,539
==================================================================================================
PRODUCER DURABLES (11.9%)
AEROSPACE (1.9%)
Boeing Co. (The)                                                         31,000              1,064
United Technologies Corp.                                                19,000              1,346
--------------------------------------------------------------------------------------------------
                                                                                             2,410
==================================================================================================
INDUSTRIAL PRODUCTS (1.6%)
Stanley Works (The)                                                      74,000              2,042
--------------------------------------------------------------------------------------------------
MACHINERY: CONSTRUCTION & HANDLING (1.3%)
Caterpillar, Inc.                                                        30,400              1,692
--------------------------------------------------------------------------------------------------
MANUFACTURING (6.4%)
Honeywell International, Inc.                                           117,400              3,152
Tyco International Ltd.                                                 266,200              5,053
--------------------------------------------------------------------------------------------------
                                                                                             8,205
==================================================================================================
PRODUCTION TECHNOLOGY EQUIPMENT (0.7%)
Applied Materials, Inc.                                               (a)58,700                931
--------------------------------------------------------------------------------------------------
                                                                                            15,280
==================================================================================================

The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Value Equity Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                             VALUE
                                                                         SHARES              (000)
--------------------------------------------------------------------------------------------------
TECHNOLOGY (10.4%)
COMMUNICATIONS TECHNOLOGY (2.9%)
ADC Telecommunications, Inc.                                         (a)146,000   $            340
Lucent Technologies, Inc.                                            (a)207,600                421
Motorola, Inc.                                                          131,500              1,240
Nokia Oyj ADR                                                            86,400              1,419
Tellabs, Inc.                                                         (a)55,800                367
--------------------------------------------------------------------------------------------------
                                                                                             3,787
==================================================================================================
COMPUTER SERVICES SOFTWARE & SYSTEMS (2.8%)
BMC Software, Inc.                                                   (a)169,400              2,766
Check Point Software Technologies Ltd.                                (a)42,700                835
--------------------------------------------------------------------------------------------------
                                                                                             3,601
==================================================================================================
COMPUTER TECHNOLOGY (2.4%)
Hewlett-Packard Co.                                                     106,800              2,275
International Business Machines Corp.                                     9,600                792
--------------------------------------------------------------------------------------------------
                                                                                             3,067
==================================================================================================
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS (1.3%)
Koninklijke (Royal) Philips Electronics N.V. (NY Shares)                 58,900              1,126
Solectron Corp.                                                      (a)140,400                525
--------------------------------------------------------------------------------------------------
                                                                                             1,651
==================================================================================================
ELECTRONICS: TECHNOLOGY (1.0%)
General Dynamics Corp.                                                   17,600              1,276
--------------------------------------------------------------------------------------------------
                                                                                            13,382
==================================================================================================
UTILITIES (6.5%)
UTILITIES: CABLE TV & RADIO (1.0%)
Comcast Corp.                                                         (a)45,300              1,306
--------------------------------------------------------------------------------------------------
UTILITIES: ELECTRICAL (1.0%)
Exelon Corp.                                                             21,200              1,268
--------------------------------------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS (4.5%)
SBC Communications, Inc.                                                112,800              2,882
Verizon Communications, Inc.                                             73,400              2,896
--------------------------------------------------------------------------------------------------
                                                                                             5,778
==================================================================================================
                                                                                             8,352
==================================================================================================
  TOTAL COMMON STOCKS (Cost $122,252)                                                      125,242
==================================================================================================

                                                                           FACE
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.6%)
REPURCHASE AGREEMENT (2.6%)
J.P. Morgan Securities, Inc., 1.05%, dated 6/30/03, due
 7/1/03 (COST $3,357)                                          $       (f)3,357              3,357
--------------------------------------------------------------------------------------------------

                                                                          VALUE              VALUE
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (COST $125,609)                                        $        128,599
==================================================================================================
OTHER ASSETS (0.2%)
  Dividends Receivable                                         $            172
  Receivable for Portfolio Shares Sold                                      142
  Other                                                                       4                318
--------------------------------------------------------------------------------------------------
LIABILITIES (-0.3%)
  Payable for Portfolio Shares Redeemed                                    (222)
  Investment Advisory Fees Payable                                         (131)
  Distribution Fees, Class B                                                (32)
  Administrative Fees Payable                                               (20)
  Payable for Investments Purchased                                         (20)
  Directors' Fees and Expenses Payable                                      (19)
  Custodian Fees Payable                                                     (5)
  Other Liabilities                                                         (17)              (466)
--------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                 $        128,451
==================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $        157,472
Undistributed (Distributions in Excess of) Net Investment
 Income                                                                                        500
Accumulated Net Realized Gain (Loss)                                                       (32,511)
Unrealized Appreciation (Depreciation) on Investments                                        2,990
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $        128,451
==================================================================================================
CLASS A:
NET ASSETS                                                                        $         71,909
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 8,952,986 outstanding $0.001 par value
   shares (authorized 500,000,000 shares)                                         $           8.03
--------------------------------------------------------------------------------------------------
CLASS B:
NET ASSETS                                                                        $         56,542
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 7,044,642 outstanding $0.001 par value
   shares (authorized 500,000,000 shares)                                         $           8.03
==================================================================================================

(a) -- Non-income producing security
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR -- American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Emerging Markets Debt Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                           FACE
                                                                         AMOUNT              VALUE
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (95.3%)
ARGENTINA (1.5%)
SOVEREIGN (1.5%)
Republic of Argentina, 75.219%, 4/10/05                        $    (b)(h)1,210   $            436
Republic of Argentina, Series L-GP, 6.00%, 3/31/23                       (b)870                459
--------------------------------------------------------------------------------------------------
                                                                                               895
==================================================================================================
BRAZIL (16.8%)
SOVEREIGN (16.8%)
Federative Republic of Brazil, 8.875%, 4/15/24                            2,390              1,860
Federative Republic of Brazil, 10.00%, 1/16/07                            1,030              1,058
Federative Republic of Brazil, 11.25%, 7/26/07                              490                511
Federative Republic of Brazil, 12.00%, 4/15/10                            4,850              5,051
Federative Republic of Brazil, 12.25%, 3/6/30                               250                251
Federative Republic of Brazil, 12.75%, 1/15/20                              520                537
Federative Republic of Brazil, Series C, 8.00%, 4/15/14                     763                674
--------------------------------------------------------------------------------------------------
                                                                                             9,942
==================================================================================================
BULGARIA (3.7%)
SOVEREIGN (3.7%)
Republic of Bulgaria, 8.25%, 1/15/15                                        373                440
Republic of Bulgaria (Registered), 8.25%, 1/15/15                         1,460              1,723
--------------------------------------------------------------------------------------------------
                                                                                             2,163
==================================================================================================
CHILE (1.9%)
CORPORATE (1.9%)
Empresa Nacional De Petroleo, 6.75%, 11/15/12                          (e)1,020              1,149
--------------------------------------------------------------------------------------------------
COLOMBIA (6.7%)
SOVEREIGN (6.7%)
Republic of Colombia, 9.75%, 4/9/11                                       1,762              2,005
Republic of Colombia, 10.00%, 1/23/12                                       800                896
Republic of Colombia, 10.50%, 7/9/10                                        250                287
Republic of Colombia, 10.75%, 1/15/13                                       340                398
Republic of Colombia, 11.75%, 2/25/20                                       300                373
--------------------------------------------------------------------------------------------------
                                                                                             3,959
==================================================================================================
EL SALVADOR (0.4%)
SOVEREIGN (0.4%)
Republic of El Salvador, 8.25%, 4/10/32                                     250                243
--------------------------------------------------------------------------------------------------
INDONESIA (0.9%)
CORPORATE (0.9%)
Tjiwi Kimia Finance Mauritius Ltd., 10.00%, 8/1/04                       (b)460                148
Tjiwi Kimia International BV, 13.25%, 8/1/49                           (b)1,190                384
--------------------------------------------------------------------------------------------------
                                                                                               532
==================================================================================================
IVORY COAST (0.2%)
SOVEREIGN (0.2%)
Ivory Coast, Series US-1, 2.00%, 3/29/18                              (b)(n)580                109
--------------------------------------------------------------------------------------------------
MAURITIUS (1.4%)
CORPORATE (1.4%)
Pindo Deli Financial Mauritius, 10.75%, 10/1/07                     (b)(e)3,200                824
--------------------------------------------------------------------------------------------------
MEXICO (22.6%)
CORPORATE (5.2%)
Pemex Project Funding Master Trust, 8.625%, 2/1/22                          480                548
Pemex Project Funding Master Trust, 9.125%, 10/13/10                        990              1,198
Petroleos Mexicanos, 9.50%, 9/15/27                            $            650   $            809
Satelites Mexicanos S.A., 10.125%, 11/1/04                                1,155                532
--------------------------------------------------------------------------------------------------
                                                                                             3,087
==================================================================================================
SOVEREIGN (17.4%)
United Mexican States, (MTN), 8.30%, 8/15/31                              2,090              2,406
United Mexican States, Series A, 9.875%, 2/1/10                           1,210              1,552
United Mexican States, 10.375%, 2/17/09                                   1,120              1,449
United Mexican States, 11.375%, 9/15/16                                   3,400              4,947
--------------------------------------------------------------------------------------------------
                                                                                            10,354
==================================================================================================
                                                                                            13,441
--------------------------------------------------------------------------------------------------
NIGERIA (1.1%)
SOVEREIGN (1.1%)
Central Bank of Nigeria, 6.25%, 11/15/20                                 (n)750                641
==================================================================================================
PANAMA (2.7%)
SOVEREIGN (2.7%)
Republic of Panama, 9.375%, 4/1/29                                        1,000              1,155
Republic of Panama, 9.625%, 2/8/11                                          395                458
--------------------------------------------------------------------------------------------------
                                                                                             1,613
==================================================================================================
PERU (5.0%)
SOVEREIGN (5.0%)
Republic of Peru, 9.125%, 2/21/12                                           550                586
Republic of Peru, 9.875%, 2/6/15                                          2,190              2,404
--------------------------------------------------------------------------------------------------
                                                                                             2,990
==================================================================================================
PHILIPPINES (4.2%)
SOVEREIGN (4.2%)
Republic of Philippines, 9.375%, 1/18/17                                    830                911
Republic of Philippines, 9.875%, 1/15/19                                    880                971
Republic of Philippines, 10.625%, 3/16/25                                   530                617
--------------------------------------------------------------------------------------------------
                                                                                             2,499
==================================================================================================
QATAR (0.8%)
SOVEREIGN (0.8%)
State of Qatar, (Registered), 9.75%, 6/15/30                                350                487
--------------------------------------------------------------------------------------------------
RUSSIA (19.5%)
SOVEREIGN (19.5%)
Russian Federation, 5.00%, 3/31/30                                     (n)4,433              4,300
Russian Federation, 5.00%, 3/31/30                                     (e)(n)65                 63
Russian Federation, 8.75%, 7/24/05                                        1,100              1,227
Russian Federation, 12.75%, 6/24/28                                       3,540              5,947
--------------------------------------------------------------------------------------------------
                                                                                            11,537
==================================================================================================
SOUTH KOREA (0.7%)
SOVEREIGN (0.7%)
Republic of South Korea, 4.25%, 6/1/13                                      420                409
--------------------------------------------------------------------------------------------------
TUNISIA (0.4%)
CORPORATE (0.4%)
Banque Centrale de Tunisie, 7.375%, 4/25/12                                 210                245
--------------------------------------------------------------------------------------------------
UKRAINE (1.2%)
SOVEREIGN (1.2%)
Ukraine Government, 11.00%, 3/15/07                                         641                705
--------------------------------------------------------------------------------------------------
URUGUAY (0.3%)
SOVEREIGN (0.3%)
Government of Uruguay, 7.25%, 2/15/11                                       224                178
--------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Emerging Markets Debt Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           FACE
                                                                         AMOUNT              VALUE
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
VENEZUELA (3.3%)
SOVEREIGN (3.3%)
Republic of Venezuela, 9.25%, 9/15/27                          $          1,670   $          1,236
Republic of Venezuela, Debt Conversion Bond, Series DL,
 2.33%, 12/18/07                                                         (h)900                723
--------------------------------------------------------------------------------------------------
                                                                                             1,959
==================================================================================================
  TOTAL DEBT INSTRUMENTS (Cost $51,993)                                                     56,520
==================================================================================================

                                                                         NO. OF
                                                                       WARRANTS
--------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
COLOMBIA (0.0%)
Occidente y Caribe Cellular, expiring 3/15/04                      (a)(d)20,600                @--
--------------------------------------------------------------------------------------------------
NIGERIA (0.0%)
Central Bank of Nigeria, expiring 11/15/20                          (a)(d)8,500                @--
--------------------------------------------------------------------------------------------------
VENEZUELA (0.0%)
Republic of Venezuela, expiring 4/15/20                                (a)2,700                @--
--------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (Cost $13)                                                                    @--
==================================================================================================

                                                                           FACE
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.8%)
REPURCHASE AGREEMENT (2.8%)
J.P. Morgan Securities, Inc., 1.05%, dated 6/30/03, due
 7/1/03 (COST $1,662)                                          $       (f)1,662              1,662
--------------------------------------------------------------------------------------------------
Foreign Currency (0.0%)
Euro (COST $13)                                                EUR           11                 13
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.1%) (COST $53,681)                                                    58,195
==================================================================================================

                                                                          VALUE
                                                                          (000)
--------------------------------------------------------------------------------------------------
OTHER ASSETS (3.7%)
  Interest Receivable                                          $          1,240
  Receivable Due from Broker                                                932
  Receivable for Portfolio Shares Sold                                       53
  Other                                                                       6              2,231
--------------------------------------------------------------------------------------------------
LIABILITIES (-1.8%)
  Payable for Investments Purchased                                        (842)
  Investment Advisory Fees Payable                                         (113)
  Bank Overdraft Payable                                                    (57)
  Payable for Portfolio Shares Redeemed                                     (19)
  Directors' Fees and Expenses Payable                                      (13)
  Administrative Fees Payable                                               (10)
  Custodian Fees Payable                                                     (9)
  Other Liabilities                                                         (16)            (1,079)
--------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                 $         59,347
==================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $        144,215
Undistributed (Distributions in Excess of) Net Investment
 Income                                                                                      1,630
Accumulated Net Realized Gain (Loss)                                                       (91,042)
Unrealized Appreciation (Depreciation) on Investments and
 Futures                                                                                     4,544
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $         59,347
==================================================================================================
CLASS A:
NET ASSETS                                                                        $         58,942
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 16,930,871 outstanding $0.001 par value
   shares (authorized 500,000,000 shares)                                         $           3.48
==================================================================================================
CLASS B:
NET ASSETS                                                                        $            405
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 114,172 outstanding $0.001 par value
   shares (authorized 500,000,000 shares)                                         $           3.55
==================================================================================================

(a) -- Non-income producing security
(b) -- Issuer is in default.
(d) -- Securities were valued at fair value -- See Note A-1 to financial statements. At June 30, 2003, the Portfolio held fair valued securities, representing less than 0.05% of net assets.
(e) -- 144A security -- certain  conditions  for public sale may exist.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) -- Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on June 30, 2003.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity Rate disclosed is the ultimate maturity date.
@   -- Value is less than $500.
MTN -- Medium-Term Note

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                          NET
                                  (NUMBER)                            UNREALIZED
                                     OF        VALUE   (EXPIRATION)  (GAIN) (LOSS)
                                  CONTRACTS    (000)       DATE          (000)
----------------------------------------------------------------------------------
Short:
  U.S. Treasury 5 yr. Note            168    $ 19,341     Sep-03        $   7
  U.S. Treasury 10 yr. Note            74       8,690     Sep-03           23
                                                                        -----
                                                                        $  30
                                                                        -----

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Money Market Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                           FACE          AMORTIZED
                                                                         AMOUNT               COST
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS (87.5%)
DIVERSIFIED FINANCIAL SERVICES (3.6%)
General Electric Capital Corp., 0.92%, 8/29/03                 $         40,000   $         39,939
--------------------------------------------------------------------------------------------------
FINANCE - AUTOMOTIVE (7.2%)
American Honda Finance Corp., 1.01%, 8/12/03                             40,000             39,952
BMW US Capital Corp., 1.17%, 7/28/03                                     40,000             39,964
--------------------------------------------------------------------------------------------------
                                                                                            79,916
==================================================================================================
FINANCE - CONSUMER (11.7%)
DaimlerChrysler Revolving Auto Conduit, LLC, 1.05%, 7/1/03               40,000             40,000
Mortgage Interest Networking Trust, 0.92%, 8/21/03                       45,000             44,940
New Center Asset Trust, 1.11%, 7/10/03                                   45,000             44,986
--------------------------------------------------------------------------------------------------
                                                                                           129,926
==================================================================================================
INTERNATIONAL BANKS (18.4%)
Canadian Imperial Holding Corp., 1.15%, 7/14/03                          45,000             44,980
Dexia, 1.25%, 7/2/03                                                     40,000             40,000
Royal Bank of Scotland, 1.09%, 7/8/03                                    40,000             39,990
Societe Generale North American, 1.03%, 8/6/03                           40,000             39,958
UBS Finance (Del) LLC, 0.97%, 8/4/03                                     40,000             39,962
--------------------------------------------------------------------------------------------------
                                                                                           204,890
==================================================================================================
MAJOR BANKS (14.4%)
Bank of America, 1.00%, 8/15/03                                          40,000             40,000
Lasalle Bank NA, 1.05%, 8/11/03                                          40,000             40,000
State Street Bank & Trust Co., 1.03%, 7/16/03                            40,000             40,000
Wells Fargo Bank NA, 1.22%, 7/22/03                                      40,000             40,000
--------------------------------------------------------------------------------------------------
                                                                                           160,000
==================================================================================================
US GOVERNMENT & AGENCY SECURITIES (32.2%)
Federal Farm Credit Bank, 1.42%, 8/6/03                                  25,000             24,964
Federal Home Loan Bank, 1.00%, 8/1/03                                    23,850             23,829
Federal Home Loan Bank, 1.05%, 7/24/03                                   45,000             44,968
Federal Home Loan Bank, 1.14%, 7/11/03                                   25,000             24,991
Federal National Mortgage Association, 0.85%, 7/28/03                    50,000             49,967
Federal National Mortgage Association, 0.89%, 8/27/03                    40,000             39,943
Federal National Mortgage Association, 0.92%, 7/31/03                   100,000             99,921
Federal National Mortgage Association, 1.05%, 7/18/03                    50,000             49,974
--------------------------------------------------------------------------------------------------
                                                                                           358,557
==================================================================================================
  TOTAL MONEY MARKET INSTRUMENTS (Cost $973,228)                                           973,228
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (12.6%)
Bear Stearns & Co., Tri-Party, 1.20%, dated 6/30/03, due
 7/1/03 (Cost $140,600)                                              (f)140,600            140,600
==================================================================================================

                                                                          VALUE              VALUE
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $1,113,828)                                      $      1,113,828
==================================================================================================
OTHER ASSETS (0.0%)
  Cash                                                         $             35
  Interest Receivable                                                       164
  Other                                                                      20                219
--------------------------------------------------------------------------------------------------
LIABILITIES (-0.1%)
  Investment Advisory Fees Payable                                         (850)
  Dividends Declared                                                       (272)
  Directors' Fees and Expenses Payable                                     (178)
  Administrative Fees Payable                                              (165)
  Custodian Fees Payable                                                    (22)
  Other Liabilities                                                         (68)            (1,555)
--------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                  $      1,112,492
==================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $      1,112,404
Undistributed Net Investment Income                                                             88
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $      1,112,492
==================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 1,112,574,597 outstanding $0.001 par value
   shares (authorized 4,000,000,000 shares)                                       $           1.00
--------------------------------------------------------------------------------------------------

(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Municipal Money Market Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets

                                                                           FACE          AMORTIZED
                                                                         AMOUNT               COST
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
TAX-EXEMPT INSTRUMENTS (102.7%)
FIXED RATE INSTRUMENTS (32.4%)
COMMERCIAL PAPER (19.1%)
Clark County, Nevada, Motor Vehicle Fuel Tax, Ser. B, 1.00%,
  8/14/03                                                      $         16,600   $         16,600
Harris County, Texas, Notes, Ser. A-1, 1.08%, 8/7/03                     14,867             14,867
Houston, Texas, Water & Sewer, Ser. 1994 A, 1.15%, 7/8/03                 5,000              5,000
Jacksonville Health Facilities Authority, Florida,
 St. Luke's Hospital Association, Ser. 2001 A, 1.05%, 8/20/03             7,445              7,445
Maryland Health & Higher Educational Facilities
 Authority, Maryland, John Hopkins University, Ser. A, 1.00%,
 7/14/03                                                                 10,000             10,000
Massachusetts Water Resources Authority, Ser. 1999, 1.05%,
 7/16/03                                                                 15,000             15,000
Montgomery County Industrial Development Authority,
 Pennsylvania, PECO Energy Co., Ser. 1994 A, 1.00%, 7/28/03              13,000             13,000
Rochester, Minnesota, Mayo Foundation/Mayo Medical
 Center, Ser. 2000 C, 1.03%, 7/22/03                                     10,000             10,000
San Antonio, Texas, Electric & Gas, Ser. 1995 A, 1.08%,
 7/14/03                                                                 12,000             12,000
San Antonio, Texas, Electric & Gas, Ser. 1995 A, 1.10%,
 7/10/03                                                                  7,200              7,200
San Antonio, Texas, Water System, Ser. 2001 A, 1.10%,
 7/9/03                                                                   7,200              7,200
South Carolina Public Service Authority, Santee
 Cooper, Ser. 1998, 1.03%, 7/17/03                                       15,000             15,000
University of Texas System, Permanent University Fund,
 Ser. A, 0.93%, 11/7/03                                                  15,000             15,000
--------------------------------------------------------------------------------------------------
                                                                                           148,312
==================================================================================================
MUNICIPAL BONDS & NOTES (8.0%)
California School Cash Reserve Program Authority, Pool,
 Ser. 2003 A, 2.00%, 7/6/04                                               5,000              5,055
Erie County, New York, Ser. 2003-2004 A RANs, 1.50%, 6/24/04              5,000              5,029
Indiana Bond Bank, Midyear Funding Notes, Ser. 2003 A,
 1.25%, 4/15/04                                                          15,000             15,037
Indianapolis Local Public Improvement Bond Bank,
 Indiana, Ser. 2003 F, 1.25%, 1/8/04                                      5,000              5,010
Kentucky Association of Counties Advance
 Revenue Program, Ser. 2003 A COPs TRANs, 2.00%, 6/30/04                 15,000             15,163
New York State Thruway Authority, Ser. 2003 A BANs, 1.125%,
 3/25/04                                                                  7,000              7,001
Texas, Ser. 2002 TRANs, 2.75%, 8/29/03                                   10,000             10,022
--------------------------------------------------------------------------------------------------
                                                                                            62,317
==================================================================================================
PUT OPTION BONDS (5.3%)
Intermountain Power Agency, Utah, Ser. 1985 E (Ambac),
 (Put 9/15/03), 1.00%, 7/1/14                                            23,500             23,500
Oklahoma Water Resources Board, State Loan, Ser. 1995,
 (Put 9/02/03), 1.10%, 9/1/24                                             9,670              9,670
Oklahoma Water Resources Board, State Loan, Ser. 2001,
 (Put 10/1/03), 1.10%, 10/1/34                                 $          8,420   $          8,420
--------------------------------------------------------------------------------------------------
                                                                                            41,590
==================================================================================================
                                                                                           252,219
==================================================================================================
VARIABLE/FLOATING RATE INSTRUMENTS (70.3%)
DAILY VARIABLE RATE BONDS (12.2%)
California Department of Water Resources, Power
 Supply, Ser. B, Sub Ser. B-1, 1.00%, 5/1/22                              2,600              2,600
Clarksville Public Building Authority, Tennessee, Pooled
 Financing, Ser. 2001, 1.00%, 7/1/31                                      3,235              3,235
Harris County Health Facilities Development Corp.,
 Texas, Methodist Hospital, Ser. 2002, 0.95%, 12/1/32                     5,000              5,000
Idaho Health Facilities Authority, St. Luke's Regional
 Medical Center, Ser. 1995, 1.00%, 5/1/22                                 2,485              2,485
Illinois Development Finance Authority, Jewish  Federation
 of Metropolitan Chicago, Ser. 2002 (Ambac), 1.00%, 9/1/32                1,300              1,300
Illinois Health Facilities Authority, Northwestern Memorial
 Hospital, Ser. 1995, 1.00%, 8/15/25                                     11,450             11,450
Illinois Health Facilities Authority, Northwestern Memorial
 Hospital, Ser. 2002 B, 1.00%, 8/15/09                                    7,000              7,000
Illinois Health Facilities Authority, University of Chicago
 Hospitals, Ser. 1998 (MBIA), 1.00%, 8/1/26                               6,380              6,380
Loudoun County Industrial Development Authority, Virginia,
 Howard Hughes Medical Institute, Ser. 2003 C, 1.05%,
 2/15/38                                                                  8,500              8,500
Metropolitan Government of Nashville & Davidson County
 Health & Education Facilities Board, Tennessee, Vanderbilt
 University, Ser. 2002 B, 0.93%, 10/1/32                                  2,600              2,600
Missouri Health & Educational Facilities Authority, Cox
Health System, Ser. 2002 (Ambac), 1.10%, 6/1/22                           8,500              8,500
Orange County Sanitation District, California,
 Ser. 2000 B COPs, 0.85%, 8/1/30                                          6,000              6,000
Salt Lake County, Utah, Service Station Holdings British
 Petroleum, Ser. 1994 B, 0.98%, 8/1/07                                   10,800             10,800
Unita County, Wyoming, Chevron USA, Ser. 1993,
 0.90%, 8/15/20                                                           7,700              7,700
Utah County, Utah, IHC Health Services, Inc.,
 Ser. 2002 B, 1.00%, 5/15/35                                              7,300              7,300
Ward County, North Dakota, Trinity Obligated Group,
 Ser. 2002 A, 1.00%, 7/1/29                                               4,250              4,250
--------------------------------------------------------------------------------------------------
                                                                                            95,100
==================================================================================================
WEEKLY VARIABLE RATE BONDS (58.1%)
Allegheny County Hospital Development Authority,
 Pennsylvania, Presbyterian-University Health System,
 Inc., Ser. 1990 C (MBIA), 0.95%, 3/1/20                                  8,000              8,000
Arizona Health Facilities Authority, Northern  Arizona
 Healthcare, Ser. 1996 B (MBIA),  1.00%, 10/1/26                          4,250              4,250
Arkansas Development Finance Authority, Higher Education
 Capital Asset Program, Ser.1985 A (FGIC), 0.90%, 12/1/15                 6,900              6,900

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Municipal Money Market Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           FACE          AMORTIZED
                                                                         AMOUNT               COST
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
VARIABLE/FLOATING RATE INSTRUMENTS (CONT'D)
WEEKLY VARIABLE RATE BONDS (CONT'D)
Atlanta, Georgia, Water & Wastewater, Ser. 2001 B (FSA),
 0.90%, 11/1/38                                                $         15,000   $         15,000
Bi-State Development Agency of the Missouri-Illinois
 Metropolitan District, Metrolink Cross County Extension,
 Ser. 2002 A (FSA), 0.95%, 10/1/32                                       13,000             13,000
Charlotte-Mecklenberg Hospital Authority, North Carolina,
 Health Care System, Ser. 1996 C, 0.90%, 1/15/26                         11,000             11,000
Chicago Metropolitan Water Reclamation District, Illinois,
 Ser. 2002 E, 0.90%, 12/1/22                                              9,000              9,000
Chicago, Illinois, Neighborhoods Alive, Ser. 21 B
 (MBIA), 0.95%, 1/1/37                                                    8,000              8,000
Clark County, Nevada, Airport System Sub-Lien,
 Ser. 2001 C (FGIC), 0.90%, 7/1/29                                       16,360             16,360
Clarksville Pubic Building Authority, Tennessee, Pooled
 Financing, Ser. 1994, 1.00%, 6/1/24                                      4,205              4,205
Clarksville Public Building Authority, Tennessee, Pooled
 Financing, Ser. 1995, 1.00%, 10/1/25                                    11,010             11,010
Cleveland, Ohio, Airport System, Ser. 2001 C (FSA),
 0.90%, 1/1/31                                                           10,000             10,000
Cleveland, Ohio, Income Tax Refunding, Sub Ser. 1994
 (Ambac), 0.97%, 5/15/24                                                 11,537             11,537
Detroit, Michigan, Sewage Disposal System, Senior
 Lien, Ser. 2001 C-1 (FSA), 0.90%, 7/1/27                                15,600             15,600
Fulton County Development Authority, Georgia,
 Morehouse College, Ser. 1997, 1.00%, 8/1/17                              3,415              3,415
Harris County Industrial Development Corp., Texas,
 Baytank, Inc., Ser. 1998, 0.95%, 2/1/20                                  4,400              4,400
Harris County, Texas, Toll Road Unlimited Tax
 Sub Lien, Ser. 1994 B, 1.10%, 8/1/15                                    13,800             13,800
Illinois Development Finance Authority, Consolidated
 Edison Co., Ser. C, 0.95%, 3/1/09                                        5,000              5,000
Indiana Health Facilitiy Financing Authority, Community
 Hospitals of Indiana, Inc., Ser. 2000 A, 1.00%, 7/1/28                   7,500              7,500
Jackson Energy Authority, Tennessee, Water System,
 Ser. 2002 (FSA), 1.00%, 12/1/23                                          5,390              5,390
Lakeland, Florida, Energy System, Ser. 2003, 0.95%, 10/1/37               6,000              6,000
Lee's Summit, Missouri, Multifamily Housing,
 Ser. 2001 A, 1.39%, 7/1/46                                              10,000             10,000
Louisiana Public Facilities Authority, College &
 University Equipment, Ser. A (FGIC), 1.05%, 9/1/10                       4,850              4,850
Mecklenburg County, North Carolina, Ser. 2001 COPs, 1.00%,
 12/1/21                                                                 10,400             10,400
Montgomery County Public Building Authority, Tennessee,
 Pooled Financing, Ser. 1997, 1.00%, 11/1/27                              6,265              6,265
New York City Transitional Finance Authority,
 New York, Fiscal 1999, 2nd Series, Sub Ser. A-1, 1.00%,
 11/15/22                                                                 9,135              9,135
New York City Transitional Finance Authority, New York,
 Recovery Fiscal 2003, Ser. 3, Sub Ser. 3D, 0.96%, 11/1/22               12,600             12,600
New York State Local Government Asistance Corp., Sub Lien
 Ser. 2003 A-7V (FGIC), 0.90%, 4/1/20                          $         11,000   $         11,000
North Carolina Medical Care Commission, North Carolina
 Baptist Hospitals, Ser. 2000, 0.97%, 6/1/30                             12,150             12,150
North Carolina, Ser. 2002 C, 0.90%, 6/1/19                                5,700              5,700
Orange County Sanitation District, California, 0.85%, 8/1/29                500                500
Oregon, Veteran's Welfare, Ser. 73 F, 0.90%, 12/1/17                     20,500             20,500
Orlando-Orange County Expressway Authority, Florida,
 Ser. 2003 C4 (FSA), 0.90%, 7/1/25                                        4,950              4,950
Pennsylvania Higher Educational Facilities Authority,
 Ser. 2003 Y (Ambac), 0.85%, 6/1/23                                       8,150              8,150
Pennsylvania State Higher Educational Facilities Authority,
 University of Pennsylvania Health Services, Ser. 1994 B,
 1.05%, 1/1/24                                                           10,500             10,500
Pennsylvania Turnpike Commission, Ser. 2002 A-2, 0.95%,
 12/1/30                                                                 10,000             10,000
Regional Transportation District, Colorado, Transit
 Vehicles, Ser. 2002 A COPs (Ambac), 0.95%, 12/1/22                      11,000             11,000
Rhode Island Convention Center Authority, Refunding,
 Ser. 2001 A (MBIA), 0.90%, 5/15/27                                      11,620             11,620
Route 3 North Transportation Improvements Association,
 Massachusetts, Ser. 2002 B (Ambac), 0.90%, 6/15/33                      10,000             10,000
University of Delaware, Ser. 1998, 0.95%, 11/1/23                        10,000             10,000
University of Minnesota Regents, Ser. 1999 A, 1.10%, 1/1/34              18,175             18,175
University of New Mexico Regents, Ser. 2002 B, 1.00%, 6/1/26              2,875              2,875
University of Texas System, Refunding, Ser. 2001 A,
0.95%, 8/15/13                                                           15,900             15,900
Utah, Ser. A, 1.05%, 7/1/16                                              10,500             10,500
Washington State, Ser. VR-96 B, 0.88%, 6/1/20                            10,700             10,700
Weber County, Utah, IHC Health Services, Inc., Ser. 2000 C,
 1.00%, 2/15/35                                                          15,000             15,000
Williamsburg, Kentucky, Cumberland College, Ser. 2002,
 0.98%, 9/1/32                                                            9,500              9,500
--------------------------------------------------------------------------------------------------
                                                                                           451,337
==================================================================================================
                                                                                           546,437
==================================================================================================
  TOTAL TAX-EXEMPT INSTRUMENTS (COST $798,656)                                             798,656
==================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Municipal Money Market Portfolio

FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                          VALUE              VALUE
                                                                          (000)              (000)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.7%) (COST $798,656)                                        $        798,656
==================================================================================================
OTHER ASSETS (0.6%)
  Cash                                                         $          3,077
  Interest Receivable                                                     1,218
  Other                                                                      14              4,309
--------------------------------------------------------------------------------------------------
LIABILITIES (-3.3%)
  Payable for Investments Purchased                                     (24,423)
  Investment Advisory Fees Payable                                         (657)
  Dividends Declared                                                       (172)
  Administrative Fees Payable                                              (123)
  Directors' Fees and Expenses Payable                                      (95)
  Custodian Fees Payable                                                    (17)
  Other Liabilities                                                         (42)           (25,529)
--------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                 $        777,436
==================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $        777,427
Undistributed Net Investment Income                                                              9
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $        777,436
==================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 777,428,512 outstanding $0.001 par value
   shares (authorized 4,000,000,000 shares)                                       $           1.00
--------------------------------------------------------------------------------------------------

Ambac -- Ambac Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance Inc.
MBIA -- MBIA Insurance Corporation

                   SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

                                                      AMORTIZED      PERCENT
                                                           COST       OF NET
STATE                                                     (000)        ASSETS
-----------------------------------------------------------------------------
Arizona                                             $     4,250           0.6%
Arkansas                                                  6,900           0.9
California                                               14,155           1.8
Colorado                                                 11,000           1.4
Florida                                                  18,395           2.4
Georgia                                                  18,415           2.4
Idaho                                                     2,485           0.3
Illinois                                                 48,130           6.2
Indiana                                                  27,547           3.5
Kentucky                                                 24,663           3.2
Louisiana                                                 4,850           0.6
Maryland                                                 20,000           2.6
Massachusetts                                            25,000           3.2
Michigan                                                 33,775           4.3
Minnesota                                                10,000           1.3
Missouri                                                 31,500           4.1
Nevada                                                   32,960           4.2
New Mexico                                                2,875           0.4
New York                                                 44,765           5.8
North Carolina                                           39,250           5.0
North Dakota                                              4,250           0.5
Ohio                                                     21,537           2.8
Oklahoma                                                 18,090           2.3
Oregon                                                   20,500           2.6
Pennsylvania                                             49,650           6.4
Rhode Island                                             11,620           1.5
South Carolina                                           15,000           1.9
Tennessee                                                32,705           4.2
Texas                                                   110,389          14.2
Utah                                                     67,100           8.6
Virginia                                                  8,500           1.1
Washington                                               10,700           1.4
Wyoming                                                   7,700           1.0
-----------------------------------------------------------------------------
                                                    $   798,656         102.7%
=============================================================================

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              Financial Statements

                              STATEMENTS OF OPERATIONS
                              For the six months ended June 30, 2003 (unaudited)

                                                        ACTIVE                     ASIAN                  EUROPEAN     EUROPEAN
                                                 INTERNATIONAL        ASIAN         REAL     EMERGING         REAL        VALUE
                                                    ALLOCATION       EQUITY       ESTATE      MARKETS       ESTATE       EQUITY
                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                         (000)        (000)        (000)        (000)        (000)        (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                         $    4,923   $      238   $       47   $   11,180   $      556   $      678
  Interest                                                 180            5           --          665            8           15
  Less: Foreign Taxes Withheld                            (480)         (25)          (4)        (843)         (61)         (90)
-------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                              4,623          218           43       11,002          503          603
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                 846           53            9        4,198           77          116
  Administrative Fees                                      210           12            3          537           16           24
  Custodian Fees                                           100           37            6          415           31           61
  Directors' Fees and Expenses                               7            2           --           24            1            2
  Filing and Registration Fees                              19           18           14          168           14           18
  Country Tax Expense                                       --           --           --            2           --           --
  Insurance Fees                                             4            1           --           13           --            1
  Interest Expense                                          --#           8           --#          20           --#          --#
  Professional Fees                                         16           19           11           38           11           12
  Shareholder Reporting Fees                                12            1           --#         151            2            2
  Distribution Fees on Class B Shares                        9            1           --#          25            1            1
  Other Expenses                                             3           --            1            5            1            2
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                       1,226          152           44        5,596          154          239
-------------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                      (177)         (53)          (9)          --          (56)         (93)
  Expenses Reimbursed by Adviser                            --          (25)         (24)          --           (1)          --
-------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                         1,049           74           11        5,596           97          146
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             3,574          144           32        5,406          406          457
-------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                     (14,319)        (699)         (16)      (4,822)         577       (1,262)
  Foreign Currency Transactions                            847          (34)           1         (313)          11           14
  Futures Contracts                                        676           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                           (12,796)        (733)         (15)      (5,135)         588       (1,248)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                           28,248        1,519           88       97,337        1,331        2,485
  Foreign Currency Translations                           (269)          (1)          (1)          33            7           11
  Futures Contracts                                       (215)          --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation
     (Depreciation)                                     27,764        1,518           87       97,370        1,338        2,496
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED APPRECIATION (DEPRECIATION)                14,968          785           72       92,235        1,926        1,248
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                      $   18,542   $      929   $      104   $   97,641   $    2,332   $    1,705
===============================================================================================================================

# Amount is less than $500.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2003 (unaudited)

                                                                    GLOBAL                                                JAPANESE
                                                        GLOBAL       VALUE  INTERNATIONAL INTERNATIONAL INTERNATIONAL        VALUE
                                                     FRANCHISE      EQUITY         EQUITY        MAGNUM     SMALL CAP       EQUITY
                                                     PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                         (000)       (000)          (000)         (000)         (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                         $      938  $    1,126     $   91,642    $    1,307    $   10,832   $      164
  Interest                                                   7          17          2,655            82           133            6
  Less: Foreign Taxes Withheld                            (153)        (90)       (12,181)         (115)       (1,251)         (16)
----------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                792       1,053         82,116         1,274         9,714          154
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                 174         250         17,732           304         2,400          103
  Administrative Fees                                       36          51          3,478            57           395           22
  Custodian Fees                                            26          53            633            74           172           16
  Directors' Fees and Expenses                               1           3             99             3            10            2
  Filing and Registration Fees                              14          18             63            30            26           15
  Insurance Fees                                             1           1             65             1             7           --
  Interest Expense                                           3           2              3            --#           --#           3
  Professional Fees                                         10          14             53            11            21           12
  Shareholder Reporting Fees                                 3           4            259            24            27            1
  Distribution Fees on Class B Shares                        2          32            544            11            --           --#
  Other Expenses                                             2           1             20             3             3            1
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                         272         429         22,949           518         3,061          175
----------------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                       (49)        (83)          (241)         (126)         (156)         (43)
----------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                           223         346         22,708           392         2,905          132
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               569         707         59,408           882         6,809           22
----------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                       1,011      (2,765)       (75,636)       (2,259)       (2,484)         648
  Foreign Currency Transactions                           (351)        (47)        46,138           575           (39)         (21)
  Futures Contracts                                         --          --             --          (138)           --           --
----------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                               660      (2,812)       (29,498)       (1,822)       (2,523)         627
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                            1,803       6,670        324,885         6,820        83,453        2,025
  Foreign Currency Translations                             44          96         (6,084)         (363)           23           (2)
  Futures Contracts                                         --          --             --           (70)           --           --
----------------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation
     (Depreciation)                                      1,847       6,766        318,801         6,387        83,476        2,023
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED APPRECIATION (DEPRECIATION)                 2,507       3,954        289,303         4,565        80,953        2,650
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                      $    3,076  $    4,661     $  348,711    $    5,447    $   87,762   $    2,672
==================================================================================================================================

# Amount is less than $500.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              Financial Statements

                              STATEMENTS OF OPERATIONS
                              For the six months ended June 30, 2003 (unaudited)

                                                                                                          SMALL
                                                                   LATIN       EQUITY        FOCUS      COMPANY
                                                                AMERICAN       GROWTH       EQUITY       GROWTH   TECHNOLOGY
                                                               PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                   (000)        (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $      391   $    3,693   $      376   $      243   $       20
  Interest                                                             2          100          118          147            4
  Less: Foreign Taxes Withheld                                        --           --           --           (1)          --
----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                          393        3,793          494          389           24
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                           104        1,861          247        1,588          128
  Administrative Fees                                                 17          493           51          249           22
  Custodian Fees                                                      27           29           18           31           12
  Directors' Fees and Expenses                                         1           18            2            5            1
  Filing and Registration Fees                                        20           24           16           22           26
  Insurance Fees                                                      --           10            1            4           --
  Interest Expense                                                     2            1           --#           1           --#
  Professional Fees                                                   13           16           12           19           10
  Shareholder Reporting Fees                                           4           90           10           41            4
  Distribution Fees on Class B Shares                                 --#         198            8          287            3
  Other Expenses                                                       1            4            2            2            2
----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                   189        2,744          367        2,249          208
----------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                 (26)         (63)         (49)        (215)         (44)
----------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                     163        2,681          318        2,034          164
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         230        1,112          176       (1,645)        (140)
----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                   (98)      (4,482)       4,696        3,500          (96)
  Foreign Currency Transactions                                        8           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                         (90)      (4,482)       4,696        3,500          (96)
----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                      3,178       77,394        4,766       53,749        6,022
  Foreign Currency Translations                                        1           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)           3,179       77,394        4,766       53,749        6,022
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)                                       3,089       72,912        9,462       57,249        5,926
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                $    3,319   $   74,024   $    9,638   $   55,604   $    5,786
============================================================================================================================

# Amount is less than $500.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2003 (unaudited)

                                                                                          EMERGING                 MUNICIPAL
                                                               U.S. REAL        VALUE      MARKETS        MONEY        MONEY
                                                                  ESTATE       EQUITY         DEBT       MARKET       MARKET
                                                               PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                   (000)        (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $   13,952   $    1,383   $       --   $       --   $       --
  Interest                                                           149           19        2,531        8,024        5,083
  Less: Foreign Taxes Withheld                                       (66)          --           (3)          --           --
----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                       14,035        1,402        2,528        8,024        5,083
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                         2,884          292          213        1,841        1,354
  Administrative Fees                                                572           94           46        1,003          727
  Custodian Fees                                                      22            8           14           39           26
  Directors' Fees and Expenses                                        14            4            2           18            5
  Filing and Registration Fees                                        18           23           15           25           20
  Insurance Fees                                                      13            2            1           45           24
  Interest Expense                                                     2           --#           1           --           --
  Professional Fees                                                   17           11           15           34           26
  Shareholder Reporting Fees                                          94            8            9          116           50
  Distribution Fees on Class B Shares                                 43           61            1           --           --
  Other Expenses                                                       5            2           11            8            5
----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 3,684          505          328        3,129        2,237
----------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                 (33)         (36)          --           --           --
----------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                   3,651          469          328        3,129        2,237
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      10,384          933        2,200        4,895        2,846
----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                 2,854       (6,740)       3,648           --           --
  Foreign Currency Transactions                                       --           --          (16)          --           --
  Futures Contracts                                                   --           --         (904)          --           --
----------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                       2,854       (6,740)       2,728           --           --
----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                     86,073       17,834        4,609           --           --
  Futures Contracts                                                   --           --          127           --           --
----------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)          86,073       17,834        4,736           --           --
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
 UNREALIZED APPRECIATION (DEPRECIATION)                           88,927       11,094        7,464           --           --
----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                                  $   99,311   $   12,027   $    9,664   $    4,895   $    2,846
============================================================================================================================

# Amount is less than $500.

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Statements

                                         Statements of Changes in Net Assets

                                                         ACTIVE INTERNATIONAL ALLOCATION              ASIAN EQUITY
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $         3,574   $         4,963   $           144   $           358
  Net Realized Gain (Loss)                                      (12,796)          (44,653)             (733)           (3,277)
  Net Change in Unrealized Appreciation (Depreciation)           27,764             5,061             1,518            (1,066)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                    18,542           (34,629)              929            (3,985)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --            (7,427)               --              (221)
  Return of Capital                                                  --                --                --               (49)
  CLASS B:
  Net Investment Income                                              --              (222)               --                (4)
  Return of Capital                                                  --                --                --                (2)
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --            (7,649)               --              (276)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                     80,286           159,875            15,369            26,242
  Distributions Reinvested                                           --             4,778                --               264
  Redeemed                                                      (73,514)         (261,623)          (22,719)          (47,004)
  CLASS B:
  Subscribed                                                     17,076            71,895               339               463
  Distributions Reinvested                                           --               216                --                 6
  Redeemed                                                      (19,723)          (73,290)             (129)             (416)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                    4,125           (98,149)           (7,140)          (20,445)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                        22,667          (140,427)           (6,211)          (24,706)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period                                           258,160           398,587            21,449            46,155
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $       280,827   $       258,160   $        15,238   $        21,449
-----------------------------------------------------------------------------------------------------------------------------
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $         3,453   $          (121)  $           174   $            30
-----------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                            11,675            20,117             2,052             3,022
    Shares Issued on Distributions Reinvested                        --               635                --                35
    Shares Redeemed                                             (10,770)          (31,429)           (3,147)           (5,757)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                    905           (10,677)           (1,095)           (2,700)
-----------------------------------------------------------------------------------------------------------------------------
    CLASS B:
    Shares Subscribed                                             2,313             9,059                46                51
    Shares Issued on Distributions Reinvested                        --                28                --                 1
    Shares Redeemed                                              (2,639)           (9,132)              (17)              (50)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                   (326)              (45)               29                 2
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

Statements of Changes in Net Assets

                                                               ASIAN REAL ESTATE                     EMERGING MARKETS
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $            32   $            57   $         5,406   $         2,786
  Net Realized Gain (Loss)                                          (15)               33            (5,135)          (56,372)
  Net Change in Unrealized Appreciation (Depreciation)               87              (377)           97,370             4,603
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                       104              (287)           97,641           (48,983)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --               (69)               --              (324)
  CLASS B:
  Net Investment Income                                              --               (13)               --                --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --               (82)               --              (324)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                         93               160           358,522           888,416
  Distributions Reinvested                                           --                 5                --               306
  Redeemed                                                           (7)              (41)         (352,428)         (928,810)
  CLASS B:
  Subscribed                                                         --                33           309,547           446,446
  Distributions Reinvested                                           --                13                --                --
  Redeemed                                                         (287)               --          (304,466)         (449,154)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                      (201)              170            11,175           (42,796)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                           (97)             (199)          108,816           (92,103)
NET ASSETS:
  Beginning of Period                                             2,242             2,441           670,411           762,514
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $         2,145   $         2,242   $       779,227   $       670,411
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $            --   $           (38)  $         2,974   $            --
  Accumulated net investment loss included in end of
   period net assets                                                 (6)               --                --            (2,432)
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                                16                27            35,843            85,929
    Shares Issued on Distributions Reinvested                        --                 1                --                30
    Shares Redeemed                                                  (1)               (6)          (35,199)          (90,310)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                     15                22               644            (4,351)
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                                --                 5            30,387            40,886
    Shares Issued on Distributions Reinvested                        --                 2                --                --
    Shares Redeemed                                                 (48)               --           (29,655)          (40,921)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                    (48)                7               732               (35)
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Statements

                                         Statements of Changes in Net Assets

                                                              EUROPEAN REAL ESTATE               EUROPEAN VALUE EQUITY
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                          $           406   $           583   $           457   $           552
  Net Realized Gain (Loss)                                          588               654            (1,248)           (1,959)
  Net Change in Unrealized Appreciation (Depreciation)            1,338             2,366             2,496            (1,640)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                     2,332             3,603             1,705            (3,047)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --            (1,033)               --              (497)
  CLASS B:
  Net Investment Income                                              --               (54)               --               (13)
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --            (1,087)               --              (510)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                      4,558             4,490             9,670            40,190
  Distributions Reinvested                                           --               959                --               470
  Redeemed                                                       (6,027)           (2,366)           (8,405)          (41,916)
  CLASS B:
  Subscribed                                                         --               148               496               530
  Distributions Reinvested                                           --                37                --                13
  Redeemed                                                         (375)           (1,129)             (280)             (489)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                    (1,844)            2,139             1,481            (1,202)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                           488             4,655             3,186            (4,759)
NET ASSETS:
  Beginning of Period                                            20,168            15,513            30,367            35,126
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $        20,656   $        20,168   $        33,553   $        30,367
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $           243   $          (163)  $           486   $            29
-----------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                               393               407               947             3,704
    Shares Issued on Distributions Reinvested                        --                88                --                46
    Shares Redeemed                                                (527)             (223)             (849)           (3,850)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                   (134)              272                98              (100)
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                                --                13                49                46
    Shares Issued on Distributions Reinvested                        --                 3                --                 1
    Shares Redeemed                                                 (31)             (110)              (29)              (43)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                    (31)              (94)               20                 4
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

Statements of Changes in Net Assets

                                                                GLOBAL FRANCHISE                  GLOBAL VALUE EQUITY
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $           569   $           825   $           707   $           655
  Net Realized Gain (Loss)                                          660            (1,160)           (2,812)           (3,233)
  Net Change in Unrealized Appreciation (Depreciation)            1,847             2,089             6,766            (9,850)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                     3,076             1,754             4,661           (12,428)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --                --                --              (527)
  Net Realized Gain                                                  --              (164)               --              (335)
  CLASS B:
  Net Investment Income                                              --                --                --              (334)
  Net Realized Gain                                                  --                (5)               --              (266)
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --              (169)               --            (1,462)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                     17,019            60,250            32,376           143,418
  Distributions Reinvested                                           --               164                --               844
  Redeemed                                                      (10,847)          (24,012)          (22,602)         (135,881)
  CLASS B:
  Subscribed                                                        600             1,835             7,249            15,905
  Distributions Reinvested                                           --                 4                --               600
  Redeemed                                                         (222)             (765)           (7,460)          (14,001)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                     6,550            37,476             9,563            10,885
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                         9,626            39,061            14,224            (3,005)
NET ASSETS:
  Beginning of Period                                            50,071            11,010            61,163            64,168
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $        59,697   $        50,071   $        75,387   $        61,163
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $           569   $            --   $           669   $           (38)
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                             1,447             5,437             2,689            10,431
    Shares Issued on Distributions Reinvested                        --                14                --                66
    Shares Redeemed                                              (1,013)           (2,152)           (1,911)           (9,948)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                    434             3,299               778               549
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                                57               154               614             1,143
    Shares Issued on Distributions Reinvested                        --                 1                --                47
    Shares Redeemed                                                 (19)              (68)             (627)             (978)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                     38                87               (13)              212
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Statements

                                         Statements of Changes in Net Assets

                                                               INTERNATIONAL EQUITY               INTERNATIONAL MAGNUM
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $        59,408   $        51,748   $           882   $           633
  Net Realized Gain (Loss)                                      (29,498)          (32,221)           (1,822)           (9,210)
  Net Change in Unrealized Appreciation (Depreciation)          318,801          (184,451)            6,387            (3,010)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                   348,711          (164,924)            5,447           (11,587)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --           (87,623)               --              (442)
  Net Realized Gain                                                  --            (7,616)               --                --
  CLASS B:
  Net Investment Income                                              --            (8,590)               --               (23)
  Net Realized Gain                                                  --              (802)               --                --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --          (104,631)               --              (465)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                  1,082,287         1,471,477            17,569            86,175
  Distributions Reinvested                                           --            79,948                --               433
  Redeemed                                                     (733,161)       (1,351,956)          (18,138)         (127,233)
  CLASS B:
  Subscribed                                                    247,449           654,576           159,929           116,041
  Distributions Reinvested                                           --             9,264                --                23
  Redeemed                                                     (196,912)         (370,933)         (159,173)         (119,763)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                   399,663           492,376               187           (44,324)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                       748,374           222,821             5,634           (56,376)
NET ASSETS:
  Beginning of Period                                         4,393,077         4,170,256            74,919           131,295
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $     5,141,451   $     4,393,077   $        80,553   $        74,919
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
    assets                                              $        45,506   $       (13,902)  $           904   $            22
-----------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                            79,897           129,820             2,213             9,726
    Shares Issued on Distributions Reinvested                        --             5,495                --                51
    Shares Redeemed                                             (55,788)         (121,464)           (2,304)          (14,222)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                 24,109            13,851               (91)           (4,445)
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                            17,253            43,886            20,263            13,932
    Shares Issued on Distributions Reinvested                        --               640                --                 3
    Shares Redeemed                                             (13,860)          (24,947)          (20,007)          (14,240)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                  3,393            19,579               256              (305)
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

Statements of Changes in Net Assets

                                                             INTERNATIONAL SMALL CAP              JAPANESE VALUE EQUITY
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $         6,809   $         4,266   $            22   $           (41)
  Net Realized Gain (Loss)                                       (2,523)          (15,521)              627            (3,529)
  Net Change in Unrealized Appreciation (Depreciation)           83,476            (5,530)            2,023               896
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                    87,762           (16,785)            2,672            (2,674)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --            (4,135)               --                --
  Net Realized Gain                                                  --            (1,006)               --                --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --            (5,141)               --                --
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                    133,222           243,823            25,066            36,263
  Distributions Reinvested                                           --             4,538                --                --
  Redeemed                                                      (46,091)         (163,292)          (16,461)          (32,381)
  CLASS B:
  Subscribed                                                         --                --                --             1,345
  Redeemed                                                           --                --              (135)           (2,064)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                   87,131            85,069             8,470             3,163
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                       174,893            63,143            11,142               489
NET ASSETS:
  Beginning of Period                                           440,124           376,981            24,467            23,978
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $       615,017   $       440,124   $        35,609   $        24,467
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
    assets                                              $         7,225   $           416   $            11   $            --
  Accumulated net investment loss included in end of
   period net assets                                                 --                --                --               (11)
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                             9,204            16,577             5,549             7,334
    Shares Issued on Distributions Reinvested                        --               313                --                --
    Shares Redeemed                                              (3,239)          (11,351)           (3,538)           (6,511)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                  5,965             5,539             2,011               823
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                                --                --                --               252
    Shares Redeemed                                                  --                --               (31)             (389)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                     --                --               (31)             (137)
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Statements

                                         Statements of Changes in Net Assets

                                                                 LATIN AMERICAN                       EQUITY GROWTH
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $           230   $           315   $         1,112   $         1,055
  Net Realized Gain (Loss)                                          (90)           (4,124)           (4,482)         (161,941)
  Net Change in Unrealized Appreciation (Depreciation)            3,179              (990)           77,394           (66,890)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                     3,319            (4,799)           74,024          (227,776)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --              (233)               --            (1,002)
  CLASS B:
  Net Investment Income                                              --                (1)               --                --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --              (234)               --            (1,002)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                      6,699             5,693           113,179           152,575
  Distributions Reinvested                                           --               230                --               978
  Redeemed                                                       (7,736)           (5,623)          (89,730)         (158,888)
  CLASS B:
  Subscribed                                                         --                99            19,399            39,890
  Distributions Reinvested                                           --                 2                --                --
  Redeemed                                                           --              (664)          (21,069)          (44,367)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Net Assets Resulting
   from Capital Share Transactions                               (1,037)             (263)           21,779            (9,812)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                         2,282            (5,296)           95,803          (238,590)
NET ASSETS:
  Beginning of Period                                            18,228            23,524           588,708           827,298
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $        20,510   $        18,228   $       684,511   $       588,708
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $           238   $             8   $         1,075   $           (37)
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                               958               741            13,401            19,117
    Shares Issued on Distributions Reinvested                        --                32                --                77
    Shares Redeemed                                              (1,102)             (741)          (11,498)          (19,492)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                   (144)               32             1,903              (298)
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                                --                10             1,529             2,672
    Shares Issued on Distributions Reinvested                        --                 1                --                --
    Shares Redeemed                                                  --               (74)           (1,725)           (3,079)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                     --               (63)             (196)             (407)
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

Statements of Changes in Net Assets

                                                                  FOCUS EQUITY                     SMALL COMPANY GROWTH
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $           176   $            (5)  $        (1,645)  $        (2,744)
  Net Realized Gain (Loss)                                        4,696           (22,037)            3,500           (42,857)
  Net Change in Unrealized Appreciation (Depreciation)            4,766            (4,056)           53,749           (27,447)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                     9,638           (26,098)           55,604           (73,048)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                     21,256            23,618            36,051            46,585
  Redeemed                                                      (20,184)          (34,446)           (9,699)          (33,493)
  CLASS B:
  Subscribed                                                      1,159             2,113            71,256           147,135
  Redeemed                                                       (1,138)           (5,773)          (49,555)          (63,125)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                     1,093           (14,488)           48,053            97,102
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                        10,731           (40,586)          103,657            24,054
NET ASSETS:
  Beginning of Period                                            57,761            98,347           290,453           266,399
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $        68,492   $        57,761   $       394,110   $       290,453
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $           163   $            --   $            --   $            --
  Accumulated net investment loss included in end of
   period net assets                                                 --               (13)           (1,655)              (10)
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                             2,227             5,039             4,444             5,967
    Shares Redeemed                                              (2,113)           (6,073)           (1,258)           (4,557)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                    114            (1,034)            3,186             1,410
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                               156               228             9,358            18,139
    Shares Redeemed                                                (155)             (558)           (6,583)           (8,081)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                      1              (330)            2,775            10,058
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Statements

                                         Statements of Changes in Net Assets

                                                                   TECHNOLOGY                       U.S. REAL ESTATE
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $          (140)  $          (309)  $        10,384   $        27,570
  Net Realized Gain (Loss)                                          (96)          (22,790)            2,854            20,011
  Net Change in Unrealized Appreciation (Depreciation)            6,022             3,898            86,073           (55,613)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                     5,786           (19,201)           99,311            (8,032)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                              --                --            (5,796)          (26,650)
  Net Realized Gain                                                  --                --                --           (29,124)
  CLASS B:
  Net Investment Income                                              --                --              (269)             (996)
  Net Realized Gain                                                  --                --                --            (1,321)
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                --                --            (6,065)          (58,091)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                     14,003            15,412           123,619           290,341
  Distributions Reinvested                                           --                --             5,040            50,451
  Redeemed                                                      (19,049)          (19,397)         (122,399)         (319,193)
  CLASS B:
  Subscribed                                                      5,739             6,182             9,480            24,064
  Distributions Reinvested                                           --                --               268             2,306
  Redeemed                                                       (5,117)           (6,125)           (5,270)          (15,057)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                    (4,424)           (3,928)           10,738            32,912
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                         1,362           (23,129)          103,984           (33,211)
NET ASSETS:
  Beginning of Period                                            22,203            45,332           686,858           720,069
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $        23,565   $        22,203   $       790,842   $       686,858
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $            --   $            --   $         4,287   $           (32)
  Accumulated net investment loss included in end of
   period net assets                                               (145)               (5)               --                --
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                             2,092             1,912             9,423            24,809
    Shares Issued on Distributions Reinvested                        --                --               361             3,577
    Shares Redeemed                                              (2,567)           (2,180)           (9,212)          (27,657)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                   (475)             (268)              572               729
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                               789               831               679             1,630
    Shares Issued on Distributions Reinvested                        --                --                19               166
    Shares Redeemed                                                (726)             (797)             (381)           (1,046)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                     63                34               317               750
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Statements

Statements of Changes in Net Assets

                                                                  VALUE EQUITY                    EMERGING MARKETS DEBT
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income (Loss)                          $           933   $         2,158   $         2,200   $         4,653
  Net Realized Gain (Loss)                                       (6,740)          (21,579)            2,728             1,754
  Net Change in Unrealized Appreciation (Depreciation)           17,834           (19,695)            4,736            (1,246)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                    12,027           (39,116)            9,664             5,161
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  CLASS A:
  Net Investment Income                                            (256)           (1,456)               --            (5,033)
  CLASS B:
  Net Investment Income                                            (176)             (693)               --               (33)
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                              (432)           (2,149)               --            (5,066)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                     20,257            42,581            13,488            10,976
  Distributions Reinvested                                          234             1,266                --             4,640
  Redeemed                                                      (30,951)          (42,155)          (12,917)          (19,493)
  CLASS B:
  Subscribed                                                      6,972            43,271                --                --
  Distributions Reinvested                                          166               644                --                33
  Redeemed                                                       (3,031)           (7,421)               --              (129)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                    (6,353)           38,186               571            (3,973)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                         5,242            (3,079)           10,235            (3,878)
NET ASSETS:
  Beginning of Period                                           123,209           126,288            49,112            52,990
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $       128,451   $       123,209   $        59,347   $        49,112
=============================================================================================================================
  Undistributed (distributions in excess of) net
   investment income included in end of period net
   assets                                               $           500   $            --   $         1,630   $          (570)
  Accumulated net investment loss included in end of
   period net assets                                                 --                (1)               --                --
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                             2,748             6,387             4,707             7,995
    Shares Issued on Distributions Reinvested                        34               162                --             1,578
    Shares Redeemed                                              (4,437)           (6,448)           (4,333)          (10,813)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                                 (1,655)              101               374            (1,240)
=============================================================================================================================
    CLASS B:
    Shares Subscribed                                               954             4,789                --                --
    Shares Issued on Distributions Reinvested                        24                84                --                11
    Shares Redeemed                                                (420)             (930)               --               (40)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class B Shares
     Outstanding                                                    558             3,943                --               (29)
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Statements

                                         Statements of Changes in Net Assets

                                                                  MONEY MARKET                    MUNICIPAL MONEY MARKET
                                                                    PORTFOLIO                           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED
                                                          JUNE 30, 2003      DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,
                                                            (UNAUDITED)              2002       (UNAUDITED)              2002
                                                                  (000)             (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
 Net Investment Income                                  $         4,895   $        23,617   $         2,846   $        10,310
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
  CLASS A:
  Net Investment Income                                          (4,895)          (23,615)           (2,846)          (10,310)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                  1,674,210         6,805,999         1,980,631         5,534,478
  Distributions Reinvested                                        5,186            23,615             2,986            10,310
  Redeemed                                                   (1,936,839)       (8,165,964)       (2,116,607)       (5,981,180)
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                  (257,443)       (1,336,350)         (132,990)         (436,392)
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                      (257,443)       (1,336,348)         (132,990)         (436,392)
NET ASSETS:
  Beginning of Period                                         1,369,935         2,706,283           910,426         1,346,818
-----------------------------------------------------------------------------------------------------------------------------
  End of Period                                         $     1,112,492   $     1,369,935   $       777,436   $       910,426
=============================================================================================================================
  Undistributed net investment income
   included in end of period net assets                 $            88   $            88   $             9   $             9
=============================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    CLASS A:
    Shares Subscribed                                         1,674,210         6,805,999         1,980,629         5,534,480
    Shares Issued on Distributions Reinvested                     5,186            23,615             2,986            10,310
    Shares Redeemed                                          (1,936,836)       (8,165,964)       (2,116,606)       (5,981,170)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class A Shares
     Outstanding                                               (257,440)       (1,336,350)         (132,991)         (436,380)
=============================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Active International Allocation Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.30       $     8.65    $    10.68
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.10++           0.13++        0.12
  Net Realized and Unrealized Gain (Loss) on Investments                    0.42            (1.26)        (2.01)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.52            (1.13)        (1.89)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.22)        (0.14)
  Net Realized Gain                                                           --               --         (0.00)+
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.22)        (0.14)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     7.82       $     7.30    $     8.65
===================================================================================================================
TOTAL RETURN                                                                7.12%#         (13.11)%      (17.63)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  274,413       $  249,742    $  388,225
Ratio of Expenses to Average Net Assets (1)                                 0.80%*           0.80%         0.81%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.76%*           1.57%         1.25%
Portfolio Turnover Rate                                                       21%#             42%           36%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.00+++    $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        0.94%*           0.93%         0.89%
      Net Investment Income (Loss) to Average Net Assets                    2.62%*           1.44%         1.17%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    14.26    $    11.90    $    10.39
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.19          0.22          0.22++
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.32)         3.01          1.86
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.13)         3.23          2.08
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.01)        (0.11)        (0.34)
  Net Realized Gain                                                      (1.44)        (0.76)        (0.23)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.45)        (0.87)        (0.57)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    10.68    $    14.26    $    11.90
============================================================================================================
TOTAL RETURN                                                            (14.97)%       27.82%        20.12%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  509,309    $  583,607    $  266,832
Ratio of Expenses to Average Net Assets (1)                               0.82%         0.80%         0.80%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        0.80%          N/A           N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           1.55%         1.71%         1.91%
Portfolio Turnover Rate                                                     80%           53%           49%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.01    $     0.02++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      0.93%         0.92%         1.03%
      Net Investment Income (Loss) to Average Net Assets                  1.45%         1.59%         1.70%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.41       $     8.77    $    10.80
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.09++           0.11++        0.13
  Net Realized and Unrealized Gain (Loss) on Investments                    0.42            (1.27)        (2.06)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.51            (1.16)        (1.93)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.20)        (0.10)
  Net Realized Gain                                                           --               --         (0.00)+
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.20)        (0.10)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     7.92       $     7.41    $     8.77
===================================================================================================================
TOTAL RETURN                                                                6.88%#         (13.29)%      (17.81)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    6,414       $    8,418    $   10,362
Ratio of Expenses to Average Net Assets (2)                                 1.05%*           1.05%         1.06%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.51%*           1.32%         1.05%
Portfolio Turnover Rate                                                       21%#             42%           36%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the
    period:
      Per share benefit to net investment income                      $     0.00+++    $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.19%*           1.18%         1.14%
      Net Investment Income (Loss) to Average Net Assets                    2.37%*           1.19%         0.97%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    14.41    $    12.12    $    10.48
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.27          0.13          0.22++
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.43)         3.02          1.94
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.16)         3.15          2.16
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.01)        (0.10)        (0.29)
  Net Realized Gain                                                      (1.44)        (0.76)        (0.23)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.45)        (0.86)        (0.52)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    10.80    $    14.41    $    12.12
============================================================================================================
TOTAL RETURN                                                            (15.02)%       26.63%        20.71%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   19,814    $    9,959    $       96
Ratio of Expenses to Average Net Assets (2)                               1.07%         1.05%         1.05%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.05%          N/A           N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           1.42%         1.16%         1.80%
Portfolio Turnover Rate                                                     80%           53%           49%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the
    period:
      Per share benefit to net investment income                    $     0.02    $     0.01    $     0.03++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.18%         1.17%         1.27%
      Net Investment Income (Loss) to Average Net Assets                  1.31%         0.95%         1.58%
------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Asian Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.25       $     8.16    $     8.53
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.08++           0.07++        0.06++
  Net Realized and Unrealized Gain (Loss) on Investments                    0.72            (0.89)        (0.38)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.80            (0.82)        (0.32)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.07)        (0.05)
  Return of Capital                                                           --            (0.02)           --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.09)        (0.05)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.05       $     7.25    $     8.16
===================================================================================================================
TOTAL RETURN                                                               11.03%#         (10.03)%       (3.69)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   14,338       $   20,847    $   45,489
Ratio of Expenses to Average Net Assets (1)                                 1.12%*           1.05%         1.18%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                              0.99%*           1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.19%*           0.85%         0.71%
Portfolio Turnover Rate                                                      112%#             73%           94%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.04++     $     0.06++  $     0.06++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        2.29%*           1.75%         1.83%
      Net Investment Income (Loss) to Average Net Assets                    1.02%*           0.15%         0.06%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    14.39    $     8.01    $     9.43
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.03          0.06          0.12
  Net Realized and Unrealized Gain (Loss) on Investments                 (5.87)         6.42         (1.24)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (5.84)         6.48         (1.12)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.02)        (0.10)        (0.30)
  Return of Capital                                                         --            --            --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.02)        (0.10)        (0.30)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     8.53    $    14.39    $     8.01
============================================================================================================
TOTAL RETURN                                                            (40.65)%       81.00%       (11.38)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   56,330    $  103,513    $   51,334
Ratio of Expenses to Average Net Assets (1)                               1.06%         1.07%         1.19%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                            1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           0.21%         0.58%         1.36%
Portfolio Turnover Rate                                                    101%          197%          151%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.04    $     0.06    $     0.05
    Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.32%         1.61%         1.79%
      Net Investment Income (Loss) to Average Net Assets                 (0.05)%        0.04%         0.76%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.20       $     8.09    $     8.44
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.07++           0.04++       (0.13)++
  Net Realized and Unrealized Gain (Loss) on Investments                    0.71            (0.86)        (0.20)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.78            (0.82)        (0.33)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.05)        (0.02)
  Return of Capital                                                           --            (0.02)           --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.07)        (0.02)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     7.98       $     7.20    $     8.09
===================================================================================================================
TOTAL RETURN                                                               10.97%#         (10.16)%       (3.89)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $      900       $      602    $      666
Ratio of Expenses to Average Net Assets (2)                                 1.37%*           1.30%         1.43%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                              1.24%*           1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             1.94%*           0.60%         0.49%
Portfolio Turnover Rate                                                      112%#             73%           94%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.05++     $     0.07++  $     0.08++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        2.54%*           2.00%         2.08%
      Net Investment Income (Loss) to Average Net Assets                    0.77%*          (0.10)%       (0.16)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    14.28    $     7.97    $     9.40
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                       (0.06)         0.05          0.07
  Net Realized and Unrealized Gain (Loss) on Investments                 (5.76)         6.34         (1.20)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (5.82)         6.39         (1.13)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.02)        (0.08)        (0.30)
  Return of Capital                                                         --            --            --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.02)        (0.08)        (0.30)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     8.44    $    14.28    $     7.97
============================================================================================================
TOTAL RETURN                                                            (40.74)%       79.95%       (11.53)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    1,183    $    2,828    $    1,487
Ratio of Expenses to Average Net Assets (2)                               1.31%         1.32%         1.47%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                            1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           0.02%         0.33%         1.06%
Portfolio Turnover Rate                                                    101%          197%          151%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.04    $     0.08    $     0.04
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.57%         1.87%         2.07%
      Net Investment Income (Loss) to Average Net Assets                 (0.23)%       (0.22)%        0.46%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Asian Real Estate Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     5.63       $     6.60    $     8.01
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.08++           0.15++        0.12
  Net Realized and Unrealized Gain (Loss) on Investments                    0.17            (0.91)        (1.31)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.25            (0.76)        (1.19)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.21)        (0.22)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     5.88       $     5.63    $     6.60
===================================================================================================================
TOTAL RETURN                                                                4.44%#         (11.55)%      (14.91)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    2,013       $    1,843    $    2,020
Ratio of Expenses to Average Net Assets (1)                                 1.00%*           1.00%         1.02%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.87%*           2.41%         1.69%
Portfolio Turnover Rate                                                       16%#             38%           40%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.08++     $     0.18++  $     0.17
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        3.96%*           3.81%         3.29%
      Net Investment Income (Loss) to Average Net Assets                   (0.09)%*         (0.40)%       (0.58)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     7.90    $     6.63    $     7.94
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.15          0.11          0.26
  Net Realized and Unrealized Gain (Loss) on Investments                  0.11          1.50         (1.24)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.26          1.61         (0.98)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.15)        (0.34)        (0.33)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     8.01    $     7.90    $     6.63
============================================================================================================
TOTAL RETURN                                                              3.44%        24.27%       (11.82)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    2,786    $    2,912    $    2,447
Ratio of Expenses to Average Net Assets (1)                               1.02%         1.01%         1.05%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           2.03%         1.64%         2.47%
Portfolio Turnover Rate                                                     87%           98%          261%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.22    $     0.15    $     0.36
    Ratios before expense limitation:
      Expenses to Average Net Assets                                      4.04%         3.19%         4.52%
      Net Investment Income (Loss) to Average Net Assets                 (0.98)%       (0.54)%       (1.00)%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     5.67       $     6.64    $     8.06
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.07++           0.14++        0.10
  Net Realized and Unrealized Gain (Loss) on Investments                    0.18            (0.91)        (1.32)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.25            (0.77)        (1.22)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.20)        (0.20)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     5.92       $     5.67    $     6.64
===================================================================================================================
TOTAL RETURN                                                                4.41%#         (11.72)%      (15.18)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $      132           $ 3 99    $      421
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.25%         1.27%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.62%*           2.16%         1.33%
Portfolio Turnover Rate                                                       16%#             38%           40%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.08++     $     0.18++  $     0.16
    Ratios before expense limitation:
      Expenses to Average Net Assets                                        4.21%*           4.06%         3.54%
      Net Investment Income (Loss) to Average Net Assets                   (0.34)%*         (0.65)%       (0.94)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     7.93    $     6.66    $     8.03
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.09          0.13          0.12
  Net Realized and Unrealized Gain (Loss) on Investments                  0.16          1.46         (1.16)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.25          1.59         (1.04)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.12)        (0.32)        (0.33)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     8.06    $     7.93    $     6.66
============================================================================================================
TOTAL RETURN                                                              3.29%        23.88%       (12.53)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $      484    $    1,372    $      761
Ratio of Expenses to Average Net Assets (2)                               1.27%         1.25%         1.38%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           1.56%         1.39%         2.39%
Portfolio Turnover Rate                                                     87%           98%          261%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.34    $     0.17    $     0.18
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      4.20%         3.10%         5.03%
      Net Investment Income (Loss) to Average Net Assets                 (1.36)%       (0.45)%       (1.27)%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Emerging Markets Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    10.13       $    10.81    $    11.31
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                              0.08++           0.04++        0.05
  Net Realized and Unrealized Gain (Loss) on Investments                    1.33            (0.71)        (0.55)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.41            (0.67)        (0.50)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.01)           --
  Net Realized Gain                                                           --               --            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.01)           --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    11.54       $    10.13    $    10.81
===================================================================================================================
TOTAL RETURN                                                               13.92%#          (6.24)%       (4.42)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  755,876       $  657,203    $  748,058
Ratio of Expenses to Average Net Assets                                     1.66%*           1.65%         1.65%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                              1.65%*           1.58%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             1.62%*           0.35%         0.47%
Portfolio Turnover Rate                                                       43%#             91%           93%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                            2000         1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    19.27    $      9.55    $    12.97
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           (0.10)         (0.03)         0.16
  Net Realized and Unrealized Gain (Loss) on Investments                 (7.28)          9.75         (3.46)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (7.38)          9.72         (3.30)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --             --         (0.12)
  Net Realized Gain                                                      (0.58)            --            --
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.58)            --         (0.12)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    11.31    $     19.27    $     9.55
=============================================================================================================
TOTAL RETURN                                                            (38.43)%       101.78%       (25.42)%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  917,091    $ 1,544,893    $  772,115
Ratio of Expenses to Average Net Assets                                   1.63%          1.64%         1.81%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                             N/A            N/A          1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)          (0.63)%        (0.26)%        1.04%
Portfolio Turnover Rate                                                     92%           133%           98%
-------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    10.06       $    10.73    $    11.26
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                              0.07++           0.01++        0.03
  Net Realized and Unrealized Gain (Loss) on Investments                    1.29            (0.68)        (0.56)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.36            (0.67)        (0.53)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --               --            --
  Net Realized Gain                                                           --               --            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --               --            --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    11.42       $    10.06    $    10.73
===================================================================================================================
TOTAL RETURN                                                               13.52%#          (6.24)%       (4.71)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   23,351       $   13,208    $   14,456
Ratio of Expenses to Average Net Assets                                     1.91%*           1.90%         1.90%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                              1.90%*           1.83%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             1.37%*           0.10%         0.22%
Portfolio Turnover Rate                                                       43%#             91%           93%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    19.24    $     9.56    $    12.98
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           (0.11)        (0.04)         0.10
  Net Realized and Unrealized Gain (Loss) on Investments                 (7.29)         9.72         (3.43)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (7.40)         9.68         (3.33)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --            --         (0.09)
  Net Realized Gain                                                      (0.58)           --            --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.58)           --         (0.09)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    11.26    $    19.24    $     9.56
============================================================================================================
TOTAL RETURN                                                            (38.60)%      101.26%       (25.65)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   13,949    $   16,999    $    7,199
Ratio of Expenses to Average Net Assets                                   1.88%         1.88%         2.06%
Ratio of Expenses to Average Net Assets Excluding Country Tax
  Expense and Interest Expense                                             N/A           N/A          1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)          (0.82)%       (0.51)%        0.80%
Portfolio Turnover Rate                                                     92%          133%           98%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

European Real Estate Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    10.93       $     9.30    $    10.38
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.23++           0.37++        0.27
  Net Realized and Unrealized Gain (Loss) on Investments                    1.13             1.90         (1.09)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.36             2.27         (0.82)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.64)        (0.26)
------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                      $    12.29       $    10.93    $     9.30
==================================================================================================================
    TOTAL RETURN                                                           12.44%#          24.52%        (7.85)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   19,964       $   19,215    $   13,826
Ratio of Expenses to Average Net Assets (1)                                 1.00%*           1.00%         1.01%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             4.25%*           3.37%         2.30%
Portfolio Turnover Rate                                                       25%#             79%           46%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.03++     $     0.06++  $     0.05
    Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.60%*           1.56%         1.53%
      Net Investment Income (Loss) to Average Net Assets                    3.65%*           2.81%         1.74%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     9.16    $     9.58    $     9.52
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.07         (0.05)         0.12
  Net Realized and Unrealized Gain (Loss) on Investments                  1.30         (0.17)         0.33
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.37         (0.22)         0.45
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.15)        (0.20)        (0.39)
------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                    $    10.38    $     9.16    $     9.58
============================================================================================================
    TOTAL RETURN                                                         14.91%        (2.36)%        4.75%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    7,766    $    9,931    $   33,422
Ratio of Expenses to Average Net Assets (1)                               1.03%         1.23%         1.03%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           1.55%         2.33%         1.33%
Portfolio Turnover Rate                                                     74%           35%          119%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.09    $     0.01    $     0.03
    Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.90%         1.71%         1.43%
      Net Investment Income (Loss) to Average Net Assets                  0.69%         1.85%         0.95%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    10.96       $     9.33    $    10.41
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.22++           0.27++        0.08
  Net Realized and Unrealized Gain (Loss) on Investments                    1.14             1.97         (0.93)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.36             2.24         (0.85)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.61)        (0.23)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    12.32       $    10.96    $     9.33
==================================================================================================================
TOTAL RETURN                                                               12.41%#          24.11%        (8.08)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $      692       $      953    $    1,687
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.25%         1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             4.00%*           3.12%         1.53%
Portfolio Turnover Rate                                                       25%#             79%           46%
------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.03++     $     0.06++  $     0.04
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.85%*           1.81%         1.78%
      Net Investment Income (Loss) to Average Net Assets                    3.40%*           2.56%         0.96%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     9.19    $     9.61    $     9.52
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.18          0.19          0.11
  Net Realized and Unrealized Gain (Loss) on Investments                  1.16         (0.43)         0.33
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.34         (0.24)         0.44
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.12)        (0.18)        (0.35)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    10.41    $     9.19    $     9.61
============================================================================================================
TOTAL RETURN                                                             14.55%        (2.61)%        4.60%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    1,449    $    1,786    $    2,531
Ratio of Expenses to Average Net Assets (2)                               1.28%         1.47%         1.28%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           1.50%         2.35%         1.15%
Portfolio Turnover Rate                                                     74%           35%          119%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.10    $     0.04    $     0.04
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      2.15%         1.96%         1.68%
      Net Investment Income (Loss) to Average Net Assets                  0.61%         1.91%         0.77%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         European Value Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    10.19       $    11.42    $    14.17
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.16++           0.18++        0.18
  Net Realized and Unrealized Gain (Loss) on Investments                    0.48            (1.24)        (2.08)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.64            (1.06)        (1.90)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.17)        (0.36)
  Net Realized Gain                                                           --               --         (0.49)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.17)        (0.85)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    10.83       $    10.19    $    11.42
===================================================================================================================
TOTAL RETURN                                                                6.48%#          (9.24)%      (13.47)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   32,335       $   29,425    $   34,117
Ratio of Expenses to Average Net Assets (1)                                 1.00%*           1.01%         1.07%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A             1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             3.16%*           1.65%         1.42%
Portfolio Turnover Rate                                                       39%#            104%           59%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.03++     $     0.05++  $     0.04
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.64%*           1.50%         1.31%
      Net Investment Income (Loss) to Average Net Assets                    2.52%*           1.16%         1.19%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.09    $    15.75    $    17.96
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.25          0.29          0.43
  Net Realized and Unrealized Gain (Loss) on Investments                  0.76          1.10          1.08
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.01          1.39          1.51
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.21)        (0.35)        (0.42)
  Net Realized Gain                                                      (1.72)        (1.70)        (3.30)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.93)        (2.05)        (3.72)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    14.17    $    15.09    $    15.75
===================================================================================================================
TOTAL RETURN                                                              7.38%         9.60%         8.09%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   65,747    $  105,030    $  168,712
Ratio of Expenses to Average Net Assets (1)                               1.02%         1.09%         1.00%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.00%         1.00%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           1.22%         1.46%         1.47%
Portfolio Turnover Rate                                                     47%           74%           52%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.03    $     0.03    $     0.02
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.14%         1.22%         1.08%
      Net Investment Income (Loss) to Average Net Assets                  1.09%         1.34%         1.40%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ---------------------------------------------
                                                                    SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     --------------------------
                                                                      (UNAUDITED)            2002          2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    10.21       $    11.44    $    14.19
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.14++           0.18++        0.03
  Net Realized and Unrealized Gain (Loss) on Investments                    0.49            (1.26)        (1.96)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.63            (1.08)        (1.93)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.15)        (0.33)
  Net Realized Gain                                                           --               --         (0.49)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.15)        (0.82)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    10.84       $    10.21    $    11.44
=================================================================================================================
TOTAL RETURN                                                                6.27%#          (9.48)%      (13.71)%
=================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    1,218       $      942    $    1,009
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.26%         1.32%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A             1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.91%*           1.40%         1.05%
Portfolio Turnover Rate                                                       39%#            104%           59%
-----------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.03++     $     0.05++  $     0.03
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.89%*           1.75%         1.56%
      Net Investment Income (Loss) to Average Net Assets                    2.27%*           0.91%         0.81%
-----------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.11    $    15.74    $    17.94
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.19          0.12          0.33
  Net Realized and Unrealized Gain (Loss) on Investments                  0.78          1.23          1.13
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.97          1.35          1.46
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.17)        (0.28)        (0.36)
  Net Realized Gain                                                      (1.72)        (1.70)        (3.30)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.89)        (1.98)        (3.66)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    14.19    $    15.11    $    15.74
============================================================================================================
TOTAL RETURN                                                              7.08%         9.36%         7.80%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    2,287    $    2,196    $    5,181
Ratio of Expenses to Average Net Assets (2)                               1.27%         1.34%         1.25%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           0.96%         1.30%         1.15%
Portfolio Turnover Rate                                                     47%           74%           52%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.03    $     0.01    $     0.02
    Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.39%         1.48%         1.34%
      Net Investment Income (Loss) to Average Net Assets                  0.83%         1.16%         1.08%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Global Franchise Portfolio

Selected Per Share Data and Ratios

                                                                                                 CLASS A
                                                                    --------------------------------------------------------------
                                                                    SIX MONTHS ENDED                             PERIOD FROM
                                                                     JUNE 30, 2003         YEAR ENDED         NOVEMBER 28, 2001*
                                                                      (UNAUDITED)       DECEMBER 31, 2002    TO DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    11.29            $    10.48            $    10.00
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.14++                0.17++                0.01
  Net Realized and Unrealized Gain (Loss) on Investments                    0.73                  0.68                  0.47
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.87                  0.85                  0.48
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Realized Gain                                                           --                 (0.04)                   --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    12.16            $    11.29            $    10.48
==================================================================================================================================
TOTAL RETURN                                                                7.97%#                8.10%                 4.80%#
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   57,704            $   48,644            $   10,595
Ratio of Expenses to Average Net Assets (1)                                 1.00%**               1.00%                 1.00%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.63%**               1.41%                 1.30%**
Portfolio Turnover Rate                                                       28%#                  62%                  N/A
----------------------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++          $     0.03++          $     0.07
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.24%**               1.28%                16.47%**
      Net Investment Income (Loss) to Average Net Assets                    2.39%**               1.13%               (14.17)%**
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 CLASS B
                                                                    --------------------------------------------------------------
                                                                    SIX MONTHS ENDED                             PERIOD FROM
                                                                     JUNE 30, 2003         YEAR ENDED         NOVEMBER 28, 2001*
                                                                      (UNAUDITED)       DECEMBER 31, 2002    TO DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    11.24            $    10.46            $    10.00
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.15++                0.11++               (0.09)
  Net Realized and Unrealized Gain (Loss) on Investments                    0.71                  0.71                  0.55
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.86                  0.82                  0.46
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Realized Gain                                                           --                 (0.04)                   --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    12.10            $    11.24            $    10.46
==================================================================================================================================
TOTAL RETURN                                                                7.83%#                7.82%                 4.60%#
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    1,993            $    1,427            $      415
Ratio of Expenses to Average Net Assets (2)                                 1.25%**               1.25%                 1.25%**
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.38%**               1.16%               (13.29)%**
Portfolio Turnover Rate                                                       28%#                  62%                  N/A
----------------------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++          $     0.04++          $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.49%**               1.53%                16.72%**
      Net Investment Income (Loss) to Average Net Assets                    2.14%**               0.88%               (21.62)%**
----------------------------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Commencement of Operations
**   Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Global Value Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    12.46       $    15.45    $    17.05
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.14++           0.15++        0.13
  Net Realized and Unrealized Gain (Loss) on Investments                    0.69            (2.82)        (1.56)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.83            (2.67)        (1.43)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.20)        (0.17)
  Net Realized Gain                                                           --            (0.12)           --
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.32)        (0.17)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    13.29       $    12.46    $    15.45
==================================================================================================================
TOTAL RETURN                                                                6.74%#         (17.34)%       (8.36)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   46,934       $   34,297    $   34,079
Ratio of Expenses to Average Net Assets (1)                                 1.01%*           1.00%         1.01%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          1.00%*            N/A          1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.35%*           1.08%         0.79%
Portfolio Turnover Rate                                                       21%#             42%           51%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.02++     $     0.02++  $     0.02
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.27%*           1.12%         1.16%
      Net Investment Income (Loss) to Average Net Assets                    2.09%*           0.96%         0.64%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    18.32    $    20.74    $    18.52
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.26          0.44          0.15
  Net Realized and Unrealized Gain (Loss) on Investments                  1.75          0.32          2.55
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      2.01          0.76          2.70
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.62)        (0.44)        (0.17)
  Net Realized Gain                                                      (2.66)        (2.74)        (0.31)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (3.28)        (3.18)        (0.48)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    17.05    $    18.32    $    20.74
============================================================================================================
TOTAL RETURN                                                             11.75%         4.01%        14.60%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   40,418    $  115,646    $  228,748
Ratio of Expenses to Average Net Assets (1)                               1.01%         1.01%         1.00%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.00%         1.00%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           1.16%         1.26%         0.96%
Portfolio Turnover Rate                                                     48%           41%           39%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.04    $     0.02    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.17%         1.06%         1.07%
      Net Investment Income (Loss) to Average Net Assets                  1.00%         1.20%         0.90%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ---------------------------------------------
                                                                    SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     --------------------------
                                                                      (UNAUDITED)            2002          2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    12.35       $    15.33    $    16.92
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.12++           0.12++        0.13
  Net Realized and Unrealized Gain (Loss) on Investments                    0.69            (2.82)        (1.58)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.81            (2.70)        (1.45)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.16)        (0.14)
  Net Realized Gain                                                           --            (0.12)           --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.28)        (0.14)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    13.16       $    12.35    $    15.33
=================================================================================================================
TOTAL RETURN                                                                6.64%#         (17.63)%       (8.58)%
=================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   28,453       $   26,866    $   30,089
Ratio of Expenses to Average Net Assets (2)                                 1.26%*           1.25%         1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          1.25%*            N/A          1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.10%*           0.83%         0.78%
Portfolio Turnover Rate                                                       21%#             42%           51%
-----------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.02++     $     0.02++  $     0.02
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.52%*           1.37%         1.41%
      Net Investment Income (Loss) to Average Net Assets                    1.84%*           0.71%         0.64%
-----------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    18.20    $    20.63    $    18.46
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.27          0.21          0.15
  Net Realized and Unrealized Gain (Loss) on Investments                  1.68          0.50          2.46
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.95          0.71          2.61
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.57)        (0.40)        (0.13)
  Net Realized Gain                                                      (2.66)        (2.74)        (0.31)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (3.23)        (3.14)        (0.44)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    16.92    $    18.20    $    20.63
============================================================================================================
TOTAL RETURN                                                             11.52%         3.75%        14.15%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   30,196    $   28,089    $   13,123
Ratio of Expenses to Average Net Assets (2)                               1.26%         1.26%         1.25%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           1.14%         0.89%         0.68%
Portfolio Turnover Rate                                                     48%           41%           39%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.04    $     0.01    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.42%         1.31%         1.32%
      Net Investment Income (Loss) to Average Net Assets                  0.97%         0.83%         0.62%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

International Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -------------------------------------------------
                                                                    SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003      -----------------------------
                                                                      (UNAUDITED)              2002           2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     14.60       $     15.59    $     17.88
=====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                           0.19++            0.19++         0.25
  Net Realized and Unrealized Gain (Loss) on Investments                     0.87             (0.82)         (2.00)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         1.06             (0.63)         (1.75)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                        --             (0.33)         (0.34)
  Net Realized Gain                                                            --             (0.03)         (0.20)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        --             (0.36)         (0.54)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     15.66       $     14.60    $     15.59
=====================================================================================================================
TOTAL RETURN                                                                 7.26%#           (4.02)%        (9.74)%
=====================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $ 4,617,934       $ 3,953,655    $ 4,004,817
Ratio of Expenses to Average Net Assets (1)                                  1.00%*            1.00%          1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)              2.71%*            1.24%          1.35%
Portfolio Turnover Rate                                                        16%#              51%            63%
---------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                     $      0.00+++    $      0.00+++ $      0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                         1.01%*            1.00%          1.01%
      Net Investment Income (Loss) to Average Net Assets                     2.70%*            1.24%          1.34%
---------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS A
                                                                    -------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                    -------------------------------------------
                                                                           2000           1999           1998
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     19.62    $     18.25    $     17.16
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                         0.25           0.24           0.27
  Net Realized and Unrealized Gain (Loss) on Investments                   1.44           2.80           2.86
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       1.69           3.04           3.13
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                   (0.04)         (0.18)         (0.38)
  Net Realized Gain                                                       (3.39)         (1.49)         (1.66)
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   (3.43)         (1.67)         (2.04)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     17.88    $     19.62    $     18.25
===============================================================================================================
TOTAL RETURN                                                               9.29%         16.91%         18.30%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $ 4,810,852    $ 4,630,035    $ 3,400,498
Ratio of Expenses to Average Net Assets (1)                                1.00%          1.00%          1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)            1.45%          1.28%          1.33%
Portfolio Turnover Rate                                                      53%            37%            33%
---------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                           N/A    $      0.00+   $      0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                       1.00%          1.01%          1.02%
      Net Investment Income (Loss) to Average Net Assets                   1.45%          1.27%          1.32%
---------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    14.53       $    15.53    $    17.81
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.17++           0.12++        0.07
  Net Realized and Unrealized Gain (Loss) on Investments                    0.87            (0.78)        (1.83)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.04            (0.66)        (1.76)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.31)        (0.32)
  Net Realized Gain                                                           --            (0.03)        (0.20)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.34)        (0.52)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    15.57       $    14.53    $    15.53
===================================================================================================================
TOTAL RETURN                                                                7.16%#          (4.25)%       (9.83)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  523,517       $  439,422    $  165,439
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.46%*           0.99%         0.73%
Portfolio Turnover Rate                                                       16%#             51%           63%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                     $     0.00+++    $     0.00+++ $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.26%*           1.25%         1.26%
      Net Investment Income (Loss) to Average Net Assets                    2.45%*           0.99%         0.72%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    19.58    $    18.22    $    17.13
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.23          0.19          0.24
  Net Realized and Unrealized Gain (Loss) on Investments0.87              1.39          2.81          2.85
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.62          3.00          3.09
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --         (0.15)        (0.34)
  Net Realized Gain                                                      (3.39)        (1.49)        (1.66)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (3.39)        (1.64)        (2.00)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    17.81    $    19.58    $    18.22
============================================================================================================
TOTAL RETURN                                                              8.94%        16.68%        18.13%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   59,945    $   41,374    $   17,076
Ratio of Expenses to Average Net Assets (2)                               1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           1.44%         0.93%         0.96%
Portfolio Turnover Rate                                                     53%           37%           33%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                          N/A    $     0.00+   $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.25%         1.26%         1.28%
      Net Investment Income (Loss) to Average Net Assets                  1.44%         0.92%         0.95%
------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

 The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         International Magnum Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     8.04       $     9.34    $    11.56
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.09++           0.07++        0.11
  Net Realized and Unrealized Gain (Loss) on Investments                    0.37            (1.31)        (2.27)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.46            (1.24)        (2.16)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.06)        (0.06)
  Net Realized Gain                                                           --               --            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.06)        (0.06)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.50       $     8.04    $     9.34
===================================================================================================================
TOTAL RETURN                                                                5.72%#         (13.36)%      (18.71)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   71,383       $   68,275    $  120,753
Ratio of Expenses to Average Net Assets (1)                                 1.00%*           1.01%         1.01%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A             1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.35%*           0.81%         1.00%
Portfolio Turnover Rate                                                       24%#             59%           44%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.02++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.33%*           1.30%         1.14%
      Net Investment Income (Loss) to Average Net Assets                    2.02%*           0.52%         0.87%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    13.62    $    11.57    $    10.87
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.11          0.19          0.14
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.52)         2.64          0.66
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.41)         2.83          0.80
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.16)        (0.15)        (0.10)
  Net Realized Gain                                                      (0.49)        (0.63)           --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.65)        (0.78)        (0.10)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    11.56    $    13.62    $    11.57
============================================================================================================
TOTAL RETURN                                                            (10.50)%       24.87%         7.33%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  183,566    $  188,586    $  269,814
Ratio of Expenses to Average Net Assets (1)                               1.01%         1.01%         1.00%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.00%         1.00%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           0.84%         0.89%         1.34%
Portfolio Turnover Rate                                                     56%           59%           39%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.02    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.10%         1.11%         1.13%
      Net Investment Income (Loss) to Average Net Assets                  0.75%         0.80%         1.24%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     8.04       $     9.32    $    11.52
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.09++           0.06++        0.01
  Net Realized and Unrealized Gain (Loss) on Investments                    0.34            (1.31)        (2.18)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.43            (1.25)        (2.17)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.03)        (0.03)
  Net Realized Gain                                                           --               --            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.47       $     8.04    $     9.32
===================================================================================================================
TOTAL RETURN                                                                5.35%#         (13.49)%      (18.87)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    9,170       $    6,644    $   10,542
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.26%         1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A             1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.10%*           0.56%         0.75%
Portfolio Turnover Rate                                                       24%#             59%           44%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.03++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.58%*           1.55%         1.39%
      Net Investment Income (Loss) to Average Net Assets                    1.77%*           0.27%         0.62%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    13.58    $    11.54    $    10.84
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.08          0.11          0.14
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.54)         2.68          0.64
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.46)         2.79          0.78
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.12)        (0.12)        (0.08)
  Net Realized Gain                                                      (0.48)        (0.63)           --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.60)        (0.75)        (0.08)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    11.52    $    13.58    $    11.54
============================================================================================================
TOTAL RETURN                                                            (10.81)%       24.58%         7.13%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   23,474    $   30,770    $   26,151
Ratio of Expenses to Average Net Assets (2)                               1.26%         1.25%         1.25%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           0.58%         0.87%         1.24%
Portfolio Turnover Rate                                                     56%           59%           39%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.01    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.35%         1.35%         1.37%
      Net Investment Income (Loss) to Average Net Assets                  0.49%         0.54%         1.14%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

International Small Cap Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    14.21       $    14.82    $    16.30
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.20++           0.15++        0.21
  Net Realized and Unrealized Gain (Loss) on Investments *                  2.24            (0.59)        (1.18)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        2.44            (0.44)        (0.97)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.13)        (0.27)
  Net Realized Gain                                                           --            (0.04)        (0.24)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.17)        (0.51)
------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES                                                              --               --          0.00+
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                        $    16.65       $    14.21    $    14.82
==================================================================================================================
TOTAL RETURN                                                               17.17%#          (2.99)%       (5.88)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  615,017       $  440,124    $  376,981
Ratio of Expenses to Average Net Assets (1)                                 1.15%**          1.15%         1.15%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A           N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.70%**          1.00%         1.38%
Portfolio Turnover Rate                                                       17%#             34%           39%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.00+++    $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.21%**          1.19%         1.19%
      Net Investment Income (Loss) to Average Net Assets                    2.64%**          0.96%         1.34%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    19.67    $    15.25    $    15.61
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.24          0.22          0.22
  Net Realized and Unrealized Gain (Loss) on Investments *               (0.86)         5.66          0.39
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (0.62)         5.88          0.61
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.17)        (0.29)        (0.24)
  Net Realized Gain                                                      (2.61)        (1.20)        (0.79)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (2.78)        (1.49)        (1.03)
------------------------------------------------------------------------------------------------------------
TRANSACTION FEES                                                          0.03          0.03          0.06
============================================================================================================
NET ASSET VALUE, END OF PERIOD                                      $    16.30    $    19.67    $    15.25
============================================================================================================
TOTAL RETURN                                                             (2.92)%       39.34%         4.25%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  374,924    $  357,708    $  252,642
Ratio of Expenses to Average Net Assets (1)                               1.16%         1.15%         1.15%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.15%          N/A           N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           1.32%         1.30%         1.23%
Portfolio Turnover Rate                                                     54%           48%           39%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.01    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.22%         1.20%         1.21%
      Net Investment Income (Loss) to Average Net Assets                  1.38%         1.25%         1.18%
------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
* Includes a 1% transaction fee on purchases and redemptions of capital shares through 1999 and 0.50% for the year ended December 31, 2001 and 2000.
**   Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Japanese Value Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     4.66       $     5.25    $     7.62
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.00+++         (0.01)++      (0.01)++
  Net Realized and Unrealized Gain (Loss) on Investments                    0.26            (0.58)        (2.25)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.26            (0.59)        (2.26)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --               --         (0.11)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     4.92       $     4.66    $     5.25
==================================================================================================================
TOTAL RETURN                                                                5.58%#         (11.22)%      (29.96)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   35,435       $   24,159    $   22,921
Ratio of Expenses to Average Net Assets (1)                                 1.02%*           1.02%         1.02%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          1.00%*           1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             0.17%*          (0.15)%       (0.21)%
Portfolio Turnover Rate                                                       47%#             45%           14%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.01++  $     0.02++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.36%*           1.29%         1.26%
      Net Investment Income (Loss) to Average Net Assets                   (0.17)%*         (0.42)%       (0.45)%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    10.12    $     6.18    $     5.89
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                       (0.02)        (0.02)++       0.04
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.37)         3.96          0.48
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.39)         3.94          0.52
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.11)           --         (0.23)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     7.62    $    10.12    $     6.18
============================================================================================================
TOTAL RETURN                                                            (23.69)%       63.75%         8.82%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   56,306    $   73,666    $   57,755
Ratio of Expenses to Average Net Assets (1)                               1.03%         1.01%         1.11%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)          (0.29)%       (0.28)%        0.03%
Portfolio Turnover Rate                                                     14%           26%           66%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.12%         1.14%         1.30%
      Net Investment Income (Loss) to Average Net Assets                 (0.38)%       (0.41)%       (0.14)%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     4.59       $     5.18    $     7.54
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                         (0.01)++         (0.03)++      (0.03)++
  Net Realized and Unrealized Gain (Loss) on Investments                    0.26            (0.56)        (2.22)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.25            (0.59)        (2.25)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --               --         (0.11)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     4.84       $     4.59    $     5.18
===================================================================================================================
TOTAL RETURN                                                                5.45%#         (11.39)%      (30.15)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $      174       $      308    $    1,057
Ratio of Expenses to Average Net Assets (2)                                 1.27%*           1.27%         1.27%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          1.25%*           1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)            (0.08)%*         (0.40)%       (0.50)%
Portfolio Turnover Rate                                                       47%#             45%           14%
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.01++  $     0.02++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.61%*           1.54%         1.51%
      Net Investment Income (Loss) to Average Net Assets                   (0.42)%*         (0.67)%       (0.74)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    10.02    $     6.13    $     5.87
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                        0.02          0.08++       (0.09)
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.41)         3.81          0.58
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.39)         3.89          0.49
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.09)           --         (0.23)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     7.54    $    10.02    $     6.13
============================================================================================================
TOTAL RETURN                                                            (23.93)%       63.46%         8.33%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    3,851    $    3,538    $    1,083
Ratio of Expenses to Average Net Assets (2)                               1.28%         1.26%         1.36%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)          (0.54)%       (0.57)%       (0.25)%
Portfolio Turnover Rate                                                     14%           26%           66%
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.00+   $     0.01++  $     0.02
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.37%         1.39%         1.55%
      Net Investment Income (Loss) to Average Net Assets                 (0.62)%       (0.67)%       (0.42)%
------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Latin American Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.13       $     9.09    $     9.36
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.09++           0.12++        0.23
  Net Realized and Unrealized Gain (Loss) on Investments                    1.28            (1.99)        (0.36)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.37            (1.87)        (0.13)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.09)        (0.14)
  Net Realized Gain                                                           --               --            --
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.09)        (0.14)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.50       $     7.13    $     9.09
==================================================================================================================
TOTAL RETURN                                                               19.21%#         (20.55)%       (1.48)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   20,276       $   18,032    $   22,699
Ratio of Expenses to Average Net Assets (1)                                 1.72%*           1.67%         1.80%
Ratio of Expenses to Average Net Assets Excluding Country Tax and
  Interest Expense                                                          1.70%*           1.58%         1.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.43%*           1.52%         2.27%
Portfolio Turnover Rate                                                       59%#             76%           58%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++            N/A    $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.99%*           1.67%         1.80%
      Net Investment Income (Loss) to Average Net Assets                    2.16%*           1.52%         2.25%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    11.32    $     6.74    $    10.91
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.01          0.18          0.13++
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.82)         4.59         (4.16)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.81)         4.77         (4.03)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.15)        (0.19)        (0.09)
  Net Realized Gain                                                         --            --         (0.05)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.15)        (0.19)        (0.14)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     9.36    $    11.32    $     6.74
============================================================================================================
TOTAL RETURN                                                            (16.21)%       71.28%       (37.10)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   25,403    $   13,809    $   15,012
Ratio of Expenses to Average Net Assets (1)                               1.84%         1.79%         1.81%
Ratio of Expenses to Average Net Assets Excluding Country Tax and
  Interest Expense                                                        1.70%         1.70%         1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)          (0.03)%        1.40%         1.40%
Portfolio Turnover Rate                                                    133%          124%          196%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.02    $     0.04           N/A
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      2.06%         2.12%          N/A
      Net Investment Income (Loss) to Average Net Assets                 (0.25)%        1.07%          N/A
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.15       $     9.10    $     9.37
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.08++           0.13++        0.25
  Net Realized and Unrealized Gain (Loss) on Investments                    1.28            (2.02)        (0.41)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.36            (1.89)        (0.16)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.06)        (0.11)
  Net Realized Gain                                                           --               --            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.06)        (0.11)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.51       $     7.15    $     9.10
===================================================================================================================
TOTAL RETURN                                                               19.02%#         (20.83)%       (1.77)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $      234       $      196    $      825
Ratio of Expenses to Average Net Assets (2)                                 1.97%*           1.92%         2.05%
Ratio of Expenses to Average Net Assets Excluding Country Tax and
  Interest Expense                                                          1.95%*           1.83%         1.97%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.18%*           1.27%         2.05%
Portfolio Turnover Rate                                                       59%#             76%           58%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++            N/A    $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        2.24%*           1.92%         2.05%
      Net Investment Income (Loss) to Average Net Assets                    1.91%*           1.27%         2.03%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    11.36    $     6.78    $    10.80
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                       (0.01)         0.19          0.12++
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.83)         4.58         (4.09)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (1.84)         4.77         (3.97)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.15)        (0.19)           --
  Net Realized Gain                                                         --            --         (0.05)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.15)        (0.19)        (0.05)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     9.37    $    11.36    $     6.78
============================================================================================================
TOTAL RETURN                                                            (16.42)%       70.85%       (36.86)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    1,140    $    1,387    $    1,148
Ratio of Expenses to Average Net Assets (2)                               2.09%         2.05%         2.01%
Ratio of Expenses to Average Net Assets Excluding Country Tax and
  Interest Expense                                                        1.95%         1.95%         1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)           0.33%         1.04%         1.24%
Portfolio Turnover Rate                                                    133%          124%          196%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.03    $     0.05           N/A
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      2.31%         2.35%          N/A
      Net Investment Income (Loss) to Average Net Assets                 (0.26)%        0.75%          N/A
------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Equity Growth Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    12.49       $    17.29    $    20.51
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.03++           0.03++        0.01
  Net Realized and Unrealized Gain (Loss) on Investments                    1.50            (4.80)        (3.08)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.53            (4.77)        (3.07)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.03)           --
  Net Realized Gain                                                           --               --         (0.15)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.03)        (0.15)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    14.02       $    12.49    $    17.29
===================================================================================================================
TOTAL RETURN                                                               12.25%#         (27.64)%      (14.97)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  511,779       $  432,207    $  603,652
Ratio of Expenses to Average Net Assets (1)                                 0.80%*           0.80%         0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             0.42%*           0.21%         0.05%
Portfolio Turnover Rate                                                       76%#            143%           94%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                     $     0.00+++    $     0.00+++ $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        0.82%*           0.81%         0.81%
      Net Investment Income (Loss) to Average Net Assets                    0.40%*           0.21%         0.06%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    25.04    $    19.04    $    16.93
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                       (0.01)        (0.02)         0.04
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.76)         7.49          3.17
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.77)         7.47          3.21
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --         (0.00)+       (0.03)
  Net Realized Gain                                                      (1.76)        (1.47)        (1.07)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.76)        (1.47)        (1.10)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    20.51    $    25.04    $    19.04
============================================================================================================
TOTAL RETURN                                                            (11.78)%       39.89%        19.04%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  886,824    $  977,005    $  784,565
Ratio of Expenses to Average Net Assets (1)                               0.80%         0.80%         0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           0.79%        (0.10)%        0.22%
Portfolio Turnover Rate                                                     71%           91%          156%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                   $     0.00+   $     0.00+   $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      0.80%         0.80%         0.80%
      Net Investment Income (Loss) to Average Net Assets                 (0.06)%       (0.10)%        0.22%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    12.34       $    17.08    $    20.32
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.01++           0.00+++      (0.04)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.48            (4.74)        (3.05)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.49            (4.74)        (3.09)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --               --            --
  Net Realized Gain                                                           --               --         (0.15)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --               --         (0.15)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    13.83       $    12.34    $    17.08
==================================================================================================================
TOTAL RETURN                                                               12.07%#         (27.75)%      (15.26)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  172,732       $  156,501    $  223,646
Ratio of Expenses to Average Net Assets (2)                                 1.05%*           1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             0.17%*          (0.04)%       (0.22)%
Portfolio Turnover Rate                                                       76%#            143%           94%
------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                     $     0.00+++    $     0.00+++ $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.07%*           1.06%         1.06%
      Net Investment Income (Loss) to Average Net Assets                    0.15%*          (0.04)%       (0.22)%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    24.90    $    18.97    $    16.91
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                       (0.04)        (0.04)        (0.00)+
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.78)         7.44          3.15
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.82)         7.40          3.15
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --         (0.00)+       (0.02)
  Net Realized Gain                                                      (1.76)        (1.47)        (1.07)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.76)        (1.47)        (1.09)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    20.32    $    24.90    $    18.97
============================================================================================================
TOTAL RETURN                                                            (12.01)%       39.61%        18.71%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  350,556    $  246,889    $   83,330
Ratio of Expenses to Average Net Assets (2)                               1.05%         1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)          (1.04)%       (0.34)%       (0.02)%
Portfolio Turnover Rate                                                     71%           91%          156%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income:                   $     0.00+   $     0.00+   $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.05%         1.05%         1.05%
      Net Investment Income (Loss) to Average Net Assets                 (0.30)%       (0.34)%       (0.20)%
------------------------------------------------------------------------------------------------------------

+    A mount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Focus Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     9.02       $    12.67    $    15.31
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.03++           0.00+++      (0.03)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.46            (3.65)        (2.28)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.49            (3.65)        (2.31)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                           --               --         (0.33)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    10.51       $     9.02    $    12.67
===================================================================================================================
TOTAL RETURN                                                               16.52%#!        (28.81)%      (15.22)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   61,020       $   51,347    $   85,204
Ratio of Expenses to Average Net Assets (1)                                 1.00%*           1.00%         1.01%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             0.60%*           0.02%        (0.21)%
Portfolio Turnover Rate                                                       96%#            173%           95%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.16%*           1.09%         1.08%
      Net Investment Income (Loss) to Average Net Assets                    0.44%*          (0.07)%       (0.28)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    19.70    $    17.50    $    15.78
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                       (0.05)        (0.06)        (0.00)+
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.05)         7.89          2.42
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.10)         7.83          2.42
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                      (2.29)        (5.63)        (0.70)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    15.31    $    19.70    $    17.50
============================================================================================================
TOTAL RETURN                                                            (11.66)%       46.44%        15.35%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $  126,531    $  136,128    $  130,734
Ratio of Expenses to Average Net Assets (1)                               1.00%         1.01%         1.01%
Ratio of Expenses to Average Net Assets Excluding Interest Expense         N/A          1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)          (0.27)%       (0.33)%        0.01%
Portfolio Turnover Rate                                                     93%          155%          373%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.00+   $     0.01    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.04%         1.07%         1.03%
      Net Investment Income (Loss) to Average Net Assets                 (0.29)%       (0.39)%       (0.01)%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     8.85       $    12.45    $    15.09
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.02++          (0.03)++      (0.07)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.42            (3.57)        (2.24)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.44            (3.60)        (2.31)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                           --               --         (0.33)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    10.29       $     8.85    $    12.45
===================================================================================================================
TOTAL RETURN                                                               16.27%#!        (28.92)%      (15.45)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    7,472       $    6,414    $   13,143
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.25%         1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A          1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             0.35%*          (0.23)%       (0.45)%
Portfolio Turnover Rate                                                       96%#            173%           95%
-------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.01++  $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.41%*           1.34%         1.33%
      Net Investment Income (Loss) to Average Net Assets                    0.19%*          (0.32)%       (0.53)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    19.50    $    17.40    $    15.72
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                       (0.08)        (0.08)        (0.06)
  Net Realized and Unrealized Gain (Loss) on Investments                 (2.04)         7.81          2.44
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (2.12)         7.73          2.38
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                      (2.29)        (5.63)        (0.70)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    15.09    $    19.50    $    17.40
============================================================================================================
TOTAL RETURN                                                            (11.89)%       46.13%        15.15%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   18,876    $   22,168    $   16,682
Ratio of Expenses to Average Net Assets (2)                               1.25%         1.26%         1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)          (0.52)%       (0.58)%       (0.26)%
Portfolio Turnover Rate                                                     93%          155%          373%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.00+   $     0.01    $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.29%         1.32%         1.28%
      Net Investment Income (Loss) to Average Net Assets                 (0.54)%       (0.64)%       (0.28)%
------------------------------------------------------------------------------------------------------------

+    Amount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized
!    The total return was positively impacted as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This wasa one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Small Company Growth Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.50       $     9.65    $    10.99
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                         (0.03)++         (0.07)++      (0.06)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.38            (2.08)        (1.28)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.35            (2.15)        (1.34)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --               --            --
  Net Realized Gain                                                           --               --         (0.00)+
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --               --         (0.00)+
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.85       $     7.50    $     9.65
===================================================================================================================
TOTAL RETURN                                                               18.00%#         (22.28)%      (12.18)%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  116,110       $   74,554    $   82,300
Ratio of Expenses to Average Net Assets (1)                                 1.10%*           1.10%         1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)            (0.85)%*         (0.82)%       (0.69)%
Portfolio Turnover Rate                                                       93%#            133%          144%
-------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.24%*           1.22%         1.25%
      Net Investment Income (Loss) to Average Net Assets                   (0.99)%*         (0.94)%       (0.83)%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                         2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    13.32    $     8.07    $     7.72
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                       (0.08)        (0.05)         0.09
  Net Realized and Unrealized Gain (Loss) on Investments                 (0.69)         7.40          1.97
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (0.77)         7.35          2.06
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --            --         (0.09)
  Net Realized Gain                                                      (1.56)        (2.10)        (1.62)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.56)        (2.10)        (1.71)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    10.99    $    13.32    $     8.07
============================================================================================================
TOTAL RETURN                                                             (6.64)%       96.45%        27.54%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   89,367    $   77,193    $   73,276
Ratio of Expenses to Average Net Assets (1)                               1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)          (0.68)%       (0.59)%        1.06%
Portfolio Turnover Rate                                                    129%          204%          331%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.01    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.30%         1.43%         1.35%
      Net Investment Income (Loss) to Average Net Assets                 (0.73)%       (0.78)%        0.96%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.26       $     9.36    $    10.68
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                         (0.04)++         (0.09)++      (0.06)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.33            (2.01)        (1.26)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.29            (2.10)        (1.32)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --               --            --
  Net Realized Gain                                                           --               --         (0.00)+
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --               --         (0.00)+
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.55       $     7.26    $     9.36
==================================================================================================================
TOTAL RETURN                                                               17.77%#         (22.44)%      (12.35)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  278,000       $  215,899    $  184,099
Ratio of Expenses to Average Net Assets (2)                                 1.35%*           1.35%         1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)            (1.10)%*         (1.07)%       (0.97)%
Portfolio Turnover Rate                                                       93%#            133%          144%
------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.01++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.49%*           1.47%         1.50%
      Net Investment Income (Loss) to Average Net Assets                   (1.24)%*         (1.19)%       (1.12)%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    13.01    $     7.93    $     7.63
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                       (0.10)        (0.08)         0.09
  Net Realized and Unrealized Gain (Loss) on Investments                 (0.67)         7.26          1.90
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (0.77)         7.18          1.99
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                     --            --         (0.07)
  Net Realized Gain                                                      (1.56)        (2.10)        (1.62)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.56)        (2.10)        (1.69)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    10.68    $    13.01    $     7.93
============================================================================================================
TOTAL RETURN                                                             (6.81)%       95.97%        26.86%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   91,069    $   14,775    $    1,282
Ratio of Expenses to Average Net Assets (2)                               1.50%         1.50%         1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)          (0.97)%       (0.87)%        0.88%
Portfolio Turnover Rate                                                    129%          204%          331%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.00+   $     0.02    $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.55%         1.66%         1.60%
      Net Investment Income (Loss) to Average Net Assets                 (1.02)%        1.03%         0.78%
------------------------------------------------------------------------------------------------------------

+    A mount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Technology Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     6.69       $    12.76    $    25.82
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                         (0.04)++         (0.10)++      (0.18)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.46            (5.97)       (12.00)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.42            (6.07)       (12.18)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                           --               --         (0.88)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.11       $     6.69    $    12.76
==================================================================================================================
TOTAL RETURN                                                               21.23%#         (47.57)%      (47.89)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   20,797       $   20,331    $   42,195
Ratio of Expenses to Average Net Assets (1)                                 1.25%*           1.26%         1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A             1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)            (1.06)%*         (1.11)%       (1.09)%
Portfolio Turnover Rate                                                      100%#            122%          107%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income (Loss)               $     0.01++     $     0.02++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.59%*           1.46%         1.34%
      Net Investment Income (Loss) to Average Net Assets                   (1.40)%*         (1.32)%       (1.17)%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    -----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
                                                                           2000          1999          1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    38.91    $    17.98    $    11.73
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        (0.34)        (0.28)++      (0.13)++
  Net Realized and Unrealized Gain (Loss) on Investments                  (7.69)        28.07          6.45
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      (8.03)        27.79          6.32
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                       (5.06)        (6.86)        (0.07)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    25.82    $    38.91    $    17.98
=============================================================================================================
TOTAL RETURN                                                             (22.67)%      160.62%        53.90%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                $  101,588    $   82,190    $   27,506
Ratio of Expenses to Average Net Assets (1)                                1.26%         1.26%         1.29%
Ratio of Expenses to Average Net Assets Excluding Interest Expense         1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           (1.05)%       (1.06)%       (0.95)%
Portfolio Turnover Rate                                                     150%          250%          265%
-------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income (Loss)              $     0.01    $     0.00+++ $     0.07++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                       1.29%         1.28%         1.82%
      Net Investment Income (Loss) to Average Net Assets                  (1.08)%       (1.09)%       (1.47)%
-------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     6.61       $    12.61    $    25.58
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                         (0.05)++         (0.12)++      (0.21)
  Net Realized and Unrealized Gain (Loss) on Investments                    1.44            (5.88)       (11.88)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.39            (6.00)       (12.09)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                           --               --         (0.88)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.00       $     6.61    $    12.61
==================================================================================================================
TOTAL RETURN                                                               21.03%#         (47.62)%      (47.99)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $    2,768       $    1,872    $    3,137
Ratio of Expenses to Average Net Assets (2)                                 1.50%*           1.51%         1.51%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A             1.50%         1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)            (1.31)%*         (1.36)%       (1.34)%
Portfolio Turnover Rate                                                      100%#            122%          107%
------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.01++     $     0.02++  $     0.01
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.84%*           1.71%         1.59%
      Net Investment Income (Loss) to Average Net Assets                   (1.65)%*         (1.57)%       (1.42)%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    38.69    $    17.92    $    11.72
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                       (0.41)        (0.35)++      (0.16)++
  Net Realized and Unrealized Gain (Loss) on Investments                 (7.64)        27.98          6.43
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     (8.05)        27.63          6.27
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Realized Gain                                                      (5.06)        (6.86)        (0.07)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    25.58    $    38.69    $    17.92
============================================================================================================
TOTAL RETURN                                                            (22.86)%      160.26%        53.52%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $    6,251    $    4,192    $      850
Ratio of Expenses to Average Net Assets (2)                               1.51%         1.51%         1.55%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.50%         1.50%         1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)          (1.30)%       (1.31)%       (1.32)%
Portfolio Turnover Rate                                                    150%          250%          265%
------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.00+++ $     0.07++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      1.54%         1.53%         2.08%
      Net Investment Income (Loss) to Average Net Assets                 (1.34)%       (1.32)%       (1.84)%
------------------------------------------------------------------------------------------------------------

+    A mount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         U.S. Real Estate Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    13.55       $    14.63    $    14.50
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.20++           0.52++        0.60
  Net Realized and Unrealized Gain (Loss) on Investments                    1.70            (0.48)         0.71
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.90             0.04          1.31
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                    (0.12)           (0.52)        (0.57)
  Net Realized Gain                                                           --            (0.60)        (0.61)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    (0.12)           (1.12)        (1.18)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    15.33       $    13.55    $    14.63
==================================================================================================================
TOTAL RETURN                                                               14.16%#           0.18%         9.27%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  750,295       $  655,274    $  696,871
Ratio of Expenses to Average Net Assets (1)                                 1.00%*           0.99%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             2.89%*           3.49%         4.19%
Portfolio Turnover Rate                                                        9%#             47%           33%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.00+++           N/A    $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.01%*           0.99%         1.01%
      Net Investment Income (Loss) to Average Net Assets                    2.88%*           3.49%         4.18%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    -----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
                                                                         2000           1999           1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    11.84    $    12.71    $    15.38
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                         0.51          0.81          0.47++
  Net Realized and Unrealized Gain (Loss) on Investments                   2.94         (0.98)        (2.32)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       3.45         (0.17)        (1.85)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                   (0.56)        (0.66)        (0.49)
  Net Realized Gain                                                       (0.23)        (0.04)        (0.33)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   (0.79)        (0.70)        (0.82)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    14.50    $    11.84    $    12.71
=============================================================================================================
TOTAL RETURN                                                              29.65%        (1.48)%      (12.29)%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                $  584,263    $  311,064    $  259,589
Ratio of Expenses to Average Net Assets (1)                                1.00%         1.00%         1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)            4.13%         6.52%         3.33%
Portfolio Turnover Rate                                                      31%           47%          117%
-------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                     $     0.00+   $     0.00+   $     0.00+++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                       1.01%         1.02%         1.04%
      Net Investment Income (Loss) to Average Net Assets                   4.11%         6.51%         3.30%
-------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    13.47       $    14.55    $    14.45
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.18++           0.45++        0.56
  Net Realized and Unrealized Gain (Loss) on Investments                    1.69            (0.45)         0.68
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.87             0.00          1.24
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                    (0.11)           (0.48)        (0.53)
  Net Realized Gain                                                           --            (0.60)        (0.61)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    (0.11)           (1.08)        (1.14)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    15.23       $    13.47    $    14.55
==================================================================================================================
TOTAL RETURN                                                               13.95%#          (0.07)%        8.78%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   40,547       $   31,584    $   23,198
Ratio of Expenses to Average Net Assets (2)                                 1.25%*           1.24%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             2.64%*           3.24%         3.96%
Portfolio Turnover Rate                                                        9%#             47%           33%
------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.00+++           N/A    $     0.00+
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.26%*           1.24%         1.26%
      Net Investment Income (Loss) to Average Net Assets                    2.63%*           3.24%         3.95%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    -----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
                                                                         2000           1999           1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    11.80    $    12.67    $    15.34
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                         0.49          0.82          0.47++
  Net Realized and Unrealized Gain (Loss) on Investments                   2.92         (1.02)        (2.35)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       3.41         (0.20)        (1.88)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                   (0.53)        (0.63)        (0.46)
  Net Realized Gain                                                       (0.23)        (0.04)        (0.33)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   (0.76)        (0.67)        (0.79)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    14.45    $    11.80    $    12.67
=============================================================================================================
TOTAL RETURN                                                              29.36%        (1.73)%      (12.52)%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                $   20,235    $   13,418    $   13,523
Ratio of Expenses to Average Net Assets (2)                                1.25%         1.25%         1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)            3.83%         6.13%         3.23%
Portfolio Turnover Rate                                                      31%           47%          117%
-------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                     $     0.00+   $     0.00+   $     0.01++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                       1.26%         1.27%         1.29%
      Net Investment Income (Loss) to Average Net Assets                   3.81%         6.12%         3.20%
-------------------------------------------------------------------------------------------------------------

+    A mount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Value Equity Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)         2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.21       $     9.68    $    10.32
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                          0.06++           0.14++        0.15++
  Net Realized and Unrealized Gain (Loss) on Investments                    0.79            (2.47)        (0.31)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.85            (2.33)        (0.16)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                    (0.03)           (0.14)        (0.15)
  Net Realized Gain                                                           --               --         (0.33)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    (0.03)           (0.14)        (0.48)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.03       $     7.21    $     9.68
==================================================================================================================
TOTAL RETURN                                                               11.86%#         (24.22)%       (1.55)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   71,909       $   76,452    $  101,691
Ratio of Expenses to Average Net Assets (1)                                 0.70%*           0.70%         0.70%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A           N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)             1.70%*           1.69%         1.56%
Portfolio Turnover Rate                                                       40%#             45%           50%
------------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.00+++    $     0.01++  $     0.01++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        0.76%*           0.76%         0.79%
      Net Investment Income (Loss) to Average Net Assets                    1.64%*           1.63%         1.47%
------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     9.63    $    10.78    $    13.62
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                        0.16          0.26          0.20
  Net Realized and Unrealized Gain (Loss) on Investments                  1.54          0.97          0.98
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.70          1.23          1.18
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.16)        (0.17)        (0.21)
  Net Realized Gain                                                      (0.85)        (2.21)        (3.81)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (1.01)        (2.38)        (4.02)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    10.32    $     9.63    $    10.78
============================================================================================================
TOTAL RETURN                                                             18.08%        11.63%         8.79%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   70,454    $   46,768    $   57,543
Ratio of Expenses to Average Net Assets (1)                               0.70%         0.73%         0.70%
Ratio of Expenses to Average Net Assets Excluding Interest Expense         N/A          0.70%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)           1.64%         1.25%         1.36%
Portfolio Turnover Rate                                                     62%           80%          153%
------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                    $     0.01    $     0.03    $     0.02
     Ratios before expense limitation:
      Expenses to Average Net Assets                                      0.81%         0.86%         0.82%
      Net Investment Income (Loss) to Average Net Assets                  1.54%         1.12%         1.25%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     7.21       $     9.67    $    10.32
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                          0.05++           0.12++        0.13++
  Net Realized and Unrealized Gain (Loss) on Investments                    0.80            (2.46)        (0.32)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.85            (2.34)        (0.19)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                    (0.03)           (0.12)        (0.13)
  Net Realized Gain                                                           --               --         (0.33)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                    (0.03)           (0.12)        (0.46)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     8.03       $     7.21    $     9.67
==================================================================================================================
TOTAL RETURN                                                               11.79%#         (24.32)%       (1.89)%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   56,542       $   46,757    $   24,597
Ratio of Expenses to Average Net Assets (2)                                 0.95%*           0.95%         0.95%
Ratio of Expenses to Average Net Assets Excluding Interest Expense           N/A              N/A           N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)             1.45%*           1.44%         1.25%
Portfolio Turnover Rate                                                       40%#             45%           50%
------------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                      $     0.00+++    $     0.00+++ $     0.01++
     Ratios before expense limitation:
      Expenses to Average Net Assets                                        1.01%*           1.01%         1.04%
      Net Investment Income (Loss) to Average Net Assets                    1.39%*           1.38%         1.17%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    -----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
                                                                         2000           1999           1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     9.60    $    10.76    $    13.59
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (2)                                         0.12          0.20          0.07
  Net Realized and Unrealized Gain (Loss) on Investments                   1.56          0.99          1.08
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       1.68          1.19          1.15
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                   (0.11)        (0.13)        (0.17)
  Net Realized Gain                                                       (0.85)        (2.22)        (3.81)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                                   (0.96)        (2.35)        (3.98)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    10.32    $     9.60    $    10.76
=============================================================================================================
TOTAL RETURN                                                              17.92%        11.22%         8.59%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                $      891    $      921    $    1,045
Ratio of Expenses to Average Net Assets (2)                                0.95%         0.98%         0.95%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          N/A          0.95%          N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)            1.35%         1.01%         1.12%
Portfolio Turnover Rate                                                      62%           80%          153%
-------------------------------------------------------------------------------------------------------------
(2) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                     $     0.01    $     0.03    $     0.02
     Ratios before expense limitation:
      Expenses to Average Net Assets                                       1.11%         1.13%         1.07%
      Net Investment Income (Loss) to Average Net Assets                   1.24%         0.87%         1.01%
-------------------------------------------------------------------------------------------------------------

+    A mount is less than $0.005 per share.
++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                         Financial Highlights

                                         Emerging Markets Debt Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ---------------------------
                                                                      (UNAUDITED)            2002          2001
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     2.95       $     2.95    $     2.88
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                     0.12++           0.27++        0.21
  Net Realized and Unrealized Gain (Loss) on Investments                    0.41             0.06          0.09
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.53             0.33          0.30
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.33)        (0.23)
  Return of Capital                                                           --               --            --
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.33)        (0.23)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     3.48       $     2.95    $     2.95
==================================================================================================================
TOTAL RETURN                                                               17.97%#          11.29%        10.57%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $   58,942       $   48,769    $   52,561
Ratio of Expenses to Average Net Assets                                     1.16%*           1.06%         1.13%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          1.12%*            N/A           N/A
Ratio of Net Investment Income to Average Net Assets                        7.74%*           8.79%         8.22%
Portfolio Turnover Rate                                                      121%#            157%          316%
------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     3.00    $     2.61    $     5.77
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                   0.55          0.43++        1.13++
  Net Realized and Unrealized Gain (Loss) on Investments                 (0.17)         0.34         (3.19)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.38          0.77         (2.06)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.50)        (0.37)        (1.10)
  Return of Capital                                                         --         (0.01)           --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.50)        (0.38)        (1.10)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     2.88    $     3.00    $     2.61
============================================================================================================
TOTAL RETURN                                                             12.81%        29.22%       (35.95)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $   47,080    $   52,654    $   46,234
Ratio of Expenses to Average Net Assets                                   1.15%         1.40%         2.38%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.10%         1.29%         1.34%
Ratio of Net Investment Income to Average Net Assets                     13.33%        13.12%        11.61%
Portfolio Turnover Rate                                                    375%          249%          457%
------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     3.00       $     3.01    $     2.92
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                     0.12++           0.26++        0.30
  Net Realized and Unrealized Gain (Loss) on Investments                    0.43             0.05          0.02
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.55             0.31          0.32
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                       --            (0.32)        (0.23)
  Return of Capital                                                           --               --            --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       --            (0.32)        (0.23)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     3.55       $     3.00    $     3.01
===================================================================================================================
TOTAL RETURN                                                               18.33%#          10.34%        10.50%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $      405       $      343    $      429
Ratio of Expenses to Average Net Assets                                     1.41%*           1.31%         1.38%
Ratio of Expenses to Average Net Assets Excluding Interest Expense          1.37%*            N/A           N/A
Ratio of Net Investment Income to Average Net Assets                        7.49%*           8.54%         7.97%
Portfolio Turnover Rate                                                      121%#            157%          316%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                        2000           1999           1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     3.03    $     2.66    $     5.77
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                   0.20          0.28++        1.13++
  Net Realized and Unrealized Gain (Loss) on Investments                  0.17          0.46         (3.17)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.37          0.74         (2.04)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
  Net Investment Income                                                  (0.48)        (0.05)        (1.07)
  Return of Capital                                                         --         (0.32)           --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.48)        (0.37)        (1.07)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     2.92    $     3.03    $     2.66
============================================================================================================
TOTAL RETURN                                                             12.50%        28.01%       (35.37)%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $      387    $      860    $    1,187
Ratio of Expenses to Average Net Assets                                   1.40%         1.65%         2.62%
Ratio of Expenses to Average Net Assets Excluding Interest Expense        1.35%         1.55%         1.60%
Ratio of Net Investment Income to Average Net Assets                     13.28%        12.85%        11.09%
Portfolio Turnover Rate                                                    375%          249%          457%
------------------------------------------------------------------------------------------------------------

++   Per share amount is based on average shares outstanding.
*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
Financial Highlights

Money Market Portfolio

Selected Per Share Data and Ratios

                                                                                        CLASS A
                                                                    ------------------------------------------------
                                                                    SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     -----------------------------
                                                                      (UNAUDITED)              2002           2001
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $     1.000       $     1.000    $     1.000
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                     0.004             0.013          0.038
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM
  Net Investment Income                                                    (0.004)           (0.013)        (0.038)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $     1.000       $     1.000    $     1.000
====================================================================================================================
TOTAL RETURN                                                                 0.37%#            1.30%          3.82%
====================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $ 1,112,492       $ 1,369,935    $ 2,706,283
Ratio of Expenses to Average Net Assets                                      0.51%*            0.48%          0.48%
Ratio of Net Investment Income to Average Net Assets                         0.80%*            1.32%          3.90%
--------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    -------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    -------------------------------------------
                                                                           2000           1999           1998
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     1.000    $     1.000    $     1.000
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                   0.060          0.047          0.051
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM
  Net Investment Income                                                  (0.060)        (0.047)        (0.051)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $     1.000    $     1.000    $     1.000
===============================================================================================================
TOTAL RETURN                                                               6.06%          4.80%          5.20%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $ 3,026,412    $ 2,931,316    $ 1,958,177
Ratio of Expenses to Average Net Assets                                    0.48%          0.50%          0.49%
Ratio of Net Investment Income to Average Net Assets                       6.07%          4.73%          5.07%
---------------------------------------------------------------------------------------------------------------

*  Annualized
#  Not annualized

MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                        CLASS A
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2003     ----------------------------
                                                                      (UNAUDITED)            2002           2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    1.000       $    1.000    $     1.000
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                    0.003            0.009          0.022
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM
  Net Investment Income                                                   (0.003)          (0.009)        (0.022)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    1.000       $    1.000    $     1.000
===================================================================================================================
TOTAL RETURN                                                                0.30%#           0.90%          2.23%
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $  777,436       $  910,426    $ 1,346,818
Ratio of Expenses to Average Net Assets                                     0.50%*           0.48%          0.49%
Ratio of Net Investment Income to Average Net Assets                        0.63%*           0.90%          2.25%
-------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A
                                                                    ----------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------
                                                                          2000          1999          1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    1.000    $    1.000    $    1.000
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                  0.035         0.027         0.030
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM
  Net Investment Income                                                 (0.035)       (0.027)       (0.030)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    1.000    $    1.000    $    1.000
============================================================================================================
TOTAL RETURN                                                              3.57%         2.77%         3.00%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $1,476,436    $1,405,646    $  990,579
Ratio of Expenses to Average Net Assets                                   0.48%         0.50%         0.50%
Ratio of Net Investment Income to Average Net Assets                      3.50%         2.76%         2.96%
------------------------------------------------------------------------------------------------------------

*    Annualized
#    Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of twenty-two separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectus of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return consistent with preservation of capital. The investment objective of the money market portfolios is to seek current income and preserve capital.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities owned by the Money Market and Municipal Money Market Portfolios are stated at amortized cost, which approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

     - investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

MORGAN STANLEY INSTITUTIONAL FUND, INC.

June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)

     foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, certain Portfolios may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)

     leverage which may increase the impact that gains or losses may have on a Portfolio.

6. LOAN AGREEMENTS: Certain Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. A Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. A Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigningLender.

7. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statement of Operations. A Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio's records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

8. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decline in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

     Based on pre-established guidelines, the securities lending agent invests the cash collateral that is received in high-quality short-term investments. The Portfolio retains a portion of the income derived from these investments, which is included in the Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at June 30, 2003 are as follows:

                                       VALUE OF
                                         LOANED      VALUE OF
                                     SECURITIES    COLLATERAL
PORTFOLIO                                 (000)         (000)
-------------------------------------------------------------
Active International Allocation      $   43,838    $   46,434
Emerging Markets                         42,731        46,422
European Value Equity                     2,687         2,843
International Equity                    594,446       627,507
International Magnum                     13,703        14,465
Equity Growth                            21,927        22,393

MORGAN STANLEY INSTITUTIONAL FUND, INC.

June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)

     The following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

                                      NET INTEREST
                                         EARNED BY
                                         PORTFOLIO
PORTFOLIO                                    (000)
--------------------------------------------------
Active International Allocation          $     52
Emerging Markets                              127
European Value Equity                           8
International Equity                        1,492
International Magnum                           31

9. STRUCTURED SECURITIES: The Emerging Markets Debt Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

10. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as a realized gain or loss in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

     Certain Portfolios may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

11. PURCHASED AND WRITTEN OPTIONS: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

     Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

12. UNFUNDED COMMITMENTS: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund, Inc., the Portfolio has made a subscription commitment of $5,000,000 for which it will receive 10,000 shares of common stock. As of June 30, 2003, Cabot Industrial Value Fund, Inc. has not drawn down the commitment.

     Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT, LLC I, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)

     shares of common stock. As of June 30, 2003, BRCP REIT, LLC I has drawn down $34,429, which represents 0.5% of the commitment.

13. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Money Market and the Municipal Money Market Portfolios are accrued daily and are distributed on or about the 15th of each month. Distributions for the remaining Portfolios are recorded on the ex-distribution date.

     The U.S. Real Estate Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

     For certain Portfolios that invest in international securities, a 2.00% redemption fee is imposed on shares purchased in those Portfolios and held less than 60 days. The purpose of the redemption fees is to protect the Portfolios and their shareholders from the effects of short-term trading in Portfolios' shares. These fees, if any, are included in Capital Share Redemptions on the Statement of Changes in Net Assets.

B. ADVISER: Morgan Stanley Investment Management, Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rates of average daily net assets indicated below. MS Investment Management has voluntarily agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percent-age of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                   MAXIMUM
                                                                EXPENSE RATIO
                                               ADVISORY      -------------------
PORTFOLIO                                           FEE      CLASS A     CLASS B
--------------------------------------------------------------------------------
Active International Allocation                    0.65%       0.80%       1.05%
Asian Equity                                       0.80        1.00        1.25
Asian Real Estate                                  0.80        1.00        1.25
Emerging Markets                                   1.25        1.75        2.00
European Real Estate                               0.80        1.00        1.25
European Value Equity                              0.80        1.00        1.25
Global Franchise                                   0.80        1.00        1.25
Global Value Equity                                0.80        1.00        1.25
International Equity                               0.80        1.00        1.25
International Magnum                               0.80        1.00        1.25
International Small Cap                            0.95        1.15         N/A
Japanese Value Equity                              0.80        1.00        1.25
Latin American                                     1.10        1.70        1.95
Equity Growth                                      0.60        0.80        1.05
Focus Equity                                       0.80        1.00        1.25
Small Company Growth                               1.00        1.10        1.35
Technology                                         1.00        1.25        1.50
U.S. Real Estate                                   0.80        1.00        1.25
Value Equity                                       0.50        0.70        0.95
Emerging Markets Debt                              0.75        1.75        2.00
Money Market                                       0.30        0.55         N/A
Municipal Money Market                             0.30        0.57         N/A

Morgan Stanley Investment Advisors Inc., (the "Sub-Advisor" or "MS Advisors"), provides sub-advisory services to the Money Market and Municipal Money Market Portfolios. MS Advisors receives a sub-advisory fee from the investment advisory fees paid to MS Investment Management by the Money Market and Municipal Money Market Portfolios.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MS Investment Management, serves as the distributor of the Fund and provides Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)

Under the Plan, the Distributor is entitled to receive from each applicable Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive from time to time all or any portion of its distribution fee.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. The deferred fees payable, under the Compensation Plan, at June 30, 2003, totaled $1,104,000 and are included in Directors' Fees and Expenses Payable for the applicable Portfolios on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by approximately $77,000 due to these fluctuations.

G. PURCHASES AND SALES: During the six months ended June 30, 2003, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

                                                        PURCHASES          SALES
PORTFOLIO                                                   (000)          (000)
--------------------------------------------------------------------------------
Active International Allocation                      $     55,455   $     52,088
Asian Equity                                               14,652         22,537
Asian Real Estate                                             454            357
Emerging Markets                                          286,390        314,732
European Real Estate                                        4,741          6,447
European Value Equity                                      12,904         11,143
Global Franchise                                           14,417         12,786
Global Value Equity                                        20,859         13,012
International Equity                                    1,171,348        682,007
International Magnum                                       20,180         15,957
International Small Cap                                   156,012         83,359
Japanese Value Equity                                      18,450         12,250
Latin American                                             10,917         11,333
Equity Growth                                             485,384        458,649
Focus Equity                                               60,067         57,001
Small Company Growth                                      334,776        293,013
Technology                                                 24,682         28,968
U.S. Real Estate                                           67,416         60,080
Value Equity                                               46,068         53,094
Emerging Markets Debt                                      65,730         65,415

There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the following Portfolios paid brokerage commissions to Morgan Stanley& Co., an affiliated broker/dealer:

                                                                       BROKERAGE
                                                                     COMMISSIONS
PORTFOLIO                                                                  (000)
--------------------------------------------------------------------------------
Asian Equity                                                         $        11
Asian Real Estate                                                              1
Emerging Markets                                                              20
Global Value Equity                                                            1
Equity Growth                                                                  2
Technology                                                                     1

H. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. In addition to the distributions shown below, the Asian Equity Portfolio had a return of capital of $51,000 in 2002. The Municipal Money Market Portfolio's ordinary income distributions shown below include tax-exempt as well as taxable components. The tax character of distributions paid during 2002 and 2001 were as follows:

                                   2002 DISTRIBUTIONS       2001 DISTRIBUTIONS
                                       PAID FROM:               PAID FROM:
                                 ----------------------   ----------------------
                                 ORDINARY     LONG-TERM   ORDINARY     LONG-TERM
                                   INCOME  CAPITAL GAIN     INCOME  CAPITAL GAIN
PORTFOLIO                           (000)         (000)      (000)         (000)
--------------------------------------------------------------------------------
Active International
  Allocation                    $   7,649      $     --   $  6,488      $     --
Asian Equity                          225            --        316            --
Asian Real Estate                      82            --         79            --
Emerging Markets                      324            --         --            --
European Real Estate                1,087            --        432            --
European Value Equity                 510            --      1,446         2,162
Global Franchise                      169            --         --            --
Global Value Equity                   861           601        626            --
International Equity              104,631            --     86,476        51,369
International Magnum                  465            --        789            --
International Small Cap             4,992           149     11,711           930
Japanese Value Equity                  --            --        715            --
Latin American                        234            --        336            --

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)

                                   2002 DISTRIBUTIONS       2001 DISTRIBUTIONS
                                       PAID FROM:               PAID FROM:
                                 ----------------------   ----------------------
                                 ORDINARY     LONG-TERM   ORDINARY     LONG-TERM
                                   INCOME  CAPITAL GAIN     INCOME  CAPITAL GAIN
PORTFOLIO                           (000)         (000)      (000)         (000)
--------------------------------------------------------------------------------
Equity Growth                   $   1,002      $     --   $      --    $   9,328
Focus Equity                           --            --          --        2,686
Small Company Growth                   --            --          25           --
Technology                             --            --          --        3,620
U.S. Real Estate                   30,807        27,284      30,286       24,179
Value Equity                        2,149            --       2,648        2,898
Emerging Markets Debt               5,066            --       4,322           --
Money Market                       23,615            --     122,588           --
Municipal Money Market             10,310            --      32,457           --

The amount and character of income and capital gain distributions to be paid by the Portfolios of the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassification among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and taxes differences, if any, are not included in ending undistributed (distributions in excess of ) net investment income (or accumulated net investment loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                   UNDISTRIBUTED
                                                   UNDISTRIBUTED       LONG-TERM
                                                 ORDINARY INCOME    CAPTIAL GAIN
PORTFOLIO                                                  (000)           (000)
--------------------------------------------------------------------------------
Active International Allocation                       $      555      $       --
Asian Real Estate                                             22              --
European Real Estate                                          39              --
European Value Equity                                         47              --
Global Franchise                                             142              --
Global Value Equity                                           12             472
International Magnum                                         288              --
International Small Cap                                      448              --
Latin American                                                24              --
Equity Growth                                                 43              --
U.S. Real Estate                                              --             305
Value Equity                                                  16              --
Money Market                                                 270              --
Municipal Money Market                                       108              --

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2002. The undistributed ordinary income for the Municipal Money Market represents tax-exempt income.

At June 30, 2003, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios (excluding foreign currency if applicable) were:

                                                                                           NET
                                                                                  APPRECIATION
                                            COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
PORTFOLIO                                  (000)          (000)          (000)           (000)
----------------------------------------------------------------------------------------------
Active International Allocation       $  369,755     $   13,858     $  (61,685)     $  (47,827)
Asian Equity                              15,481            712           (988)           (276)
Asian Real Estate                          2,537            212           (385)           (173)
Emerging Markets                         848,709         87,895       (110,942)        (23,047)
European Real Estate                      18,669          2,710           (490)          2,220
European Value Equity                     38,935          1,607         (1,446)            161
Global Franchise                          59,666          5,828         (1,469)          4,359
Global Value Equity                       86,428          2,798         (6,895)         (4,097)
International Equity                   5,621,873        376,410       (338,348)         38,062
International Magnum                      96,645          4,617        (10,452)         (5,835)
International Small Cap                  587,729         77,400        (51,376)         26,024
Japanese Value Equity                     47,220            817         (8,337)         (7,520)
Latin American                            21,016            950         (1,426)           (476)
Equity Growth                            661,770         54,982        (10,340)         44,642
Focus Equity                              67,851          3,395         (2,850)            545
Small Company Growth                     339,016         52,461         (5,949)         46,512
Technology                                26,478          2,063         (4,955)         (2,892)
U.S. Real Estate                         690,117        128,272        (30,784)         97,488
Value Equity                             125,609         12,417         (9,427)          2,990
Emerging Markets Debt                     53,668          5,180           (666)          4,514
Money Market                           1,113,828             --             --              --
Municipal Money Market                   798,656             --             --              --

At December 31, 2002, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to theextent provided by regulations, through the indicated expirationdates:

                                        EXPIRATION DATE DECEMBER 31, (000)
----------------------------------------------------------------------------------------------------------------
PORTFOLIO                                 2005       2006       2007       2008       2009       2010      TOTAL
----------------------------------------------------------------------------------------------------------------
Active International Allocation       $     --   $     --   $     --   $     --   $ 20,350   $ 60,663   $ 81,013
Asian Equity                            10,287     67,604         --         --     17,418      6,691    102,000
Asian Real Estate                           --      2,190         --         --         --         68      2,258
Emerging Markets                            --         --         --         --    266,985    102,776    369,761
European Real Estate                        --      1,283      4,708        215        101         --      6,307
European Value Equity                       --         --         --         --        717      1,359      2,076
International Magnum                        --         --         --         --     11,881      4,936     16,817
International Small Cap                     --         --         --         --         --      9,475      9,475
Japanese Value Equity                    9,712     23,700        583         --         --      3,162     37,157

MORGAN STANLEY INSTITUTIONAL FUND, INC.

June 30, 2003 (unaudited)

Notes to Financial Statements (Cont'd)

                                           EXPIRATION DATE DECEMBER 31, (000)
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                  2005        2006        2007        2008        2009        2010       TOTAL
-----------------------------------------------------------------------------------------------------------------------
Latin American                        $      --   $  15,053   $   5,508   $      --   $   1,705   $   4,597   $  26,863
Equity Growth                                --          --          --          --      33,000     117,052     150,052
Focus Equity                                 --          --          --          --      14,650      21,111      35,761
Small Company Growth                         --          --          --          --      48,399      41,886      90,285
Technology                                   --          --          --          --      50,529      28,302      78,831
Value Equity                                 --          --          --          --          --      23,101      23,101
Emerging Markets Debt                        --      83,015       9,761          --         704          --      93,480

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

                                             CAPITAL                    CURRENCY
                                              LOSSES          PFIC        LOSSES
PORTFOLIO                                      (000)         (000)         (000)
--------------------------------------------------------------------------------
Active International Allocation           $    5,259    $       --    $       --
Asian Equity                                     385            --             3
Emerging Markets                                  --            --           128
European Real Estate                              --            --             3
European Value Equity                            389            --            --
Global Franchise                                  27            --           208
Global Value Equity                               --            --            84
International Magnum                             933            --            --
International Small Cap                        4,057            --            --
Japanese Value Equity                             75            --            --
Latin American                                   813            --            12
Equity Growth                                 25,150            --            --
Focus Equity                                     496            --            --
Small Company Growth                           2,976            --            --
Technology                                     2,114            --            --
U.S. Real Estate                               8,427            --            --
Value Equity                                   1,531            --            --

I. OTHER: The net assets of certain Portfolios are substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios' investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statement of Net Assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a counterparty's failure to complete the transaction.

From time to time, certain Portfolios may have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment decisions of these shareholders could have a material impact on those Portfolios.

Perfomance was positively impacted on the Focus Equity Portfolio as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

J. SUPPLEMENTAL PROXY INFORMATION: On July 9, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL

1. To elect the following Directors effective July 31, 2003:

                                                        VOTES IN        VOTES
                                                        FAVOR OF       AGAINST
--------------------------------------------------------------------------------
Michael Bozic                                         1,430,868,485   16,793,680
Charles A. Fiumefreddo                                1,425,947,427   21,714,738
Edwin J. Garn                                         1,428,536,663   19,125,502
Wayne E. Hedien                                       1,431,105,700   16,556,465
James F. Higgins                                      1,426,268,025   21,394,140
Dr. Manuel H. Johnson                                 1,431,271,009   16,391,156
Philip J. Purcell                                     1,407,379,481   40,282,684

Also effective July 31, 2003, in connection with a reconstitution of the Fund's Board of Directors, John D. Barret II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr., William G. Morton, Jr., Ronald E. Robison, and Mitchell M. Merin have resigned from the Board of Directors. As of that date, the members of the Board of Directors are: Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson,

                                         MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                         June 30, 2003 (unaudited)

Notes to Financial Statements (cont'd)


Joseph J. Kearns, Michael Nugent, Philip J. Purcell, and Fergus Reid.

K. SUBSEQUENT EVENTS: In the third quarter, the Fund's Board of Directors approved for the Asian Equity Portfolio to be liquidated. Additionally, the Fund's Board of Directors also gave its approval for the Morgan Stanley Institutional Fund Trust's Small Cap Growth Portfolio to be merged into the Fund's Small Company Growth Portfolio. A proxy statement detailing the proposal and other information will be distributed to shareholders of the Morgan Stanley Institutional Fund Trust's Small Cap Growth Portfolio.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

June 30, 2003 (unaudited)

Director and Officer Information

DIRECTORS                                OFFICERS

Michael Bozic                            Charles A. Fiumefreddo
                                         CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                         Mitchell M. Merin
Edwin J. Garn                            PRESIDENT

Wayne E. Hedien                          Ronald E. Robison
                                         EXECUTIVE VICE PRESIDENT AND PRINCIPAL
James F. Higgins                         EXECUTIVE OFFICER

Dr. Manuel H. Johnson                    Barry Fink
                                         VICE PRESIDENT
Joseph J. Kearns
                                         Joseph J. McAlinden
Michael Nugent                           VICE PRESIDENT

Philip J. Purcell                        Stefanie V. Chang
                                         VICE PRESIDENT
Fergus Reid
                                         James W. Garrett
INVESTMENT ADVISER AND ADMINISTRATOR     TREASURER AND CHIEF FINANCIAL OFFICER
Morgan Stanley Investments
Management Inc.                          Michael J. Leary
1221 Avenue of the Americas              ASSISTANT TREASURER
New York, NY 10020
                                         Mary E. Mullin
DISTRIBUTOR                              SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas              LEGAL COUNSEL
New York, NY 10020                       Mayer, Brown, Rowe & Maw LLP
                                         1675 Broadway
CUSTODIAN                                New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                          INDEPENDENT AUDITORS
New York, New York 10017                 Ernst & Young LLP
                                         200 Clarendon Street
                                         Boston, Massachusetts 02116-5072

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
MSIF: (800) 548-7786

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]                                     0630-fibaleqseman-0803

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Morgan Stanley Institutional Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003